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                          LEHMAN BROTHERS INCOME FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION


  Investor Class Shares, Institutional Class Shares, Reserve Class Shares and
                               Trust Class Shares



                            DATED February 28, 2007
                            AS AMENDED JUNE 1, 2007

                        Lehman Brothers CORE BOND Fund
                     Lehman Brothers HIGH INCOME Bond Fund
                     Lehman Brothers MUNICIPAL MONEY Fund
                   Lehman Brothers MUNICIPAL SECURITIES Trust
                 Lehman Brothers NATIONAL MUNICIPAL MONEY Fund
                 Lehman Brothers NEW YORK MUNICIPAL MONEY Fund
                   Lehman Brothers SHORT DURATION Bond Fund
                     Lehman Brothers STRATEGIC INCOME Fund
                      Lehman Brothers TAX-FREE MONEY Fund
                         Neuberger Berman CASH RESERVES



              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

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      Lehman  Brothers  CORE  BOND  Fund,  Lehman Brothers HIGH INCOME Bond Fund
(formerly, Neuberger Berman High Income Bond Fund), Lehman Brothers SHORT DURATION Bond Fund (formerly, Neuberger Berman Limited Maturity Bond Fund), Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust
(formerly,   Neuberger  Berman  Municipal  Securities  Trust),  Lehman  Brothers
NATIONAL MUNICIPAL MONEY Fund (formerly, National Municipal Money Fund), Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund
(formerly,  Tax-Free  Money  Fund),  Lehman   Brothers   STRATEGIC  INCOME  Fund
(formerly, Neuberger Berman Strategic Income Fund) and Neuberger Berman CASH RESERVES (each a "Fund") offer shares pursuant to Prospectuses dated February 28, 2007.

      The Prospectus for your share class provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

      No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2007 Neuberger Berman Management Inc. All rights reserved.

(c)2007 Lehman Brothers Asset Management LLC. All rights reserved.

(c)2007 Lehman Brothers.  All rights reserved.

                               TABLE OF CONTENTS
                               -----------------

INVESTMENT INFORMATION...............................................................................1
         Investment Policies and Limitations..........................................................2
         Cash Management and Temporary Defensive Positions............................................8
         Additional Investment Information............................................................9

SPECIAL RISK CONSIDERATIONS FOR LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND........................56

CERTAIN RISK CONSIDERATIONS..........................................................................65

PERFORMANCE INFORMATION..............................................................................65
         Yield Calculations..........................................................................66
         Tax Equivalent Yield........................................................................67
         Average  Annual  Total  Return  Computations................................................68
         Average  Annual Total Return After Taxes on  Distributions  ................................69

                                       i

         Average  Annual  Total  Return  After  Taxes on  Distributions  and Sale of Fund  Shares....69

TRUSTEES AND OFFICERS................................................................................69

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES....................................................86
         Investment Manager and Administrator........................................................86
         Management and Administration Fees..........................................................87
         Waivers and Reimbursements..................................................................91
         Sub-Advisers.............95
         Portfolio Manager Information...............................................................96
         Investment Companies Managed...............................................................102
         Codes of Ethics..........102
         Management and Control of NB Management and Lehman Brothers Asset Management...............103

DISTRIBUTION ARRANGEMENTS...........................................................................103

ADDITIONAL PURCHASE INFORMATION.....................................................................108
         Share Prices and Net Asset Value...........................................................108
         Automatic Investing and Dollar Cost Averaging..............................................110
         Financial Intermediaries.110

ADDITIONAL EXCHANGE INFORMATION.....................................................................110

ADDITIONAL REDEMPTION INFORMATION...................................................................116
         Suspension of Redemptions..................................................................116
         Redemptions in Kind......117

DIVIDENDS AND OTHER DISTRIBUTIONS...................................................................117

ADDITIONAL TAX INFORMATION..........................................................................118
         TAXATION OF THE FUNDS....118
         Taxation of the Funds' Shareholders........................................................123

VALUATION OF PORTFOLIO SECURITIES...................................................................126

PORTFOLIO TRANSACTIONS..............................................................................126
         Portfolio Turnover.......132
         Expense Offset Arrangement.................................................................132
         Commission Recapture Program (Lehman Brothers STRATEGIC INCOME Fund).......................132
         Proxy Voting.............133

PORTFOLIO HOLDINGS DISCLOSURE.......................................................................134
         Portfolio Holdings Disclosure Policy.......................................................134

                                       ii

         Portfolio Holdings Disclosure Procedures...................................................134
         Portfolio Holdings Approved Recipients.....................................................135

REPORTS TO SHAREHOLDERS.............................................................................136

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS......................................................137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................................................138

LEGAL COUNSEL.......................................................................................138

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................................................138

REGISTRATION STATEMENT..............................................................................144

FINANCIAL STATEMENTS................................................................................144

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER..........................................A-1

                             INVESTMENT INFORMATION

      Each Fund is a separate operating series of Lehman Brothers Income Funds (formerly, Neuberger Berman Income Funds) ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

      At the close of business on June 10, 2005, Lehman Brothers CORE BOND Fund acquired all the assets and assumed all the liabilities of Ariel Premier Bond Fund, a series of Ariel Investment Trust. Prior to that date, Lehman Brothers CORE BOND Fund had no operations. Financial and performance information in this SAI prior to June 10, 2005 for the Fund is that of each respective class of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund for performance and accounting purposes.

      At the close of business on September 6, 2002, Lehman Brothers HIGH INCOME Bond Fund acquired all the assets and assumed all the liabilities of Lipper High Income Bond Fund, a series of The Lipper Funds, Inc., and Neuberger Berman HIGH YIELD Bond Fund, a prior series of the Trust. Prior to that date, Lehman Brothers HIGH INCOME Bond Fund had no operations.

      Through February 9, 2001, the Funds (except Lehman Brothers CORE BOND Fund and Lehman Brothers HIGH INCOME Bond Fund) were organized as feeder funds in master-feeder structures rather than in a single level multiple-class structure. As feeder funds, they were series of Neuberger Berman Income Funds (now, Lehman Brothers Income Funds) and Neuberger Berman Income Trust. As of that date, those feeder funds reorganized into the Funds' Investor Class and Trust Class of units of beneficial interest ("shares"), respectively.


      Lehman Brothers STRATEGIC INCOME Fund (Neuberger Berman Strategic Income Fund prior to February 28, 2007) commenced operations on July 11, 2003.

      The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

      (1) 67% of total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

      (2)   a majority of the outstanding shares of the Fund.

      These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."


      NB Management is responsible for the day-to-day management of Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES. NB Management has delegated day-to-day management to Lehman Brothers Asset

Management, LLC ("Lehman Brothers Asset Management) for Lehman Brothers CORE BOND Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund. Throughout this SAI, the term "Manager" refers to NB Management or Lehman Brothers Asset Management, as appropriate.


Investment Policies and Limitations
-----------------------------------

      Each Fund has the following fundamental investment policy:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.


      A Fund's policy on "Investments in Any One Issuer" does not limit a Fund's ability to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

      For purposes of the investment limitation on concentration in a particular industry, Lehman Brothers SHORT DURATION Bond Fund determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Fund's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Fund's quality restrictions without credit support, the Fund treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.

      With respect to the limitation on borrowings, Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may pledge assets in connection with permitted borrowings. For purposes of its limitation on commodities, Lehman Brothers SHORT DURATION Bond Fund does not consider foreign currencies or forward contracts to be physical commodities and Lehman Brothers CORE BOND Fund does not consider forward contracts to be physical commodities.


      For purposes of Lehman Brothers CORE BOND Fund's investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.

      Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, the Manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

      The fundamental investment policies and limitations of each Fund (unless otherwise indicated) are as follows:

      1. BORROWING (ALL FUNDS EXCEPT LEHMAN BROTHERS CORE BOND FUND). No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and (except for Lehman Brothers HIGH INCOME Bond
Fund) not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      BORROWING (LEHMAN BROTHERS CORE BOND FUND). The Fund may not borrow money, except that it may borrow money from banks for temporary or emergency purposes and not for leveraging or investment; provided that borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS SHORT DURATION BOND FUND, AND NEUBERGER BERMAN CASH RESERVES). Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers SHORT DURATION Bond Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For Lehman Brothers HIGH INCOME Bond Fund this restriction also shall not prohibit the Fund from purchasing foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments. Neuberger Berman CASH RESERVES may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Fund from purchasing the securities of issuers that own interests in any of the foregoing.

      COMMODITIES (LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities other than foreign currency), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments or from investing in securities of any kind.

      COMMODITIES (LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND). No Fund may purchase commodities or contracts thereon, but this restriction shall not prohibit each Fund from purchasing the securities of issuers that own interests in any of the foregoing.

      3. DIVERSIFICATION. No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities") or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or
(ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES are subject to the diversification requirements under Rule 2a-7.)

      4. INDUSTRY CONCENTRATION (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, AND LEHMAN BROTHERS SHORT DURATION BOND FUND). No Fund may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities or (ii) investments by Lehman Brothers MUNICIPAL SECURITIES Trust in municipal securities.

      INDUSTRY CONCENTRATION (NEUBERGER BERMAN CASH RESERVES). The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. This limitation does not apply to purchases of U.S. Government and Agency Securities.

      INDUSTRY CONCENTRATION (LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND). No Fund may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities,
(ii) investments by a Fund in CDs or banker's acceptances issued by domestic branches of U.S. banks, (iii) investments by a Fund in municipal securities.

      INDUSTRY CONCENTRATION (LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest up to 25% of its total assets in the real estate industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.

      5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, and for Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

      6.    REAL  ESTATE (ALL FUNDS EXCEPT FOR LEHMAN BROTHERS STRATEGIC  INCOME
FUND). No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

            REAL ESTATE (LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein,
(ii) invest in securities that are secured by  real estate or interests therein,
(iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and
(v) invest in real estate investment trusts of any kind.

      7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. No Fund may engage in the business of underwriting securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

      The non-fundamental investment policies and limitations of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Neuberger Berman CASH RESERVES, unless otherwise indicated are as follows:

      1. INVESTMENTS IN ANY ONE ISSUER. Neuberger Berman CASH RESERVES may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer.

      2. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 15% of its net assets (10% in the case of Neuberger Berman CASH RESERVES) would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      3. BORROWING (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Neither Fund may purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets. The Lehman Brothers HIGH INCOME Bond Fund does not currently intend to borrow for leveraging or investment.

      BORROWING (NEUBERGER BERMAN CASH RESERVES). The Fund will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Fund currently does not intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities  lending transactions will be aggregated  for  purposes  of  the  20%
limit.

      BORROWING (LEHMAN BROTHERS CORE BOND FUND). The Fund may not purchase securities if outstanding borrowings of money exceed 5% of its total assets.

      4. LENDING (NEUBERGER BERMAN CASH RESERVES, LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Except for the purchase of debt securities and engaging in repurchase agreements, the Funds may not make any loans other than securities loans.

      LENDING (LEHMAN BROTHERS HIGH INCOME BOND FUND). Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

      5. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. For Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund and Lehman Brothers SHORT DURATION Bond Fund, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      6. BONDS AND OTHER DEBT SECURITIES (LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS HIGH INCOME BOND FUND). Each Fund normally invests at least 80% of the sum of its net assets plus any borrowings for investment purposes in bonds and other debt securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days' notice to shareholders.

      The non-fundamental investment policies and limitations of Lehman Brothers MUNICIPAL SECURITIES Trust are as follows:

      1. GEOGRAPHIC CONCENTRATION. The Fund will not invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

      2. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      3. BORROWING. The Fund may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

      4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

      5. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      The non-fundamental investment policies and limitations of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund are as follows, unless otherwise indicated:

      1. GEOGRAPHIC CONCENTRATION (LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY
FUND). No Fund will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

      2. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      3.    BORROWING.   No  Fund  intends  to  borrow,  including  any  reverse
repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

      4. LENDING. Except for the purchase of debt securities, engaging in repurchase agreements and other customary uses, no Fund may make any loans other than securities loans.

      5. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

      The non-fundamental investment policies and limitations of Lehman Brothers STRATEGIC INCOME Fund are as follows, unless otherwise indicated:

      1. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      2. BORROWING. The Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

      3. LENDING. Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

      4. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      SENIOR SECURITIES: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

      CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS
      -------------------------------------------------

      For temporary defensive purposes, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on certain other debt securities in which Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund normally invest. These investments may produce taxable income and after-tax yields for Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund that are lower than the tax-equivalent yields available on municipal securities at the time.

      In reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude an investing Fund from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Fund's investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

      In addition, pursuant to an exemptive order received from the SEC, a Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. Under the exemptive order, a Fund that is a money market fund cannot invest in an unregistered fund that does not comply with Rule 2a-7.


ADDITIONAL INVESTMENT INFORMATION
---------------------------------

      The Funds may make the following investments, among others, some of which are part of the Funds' principal investment strategies and some of which are not. The principal risks of each Fund's principal investment strategies are also discussed in the Prospectuses. The Funds will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for the Funds.

      DESCRIPTION OF MUNICIPAL OBLIGATIONS (ALL FUNDS EXCEPT LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS CORE BOND FUND).


      Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

      Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

      The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

      Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

      Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

      The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.


      From time to time, federal legislation has affected the availability of municipal obligations for investment by any Fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. If such legislation were enacted, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund would reevaluate its investment objective, policies, and limitations. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Fund earned was taxable, that interest could be deemed taxable retroactive to the time the Fund purchased the relevant security.


      Listed below are different types of municipal obligations:

      GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

      REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

      Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

      RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.


      MUNICIPAL LEASE OBLIGATIONS (LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND, LEHMAN BROTHERS TAX-FREE MONEY FUND). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Fund will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Fund.

      MUNICIPAL NOTES.  Municipal notes include the following:
      ---------------

      1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

      2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

      3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

      4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

      5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae (also known as the Federal National Mortgage Association) or Ginnie Mae (also known as the Government National Mortgage Association).


      6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by a state or local government or an agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.


      7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). Each Fund can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.


      RESIDUAL INTEREST BONDS (LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). The Fund may purchase one component of a municipal security that is structured in two parts: A variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.

      TENDER OPTION BONDS (LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND, LEHMAN BROTHERS TAX-FREE MONEY
FUND). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade. For Lehman Brothers MUNICIPAL SECURITIES Trust, the tax treatment of tender option bonds is unclear and the Fund will not invest in them unless the Manager has assurances that the interest thereon will be exempt from federal income tax.

      YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS (ALL FUNDS EXCEPT LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

      Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Fund's investments, whereas a decline in interest rates generally will increase that value. The ability of each Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Fund invests (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

      POLICIES AND LIMITATIONS. As a fundamental policy, Lehman Brothers MUNICIPAL SECURITIES Trust normally invests at least 80% of its total assets in municipal obligations. As a fundamental policy, each of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers NATIONAL MUNICIPAL MONEY Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities. As a fundamental policy, Lehman Brothers TAX-FREE MONEY Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities the interest income on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item"). Except as otherwise provided in the Prospectuses and this SAI, each Fund's investment portfolio may consist of any combination of the types of municipal obligations described in its Prospectuses or in this SAI. The proportions in which each Fund invests in various types of municipal obligations will vary from time to time. Lehman Brothers SHORT DURATION Bond Fund may invest up to 5% of its net assets in municipal obligations. Neuberger Berman CASH RESERVES may invest in municipal obligations that otherwise meet its criteria for quality and maturity. Lehman Brothers HIGH INCOME Bond Fund may invest in municipal obligations but has no current intention of doing so.


      U.S.  GOVERNMENT  AND  AGENCY  SECURITIES (ALL FUNDS).   "U.S.  Government
Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.


      "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the GNMA, Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the U.S. Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.


      U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.


      Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund and Neuberger Berman CASH RESERVES may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.

       POLICIES AND LIMITATIONS. Neuberger Berman CASH RESERVES may invest 25% or more of its total assets in U.S. Government and Agency Securities. Under normal circumstances, Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in U.S. Government and Agency Securities.

      Lehman Brothers CORE BOND Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Lehman Brothers SHORT DURATION Bond Fund have no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each of those Funds must invest according to its investment objective and policies.

      CORPORATE BONDS (LEHMAN BROTHERS CORE BOND FUND). The Fund will normally invest in corporate issues that are rated A or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch, Inc., each of which is a nationally recognized statistical rating organization ("NRSRO"), or that are not rated by Moody's, S&P or Fitch, Inc. but are deemed by the Manager to be of comparable quality.


      The Fund may invest in investment grade corporate bonds. Usually, no single corporate issuer will comprise more than 5% of the Fund's total assets at the time of investment. The value of lower-rated corporate debt securities is more sensitive to economic changes or individual corporate developments than higher-rated investments.


      INFLATION-INDEXED SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND, LEHMAN BROTHERS CORE BOND FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). The Funds may invest in U.S. Treasury securities the principal value of which is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on it than on a conventional bond.

      Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed-rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate U.S. Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate U.S. Treasury securities having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

      Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must distribute substantially all of its net income to its shareholders to avoid payment of federal income and excise taxes, a Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

      ILLIQUID SECURITIES (ALL FUNDS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless the Manager, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by a Fund may be subject to legal restrictions, which could be costly to it.

      POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers MUNICIPAL SECURITIES Trust may each invest up to 15% of its net assets in illiquid securities (10% in the case of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES).

      REPURCHASE AGREEMENTS (ALL FUNDS). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Manager monitors the creditworthiness of sellers.

      Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 15% (10% in the case of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) for Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME BOND Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers SHORT DURATION BOND Fund, and Lehman Brothers STRATEGIC INCOME Fund, the underlying securities are of the type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

      SECURITIES LOANS (ALL FUNDS). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by the Manager, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Manager believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Neuberger Berman CASH RESERVES may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

      POLICIES AND LIMITATIONS. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by the Manager. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.

      For Neuberger Berman CASH RESERVES, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, Neuberger Berman CASH RESERVES does not currently intend to invest more than 20% of its total assets in securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS). A Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. The Manager, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% (10% in the case of the Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES) limit on investments in illiquid securities.

      COMMERCIAL PAPER (ALL FUNDS). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, the Manager may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

      POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund's 15% (10% in the case of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES) limit on investments in illiquid securities. Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by the Manager to be of equivalent quality.

      REVERSE REPURCHASE AGREEMENTS (ALL FUNDS EXCEPT  LEHMAN BROTHERS CORE BOND
FUND). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. The Manager monitors the creditworthiness of counterparties to reverse repurchase agreements.

      For Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES, their investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Funds generally will enter into a reverse repurchase agreement only if the Manager anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Funds receive a large-scale redemption near noon, Eastern time, for Neuberger Berman CASH RESERVES or 3:00 p.m., Eastern time for Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund.


      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Fund's obligations under the agreement.


      Neuberger Berman CASH RESERVES may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, none of these Funds currently intends to invest more than 20% of its total assets in reverse repurchase agreements. For each of these Funds, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      BANKING AND SAVINGS INSTITUTION SECURITIES (ALL FUNDS). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Funds invest typically are not covered by deposit insurance.


      A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

      Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.


      In addition, for the Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers SHORT DURATION Bond Fund, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

      FINANCIAL SERVICES OBLIGATIONS (LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND AND NEUBERGER BERMAN CASH RESERVES). Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field.

      Because Neuberger Berman CASH RESERVES normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, it will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

      CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

      POLICIES AND LIMITATIONS. Neuberger Berman CASH RESERVES normally will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

      VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL FUNDS). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.


      Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund's quality standards. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.


      The Adjustable Rate Securities in which Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund invests are municipal obligations. Among the Adjustable Rate Securities in which Neuberger Berman CASH RESERVES may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Fund to recover its assets may depend on the treatment of GICs under state insurance laws.

      POLICIES AND LIMITATIONS. Except for Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES, no Fund may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

      For purposes of determining its dollar-weighted average maturity, each Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, each Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, the Manager considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

      GICs are generally regarded as illiquid. Thus, Neuberger Berman CASH RESERVES may not invest in such GICs if, as a result, more than 10% of the value of its net assets would then be invested in such GICs and other illiquid securities.

      PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND). When a Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Fund that terminates if the Fund sells the obligations to a third party.

      The Funds may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Fund's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

      Although each Fund does not currently intend to invest in standby commitments, each reserves the right to do so. By enabling a Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

      Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund's investment portfolio.

      POLICIES AND LIMITATIONS. Each Fund will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations subject to a standby commitment will be exempt from federal income tax (and, in the case of Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, from New York State and New York City personal income taxes). Each Fund will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Fund will do so only to facilitate portfolio liquidity.

      PARTICIPATION INTERESTS (LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND). The Funds may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Manager to be creditworthy. A Fund has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Fund currently intends to acquire participation interests, each reserves the right to do so in the future.

      POLICIES AND LIMITATIONS. Each Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations in which it holds participation interests is exempt from federal income tax (and, in the case of Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, from New York State and New York City personal income taxes).

      MONEY MARKET FUNDS (ALL FUNDS). Each Fund may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, a Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

      Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. No Fund intends to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. For cash management purposes, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. In addition, pursuant to an exemptive order received from the SEC, a Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. See "Cash Management and Temporary Investment Policy."

      Otherwise, a Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

      Each Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

      OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest in the shares of other investment companies that are consistent with its investment policies. Such investment may be the most practical or only manner in which the Fund can participate in certain markets, such as foreign markets, because of the expenses involved or because other vehicles for investing in those markets or countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index.

      As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. No Fund intends to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. Except for investments in money market funds and unregistered funds operating in compliance with Rule 2a-7 for cash management purposes (see "Money Market Funds" for more information), a Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

      Each Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

      MORTGAGE-BACKED SECURITIES (ALL FUNDS EXCEPT LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae or Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

      Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

      Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

      Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Funds use an approach that the Manager believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

      Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs").

CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a PRO RATA basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

      Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. The Manager considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Fund may buy mortgage-backed securities without insurance or guarantees, if the Manager determines that the securities meet the Fund's quality standards. The Manager will, consistent with the Funds' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

      POLICIES AND LIMITATIONS. A Fund may not purchase mortgage-backed securities that, in the Manager's opinion, are illiquid if, as a result, more than 15% (10% in the case of Neuberger Berman CASH RESERVES) of the Fund's net assets would be invested in illiquid securities.

      Lehman Brothers CORE BOND Fund currently does not intend to purchase mortgage-backed securities that are not issued or guaranteed by an agency or instrumentality of the U.S. Government. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to Lehman Brothers CORE BOND Fund's industry concentration restrictions, set forth under "Fundamental Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government Securities. In the case of privately issued mortgage-related securities, Lehman Brothers CORE BOND Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs.

      FREDDIE MAC COLLATERALIZED MORTGAGE OBLIGATIONS (LEHMAN BROTHERS CORE BOND
FUND). Freddie Mac CMOs are debt obligations of Freddie Mac issued in multiple tranches having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Unlike Freddie Mac PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual tranches of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. This "pass-through" of prepayments has the effect of retiring most CMO tranches prior to their stated final maturity.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac's minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the Freddie Mac CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies and/or defaults.

      OTHER MORTGAGE-RELATED SECURITIES (LEHMAN BROTHERS CORE BOND FUND). Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      REAL ESTATE-RELATED INSTRUMENTS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Real estate-related instruments include shares of real estate investment trusts ("REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

      Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of REITs are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

      The shares of a REIT are subject to its management fees and other expenses. Therefore, investments in REITs would cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. The Fund does not intend to invest in REITs unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable fees.

      POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in real estate-related instruments, preferred stock, warrants, common stock or other equity securities.

      Lehman Brothers STRATEGIC INCOME Fund may invest approximately 25% of its total assets in real-estate related instruments, preferred stock, warrants, common stock or other dividend-paying equity securities. Securities convertible into common stock are not subject to this policy on equity securities. The Fund does not intend to invest more than 30% of its total assets in dividend-paying equity securities, including REITs.

      ASSET-BACKED SECURITIES (ALL FUNDS EXCEPT LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

      Certificates for Automobile Receivables[SM] ("CARS[SM]") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS[SM] if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

      Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

      Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

      Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers SHORT DURATION Bond Fund each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Fund.

      U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES (ALL FUNDS EXCEPT LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

      POLICIES AND LIMITATIONS. These investments are subject to each Fund's quality, maturity, and duration standards. Each of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund may not invest in foreign debt securities except for domestic municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the U.S.

      FOREIGN CURRENCY DENOMINATED SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Foreign currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers' acceptances issued by foreign banks,
(2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of
(a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      The risks of foreign investing are generally heightened in emerging markets. Securities traded in certain emerging market countries may be subject to risks in addition to risks typically posed by foreign debt investing due to the inexperience of financial intermediaries, the lack of modern technology and lack of a sufficient capital base to expand business operations.

      POLICIES AND LIMITATIONS. Each Fund may invest up to 25% of its total assets in foreign securities denominated in or indexed to foreign currencies. Within that limitation, however, no Fund is restricted in the amount it may invest in securities denominated in any one foreign currency. There are other investments that may subject a Fund to foreign currency risk that are not subject to a Fund's limits on investments in foreign securities denominated in or indexed to foreign currencies (e.g., American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or International Depositary Receipts ("IDRs") on foreign securities which are denominated in or indexed to foreign currencies or investments in U.S. companies that have substantial exposure to foreign countries).

      The Funds invest in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.

      DEPOSITARY RECEIPTS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Depositary receipts represent interests in underlying securities issued by a foreign company. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. GDRs and IDRs are typically issued by foreign banks or trust companies and involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

      Issuers of the securities underlying sponsored depositary receipts, but not unsponsored depositary receipts, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored depositary receipts is less likely to reflect the effect of such information.

      POLICIES  AND  LIMITATIONS.  Each  Fund   will  limit  its  investment  in
unsponsored ADRs to no more than 5% of the value of its net assets.

      DOLLAR ROLLS (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). In a "dollar roll," a Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. The Manager monitors the creditworthiness of counterparties to dollar rolls.

      POLICIES AND LIMITATIONS. Dollar rolls are considered borrowings for purposes of a Fund's investment policies and limitations concerning borrowings.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (ALL FUNDS). These transactions involve a commitment by each Fund to purchase securities that will be issued at a future date (ordinarily within two months, although a Fund may agree to a longer settlement period). These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued and delayed delivery transactions enable a Fund to "lock in" what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, a Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

      The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date of the agreement to purchase the securities. Because a Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund's interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

      When-issued  and  delayed-delivery  transactions  may   cause  a  Fund  to
liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

      POLICIES AND LIMITATIONS. Each of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund each may not invest more than 10% of its total assets in when-issued securities. A Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

      Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Neuberger Berman CASH RESERVES may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

      When a Fund purchases securities on a when-issued or delayed delivery basis, the Fund will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

      LEVERAGE. A Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund's NAV. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

      POLICIES AND LIMITATIONS. Each Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). However, as an operating policy, Neuberger Berman CASH RESERVES will invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

      OPTIONS AND FORWARD CONTRACTS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS CORE BOND FUND). As described below, these instruments may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities or to seek to enhance the Fund's income or gain. The Fund may use any or all types of these instruments at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized instrument will be a function of numerous variables, including market conditions.

      FUTURES CONTRACTS AND OPTIONS THEREON (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND, AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). The Funds may purchase and sell interest rate and bond index futures contracts and options thereon, and Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers HIGH INCOME Bond Fund may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Funds view investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon primarily as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Funds.

      Lehman Brothers STRATEGIC INCOME Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes, provided the amount invested in currency derivatives for non-hedging purposes does not exceed 2% of total assets. The Fund may pursue this technique when the Manager anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.

      A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

      U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While Futures Contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

      "Margin" with respect to Futures is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's Futures positions. The margin deposit made by a Fund when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Fund. In computing its daily NAV, each Fund marks to market the value of its open Futures positions. A Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on Futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on Futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although each Fund believes that the use of Futures Contracts will benefit it, if the Manager's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, a Fund's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's Futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

      Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

      POLICIES AND LIMITATIONS. The Funds may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers HIGH INCOME Bond Fund engage in foreign currency Futures and options transactions thereon in an attempt to hedge against changes in prevailing currency exchange rates. Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers and Lehman Brothers MUNICIPAL SECURITIES do not engage in transactions in Futures or options thereon for speculation.

      Lehman Brothers STRATEGIC INCOME Fund engages in foreign currency Futures and options transactions thereon primarily in an attempt to hedge against changes in prevailing currency exchange rates. Lehman Brothers STRATEGIC INCOME Fund may invest in foreign currency derivative instruments, including Futures or options on foreign currencies, for non-hedging purposes, provided the amount invested in currency derivatives for non-hedging purposes does not exceed 2% of total assets.

      CALL OPTIONS ON SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Each Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV) or to earn premium income. Fund securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

      When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. That Fund receives a premium for writing the option. When writing call options, each Fund writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, that Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. A Fund may be obligated to deliver securities underlying a call option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do), but is capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that a Fund has written expires unexercised, that Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

      When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Fund would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

      POLICIES AND LIMITATIONS. Each Fund may write covered call options and may purchase call options on debt securities in its portfolio (and, for all Funds except for Lehman Brothers Strategic Income Fund, on foreign currencies in its portfolio) for hedging purposes. Each Fund may write covered call options for the purpose of producing income. Each Fund will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

      PUT OPTIONS ON SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Each Fund may write and purchase put options on securities. A Fund will receive a premium for writing a put option, which obligates that Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. A Fund may be obligated to purchase the underlying security at more than its current value.

      When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Fund securities on which put options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. Each Fund may write and purchase put options on securities (and, for all Funds except for Lehman Brothers Strategic Income Fund, on foreign currencies in its portfolio) for hedging purposes (i.e., to reduce, at least in part, the effect on NAV of price fluctuations of securities held by the Fund).

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND NEUBERGER BERMAN CASH RESERVES). The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

      Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counterparty, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) that Fund originally sold (or purchased) the option. There can be no assurance that a Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, a Fund may be unable to liquidate its options position and the associated cover. The Manager monitors the creditworthiness of dealers with which the Funds may engage in OTC options transactions.

      The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

      A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, the Fund can pursue many of the same objectives it would pursue through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other investment except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an over-the-counter option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may by multiplied by a formula value. The seller of the obligation is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

      FORWARD FOREIGN CURRENCY CONTRACTS (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND
FUND). Each Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). Each Fund enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. To a limited extent, Lehman Brothers STRATEGIC INCOME Fund may also purchase and sell Forward Contracts for non-hedging purposes when the Manager anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.

      Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a Forward Contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

      The Manager believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if the Manager is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

      POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers SHORT DURATION Bond Fund do not engage in transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.

      Lehman Brothers STRATEGIC INCOME Fund views investments in Forward Contracts primarily as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them. The Fund may invest in foreign currency derivative instruments, including Forward Contracts, for non-hedging purposes, provided the amount invested in currency derivatives for non-hedging purposes does not exceed 2% of total assets.

      OPTIONS ON FOREIGN CURRENCIES (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND
FUND). Each Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. The Funds would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. Lehman Brothers STRATEGIC INCOME Fund may purchase put and call options on foreign currencies for non-hedging purposes, provided the amount invested in currency derivatives for non-hedging purposes does not exceed 2% of total assets.

      COMBINED TRANSACTIONS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Financial Instrument (as defined below) as part of a single or combined strategy when, in the judgment of the Manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

      REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, SECURITIES INDICES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS") (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). To the extent a Fund sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

      COVER FOR FINANCIAL INSTRUMENTS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME
FUND). Futures, options on Futures, options on securities, securities indices and foreign currencies, and Forward Contracts may be referred to in this Statement of Additional Information as "Financial Instruments." The Funds will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Fund.

      POLICIES AND LIMITATIONS. Each Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF FINANCIAL INSTRUMENTS (LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS SHORT DURATION BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for

Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund's securities;
(4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. In using such instruments for hedging, the Manager intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected by the Portfolio Manager to resemble or offset that of the Fund's underlying securities or currency. There can be no assurance that a Fund's use of Financial Instruments will be successful.

      Lehman Brothers STRATEGIC INCOME Fund may also use these instruments for non-hedging purposes which adds additional risk of loss because the Fund may not have an offsetting position in the underlying instrument.

      A Fund's use of Financial Instruments may be limited by certain provisions of the Code with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of the Funds."

      The Funds are not obligated to use any Financial Instruments and make no representations as to the availability or use of these techniques at this time or at any time in the future.

      POLICIES AND LIMITATIONS. In using such instruments for hedging, the Manager intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. The Manager intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if the Manager believes there will be an active and liquid secondary market.

      INDEXED SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS SHORT DURATION BOND FUND). Lehman Brothers SHORT DURATION Bond Fund may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

      Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may invest in various securities that are intended to track broad-based, U.S. market indices, including Standard & Poor's Depository Receipts ("SPDRs"), Diamonds, and Nasdaq-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"). SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 Index stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average ("DJIA") and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. Nasdaq-100 shares represent ownership in the Nasdaq-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the Nasdaq-100 Index. Nasdaq-100 Shares are designed to track the performance and dividend yield of the Nasdaq-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. Nasdaq-100 Shares are listed on the Nasdaq Stock Market.

      Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

      ZERO COUPON, STEP COUPON, DISCOUNT OBLIGATIONS AND PAY-IN-KIND SECURITIES (ALL FUNDS EXCEPT LEHMAN BROTHERS CORE BOND FUND). Each Fund may invest in zero coupon securities; Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers HIGH INCOME Bond Fund may also invest in step coupon securities; and Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers HIGH INCOME Bond Fund may also invest in pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Lehman Brothers STRATEGIC INCOME Fund may also acquire certain debt securities at a discount. These discount obligations involve special risk considerations. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by each Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

      Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) each year for federal income and excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -Taxation of the Funds."

      The market prices of zero coupon, step coupon, pay-in-kind securities and discount obligations generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities and discount obligations are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      SWAP AGREEMENTS (LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST). To help enhance the value of its portfolio or manage its exposure to different types of investments, each Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

      In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

      Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

      POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, each Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

      LOWER-RATED DEBT SECURITIES (LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS HIGH INCOME BOND
FUND). Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a Fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of the Manager.

      During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

      At certain times in the past, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

      The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

      Lehman Brothers HIGH INCOME Bond Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

      See   Appendix A  for  further  information  about  the  ratings  of  debt securities assigned by S&P and Moody's.

      POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund currently intends to invest at least 80% of total assets under normal market conditions in debt securities rated by at least one NRSRO as BBB+/Baa1 or lower, or unrated securities of comparable quality. This policy does not apply to collateral received for securities lending.

      Lehman Brothers HIGH INCOME Bond Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. Lehman Brothers High Income Bond Fund considers bonds rated by at least one NRSRO below the fourth highest category to be lower-rated securities or "junk bonds."

      Lehman Brothers SHORT DURATION Bond Fund may invest up to 10% of its net assets in lower-rated debt securities; Lehman Brothers SHORT DURATION Bond Fund will not invest in such securities unless, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of those entities, deemed by the Portfolio Managers to be of comparable quality. Lehman Brothers SHORT DURATION Bond Fund may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permitted by the Fund's investment policies. Lehman Brothers SHORT DURATION Bond Fund, considers bonds rated no higher than the 5th or 6th category to be lower-rated debt securities.

      Lehman Brothers STRATEGIC INCOME Fund may invest approximately 25% of its total assets in securities that are below investment grade rated at the time of investment "Ba1" or below by Moody's or "BB+" or below by S&P or, if unrated by either of these, deemed by the adviser to be of comparable quality.

      DIRECT DEBT INSTRUMENTS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

      Because the Fund's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, the Manager will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. The Manager's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by the Manager and the original lending institution.

      There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors.

      Although some of the loans in which the Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

      POLICIES AND LIMITATIONS. To the extent direct debt is deemed illiquid, such an investment is subject to the Fund's restriction on investing no more than 15% of its net assets in illiquid securities. The Fund's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Fund. In combination, the Fund's policies and the SEC staff's interpretations may limit the amount the Fund can invest in loan participations.

      CONVERTIBLE SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Fund's ability to achieve its investment objective.

      POLICIES AND LIMITATIONS. Securities convertible into common stock are not subject to the Fund's 20% (25% for Lehman Brothers STRATEGIC INCOME Fund) limitation on equity securities.

      PREFERRED STOCK (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

      POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.

      WARRANTS (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

      POLICIES AND LIMITATIONS. Lehman Brothers HIGH INCOME Bond Fund may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.

      SHORT SALES (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that the Manager believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

      The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      The Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

      POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      RISKS OF FIXED INCOME SECURITIES (ALL FUNDS). Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

      CALL RISK. Some debt securities in which a Fund may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

      RATINGS OF FIXED INCOME SECURITIES. The Funds may purchase securities rated by S&P, Moody's, Fitch, Inc. or any other NRSRO (please see the Prospectuses for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P, Moody's, and Fitch, Inc., which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by the Manager to the rated securities in which the Fund may permissibly invest.

      HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by the Manager to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund or Neuberger Berman CASH RESERVES.

      INVESTMENT GRADE DEBT SECURITIES. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by the Manager to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. If a security receives one rating in one of the four highest rating categories and another below the fourth highest category, it will be considered investment grade (except for Lehman Brothers HIGH INCOME BOND Fund and Lehman Brothers STRATEGIC INCOME Fund which considers bonds rated below the fourth highest rating category by one NRSRO to be a lower-rated debt security). Lehman Brothers STRATEGIC INCOME Fund normally invests approximately 45% of its total assets in investment grade debt securities.

      LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated debt securities.

      RATINGS DOWNGRADES. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, with respect to Lehman Brothers SHORT DURATION Bond Fund, the Manager will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund's holdings of securities that are considered by the Fund to be below investment grade will not exceed 10% of its net assets.

      With respect to Lehman Brothers CORE BOND Fund, the Manager will consider whether to continue holding the security. However, the Manager will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure Lehman Brothers CORE BOND Fund holdings of securities that are considered by the Fund to be below investment grade will not exceed 5% of its net assets. Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible under the Fund's investment policies. With respect to Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY

Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund, the Manager will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7. With respect to Lehman Brothers STRATEGIC INCOME Fund, the Manager will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund's holdings of securities that are considered by the Fund to be below investment grade will be no more than approximately 30% of its assets.

      DURATION AND MATURITY. Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal.

      For all Funds except the money market funds, the Manager utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

      Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

      There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, the Manager where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

      Lehman Brothers CORE BOND Fund may invest in individual securities of any duration, however, the Fund's dollar-weighted average duration will seek to equal the duration of the domestic, investment grade bond market when its outlook for interest rates is neutral. The dollar-weighted average duration will be longer when the Manager believes that interest rates will fall and shorter when it believes interest rates will rise. The stronger the Manager's conviction, the further the Fund's duration will diverge from the duration of the domestic, investment grade bond market, which generally averages approximately four to five years. Under normal conditions, the Fund's dollar-weighted average duration will range plus or minus one year from the duration of the domestic, investment grade bond market. Only on rare occasions will the Fund's dollar-weighted average duration reach extreme positions (plus or minus two years from the duration of the domestic, investment grade bond market).

      Each of Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, a Fund will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Fund to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Rule 2a-7 also requires each Fund to maintain a dollar-weighted average portfolio maturity of no more than 90 days. Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund each has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

      Lehman Brothers HIGH INCOME Bond Fund has no limits on the maturity of its individual investments. However, it normally expects to have a weighted average portfolio maturity between five and ten years. Lehman Brothers SHORT DURATION Bond Fund's dollar-weighted average duration will not exceed three years, although the Fund may invest in individual securities of any duration. Lehman Brothers MUNICIPAL SECURITIES Trust's dollar-weighted average duration will not exceed ten years.

      Lehman Brothers STRATEGIC INCOME Fund has no limits on the maturity of its individual investments. However, it generally intends its dollar-weighted average duration to be up to five years.

      RISKS OF EQUITY SECURITIES (LEHMAN BROTHERS HIGH INCOME BOND FUND AND LEHMAN BROTHERS STRATEGIC INCOME FUND). Equity securities in which Lehman Brothers High Income Bond Fund and Lehman Brothers Strategic Income Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Convertible securities are not counted toward the Fund's 20% (25% for Lehman Brothers Strategic Income Fund) limit on equity securities. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

      To the extent this Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAV per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

      POLICIES AND LIMITATIONS. Lehman Brothers STRATEGIC INCOME Fund normally invests approximately 25% of its total assets in dividend-paying equity securities, including REITs. The Fund does not intend to invest more than 30% of its total assets in dividend-paying equity securities, including REITs.

      MASTER LIMITED PARTNERSHIPS (LEHMAN BROTHERS STRATEGIC INCOME FUND). Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units (i.e., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter ("OTC") market. Many MLPs operate in the oil and gas related businesses, including energy processing and distribution. Many MLPs are pass-through entities that generally are taxed at the unitholder level and are not subject to federal or state income tax at the partnership level. Annual income, gains, losses and deductions of such an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of the partnership.

      Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment


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

vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

      The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a master limited partnership than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation's shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distribution was paid. This liability may stay attached to the unitholder even after the units are sold.

      POLICIES AND LIMITATIONS. Under certain circumstances, an MLP could be deemed an investment company. If that occurred, the Fund's investment in its securities would be limited by the 1940 Act. See "Other Investment Companies."

      CANADIAN INCOME TRUSTS (LEHMAN BROTHERS STRATEGIC INCOME FUND). Canadian income trusts commonly hold debt or equity securities in, or are entitled to receive royalties from, an underlying active business. The income trust structure is typically adopted by businesses that require a limited amount of capital in maintenance and that generate stable cash flows. The value of an income trust can rise or fall for the same reasons that affect equity securities or because of changes to interest rates.

      An investment in units of Canadian income trusts is not the equivalent of owning shares in a corporation. Unit holders do not have the statutory rights normally associated with owning shares in a corporation. Investments in income trusts will have varying degrees of risk depending on the sector and the underlying assets. They will also be subject to general risks associated with business cycles, commodity prices, interest rates and other economic factors. Typically, income trusts are more volatile than fixed-income securities and preferred shares. The value of income trust units may decline significantly if they are unable to meet distribution targets. To the extent that claims against an income trust are not satisfied by the trust, investors in the income trust (which include a fund that invests in the income trust) could be held responsible for such obligations. Certain, but not all, jurisdictions have enacted legislation to protect investors from some of this liability.

      There is also a risk that the tax rules relating to income trusts may change in a way that is negative to income trust investors.

      POLICIES AND LIMITATIONS. Under certain circumstance, a Canadian income trust could be deemed an investment company. If this is the case, the Fund's investment in its units would be limited by the 1940 Act. See "Other Investment Companies."


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

      STRIPPED SECURITIES (LEHMAN BROTHERS STRATEGIC INCOME FUND). Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

      Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. These coupons are not obligations of the U.S. Treasury.

      STRIPPED MORTGAGE BACKED SECURITIES (SMBS) (LEHMAN BROTHERS STRATEGIC INCOME FUND). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

      Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

      TERRORISM RISKS (ALL FUNDS). Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.


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

 SPECIAL RISK CONSIDERATIONS FOR LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND

      SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS. The New York Master Series will have considerable investments in New York municipal obligations. Accordingly, the Master Series will be more susceptible to certain factors which could adversely affect issuers of New York municipal obligations than a mutual fund which does not have as great a concentration in New York municipal obligations. The ability of issuers to pay interest on, and repay principal of, New York municipal obligations may be affected by: (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial and economic profile as well as the political climate of the State of New York, its public authorities, and political subdivisions; and (3) a change in New York laws and regulations or subsequent court decisions that may affect, directly or indirectly, New York municipal obligations. The Master Series' yield and share price are sensitive to these factors as one or more of such factors could undermine New York issuers' efforts to borrow, inhibit secondary market liquidity and erode credit ratings.

      Summarized below are important financial concerns relating to the Master Series' investments in New York municipal obligations. This section is not intended to be an entirely comprehensive description of all risks involved in investing in New York municipal obligations. The information contained in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of New York (the "State") and the City of New York (the "City"). It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State and the City, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

      STATE ECONOMY. The State has a varied economy with a comparatively large share of the nation's financial activities, information and employment in education and health services, but a very small share of the nation's farming and mining activity. The State has the third largest population in the nation, and its residents have a relatively high level of personal wealth. Its location, airport facilities and natural harbors have made it a vital link in international commerce and tourism comprises a significant part of the economy. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the services sector. New York City, which is the most populous city in the nation and the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

      The State economy continues to expand, as recent above-trend growth rates reinforce the strength of the State economy. Nonetheless, there can be no assurance that the State economy will not experience worse-than-predicted results in the 2006-07 fiscal year (April 1, 2006 through March 31, 2007) or subsequent fiscal years, with corresponding material and adverse effects on the State's projections of receipts and disbursements. The State's economic recovery is securely in the middle of its third year. The low interest rates and rising home prices have supported the State's financial and housing sectors, while the professional and business services sector has benefited from robust growth in U.S. corporate profits. Also, the tourism boom in New York City


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

appears to be continuing. Although the New York State Leading Index indicates continued growth going forward, the rate of growth is expected to slow because the most recent data indicates that the State's economic momentum may have already peaked. The private sector employment growth is projected to slow to
0.9 percent in 2006, which is consistent with Executive and Legislative economic forecasting prior to the enactment of the State's 2006-07 Budget.

      Data regarding employment dynamics at the firm level continue to support a positive outlook for growth because the gross rate of job creation comfortably exceeds the gross rate of job destruction. However, the recent upturn in the job destruction index may be an indicator of slowing State economic growth. The recent Federal Reserve policy appears to be aimed at engineering a soft landing for the U.S. economy.

      Although the housing market is expected to continue to grow going forward, the growth will likely not be as healthy as observed in prior years as prices have appeared to plateau, especially so outside of Manhattan. Furthermore, with the improvement in the stock market during recent years, the securities industry continues to experience solid profit levels. Personal income growth for 2006 has been slightly revised upward due to revisions by the U.S. Bureau of Economic Analysis in the nonwage components of income, and the total New York wage and salary growth for the State are predicted to remain constant at 4.9 percent.

      Many uncertainties exist in any forecast of the national and State economies. Given recent events, such uncertainties are particularly pronounced at this time. The State and City of New York are particularly vulnerable to an unexpectedly poor performance by the financial markets, which could reduce securities industry rates of profit and bonus payment growth. General global instability along with increasing energy prices and interest rates could also adversely impact the equity markets resulting in a disproportionate impact to the economy.

      STATE BUDGET. Each year, the Governor is required to provide the State Legislature with a balanced executive budget (the "Executive Budget") which constitutes the proposed State financial plan for the ensuing fiscal year. The State's fiscal year for 2006-07 ends on March 31, 2007. (New York State's fiscal year for 2007-08 will run from April 1, 2007 to March 31, 2008.) All Government Funds receipts are projected to be $111.2 billion in 2006-07, an increase of 3.9% from 2005-06. All Government Funds spending is projected to be $112.5 billion in 2006-07, an increase of 4.4% from 2005-06. Spending increases were primarily due to increased expenses, larger disbursements for Medicaid, school aid and higher education, among other things.

      Assuming improved economic performance and growth in both personal income and sales taxes, the financial plan projects a closing balance in the State's largest and principal operating fund, the General Fund, of $3.3 billion at the end of the 2006-07 fiscal year. As a result of a significant revenue increase due to a range of positive economic developments and tax stimuli, total General Fund receipts and transfers from other funds are projected to be approximately $50.9 billion recorded in 2006-07. Because of higher spending on grants to local governments, state operations, and general state charges, partially offset by lower spending on capital projects and transfers to other funds, total


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

General Fund disbursements, including transfers to other funds, are projected to be $50.8 billion for 2006-07, an increase of 7.8% from 2005-06.

      NON-RECURRING ACTIONS. The 2006-07 budget includes a total of $900 million in non-recurring actions. Two of those actions are $90 million in additional revenues from abandoned property revenue, and $112 million in additional sweeps of available fund balances.

      GENERAL FUND OUTYEAR BUDGET GAP PROJECTIONS. As the State prepared the budget cycle it projected budget gaps in the General Fund of $5.8 billion in 2006-2007 and $5.6 billion in 2007-2008. However, because of the recurring savings realized in the 2005-2006 Executive Budget, the gaps of both were reduced to $2.5 billion. When compared to the Executive Budget projections, the General Fund budget gaps for the 2006-2007 and 2007-2008 budgets have increased and are now estimated at $3.2 billion and $4.1 billion, respectively. These estimates reflect the use of the Fiscal Stability Reserve to reduce the out year gaps in equal amounts and are principally the result of anticipated spending increases which exceed growth in revenue collections and the loss of nonrecurring resources.

      Future budget gaps are subject to substantial revision as additional information becomes available about the national and State economies, financial sector activity, entitlement spending and social service caseloads, and State reimbursement obligations that are driven by local government activity. Key factors include: end-of-year business tax collections; calendar year economic results; year-end financial sector bonus income data; the school aid database update in November; and quarterly Medicaid cycle trend analysis.

      OTHER CONSIDERATIONS. Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the Budget. These factors may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control. It is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. There can be no assurance that the State's actual results will not differ materially and adversely from the current forecast.

   The State anticipates its general reserves will total $893 million, including $872 million in the rainy day reserve (the "tax stabilization reserve") and $21 million in the Contingency Reserve Fund for litigation risks. An additional $601 million has been set aside in a fiscal stability reserve which is intended to be dispersed in equal installments in 2006-07 and 2007-08 to help lower the projected budget gaps. The State also has restricted fund balances that are set aside for the payment existing liabilities for the Community Projects Fund ($287 million).

      Aside from the $21 million in the Contingency Reserve Fund, specific reserves have not been set aside to cover potential costs that could materialize as a result of adverse rulings in pending litigation, the cost of collective bargaining agreements with State employee unions, federal actions that could adversely affect the State's projections of receipts and disbursements, or other federal disallowances.

      The fiscal health of the State is closely linked to the fiscal health of its localities, particularly the City, which has required historically significant financial assistance from the State. National recession, the September 11, 2001 terrorist attacks and stock market declines have yielded substantive credit pressure, although rating stability has been exhibited throughout these events. The State's disproportionate dependency upon the financial services sector exposes the State to volatility during periods of financial market weakness. Furthermore, upstate municipalities do not necessarily benefit from strong financial market performance as do the City and surrounding areas and, therefore, economic improvement may not be uniform across the State. Furthermore, if the global economies have slower growth than expected, demand for State goods and services would be lower than projected, which would again diminish employment and income growth relative to the forecast.

      The United States Congress often considers making changes to federal income tax law. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues.

      RECENT STATE FISCAL YEARS. The Division of the Budget ("DOB") reported that the State ended the 2005-06 fiscal year on March 31, 2006 with a General Fund operating surplus of $2.0 billion. Total receipts, including transfers from other funds, were $47.2 billion. Disbursements, including transfers to other funds, totaled $46.5 billion. The General Fund ended the fiscal year with a balance of $3.3 billion, which included $944 million in the Tax Stabilization Reserve Fund (after a $72 million deposit at the close of 2005-06), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($251 million). The closing fund balance includes $2.0 billion in a spending stabilization reserve fund.

      STATE DEBT. Included in state financing activities are general obligation debt as well as State-guaranteed debt, to which the full faith and credit of the State has been pledged. Also included in the State's financing activities are lease-purchase and contractual-obligation financings and other financings through public authorities and municipalities, where the State's obligation to make payments for debt service is generally subject to annual appropriation by the Legislature.

      As of March 31, 2006, the State had approximately $3.6 billion outstanding in general obligation debt, $27.1 billion in debt relating to lease-purchase and contractual-obligation financing of State capital programs, $6.3 billion in state personal income tax revenue bond financing, and $4.3 billion in debt from the Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing, as of March 31, 20056 The State's 2006-07 borrowing plan projects that $236 million in general obligation bonds will be issued, along with $720 million to finance capital projects for transportation and approximately $3 billion of bonds to restructure outstanding bonds. Further expected issuances include $21 million in DOH Revenue Bonds to support a portion of the costs to construct a new veteran's nursing home, $4.77 billion in state personal income tax revenue bonds to finance other capital programs, $312 million to finance capital projects at mental health facilities, and $92 million to finance capital projects for student dormitories at State educational institutions.

      The total amount of State debt outstanding  is  projected to increase from
5.30 percent of personal income in fiscal year 2005-06 to 5.52 percent in fiscal


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

year 2006-07. Total debt outstanding is projected to increase from $42.6 billion in 2005-06 to $45.2 billion in 2006-07. Total state-supported debt service costs as a percent of total governmental fund receipts is estimated to be 3.69 percent in fiscal year 2006-07.

      New State-supported debt issued on or after April 1, 2000 is subject to the Debt Reform Act of 2000 ("Debt Reform Act"). This Act imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only and restricts the maximum term of debt issuances to no more than 30 years.

      As of September 30, 2006, Fitch, Inc., Moody's and S&P rated the State's outstanding general obligation bonds AA-, A1 and AA, respectively. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant.

      LITIGATION. The State is currently involved in certain litigation where adverse decisions could have a material impact on State finances. Included in this litigation are the following matters, although not exhaustive of all pending matters:

      In FREEDOM HOLDINGS INC. ET AL. V. SPITZER ET ANO., two cigarette importers in 2002 challenged laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA"). The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed and, on January 6, 2004, the appellate court (1) affirmed the dismissal of the Commerce Clause violation; (2) reversed the dismissal of anti-trust violations; and (3) remanded the equal protection violations relating to selective enforcement of State laws on Native American reservations to the trial court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. Plaintiffs also sought preliminary injunctive relief which was denied by the trial court except that portion of the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs appealed and the appellate court affirmed the trial court's denial.

      In CAMPAIGN FOR FISCAL EQUITY, INC., ET AL. V. STATE, ET AL., plaintiffs claimed that the State's method of determining funding levels for New York City public schools has a disparate impact on plaintiffs in violation of Title VI of the Civil Rights Act of 1964 and does not provide a "sound basic education" as required by the State Constitution. By a decision dated June 26, 2003, the New York State Court of Appeals held that the evidence supported the trial court's conclusion that New York City school children were not receiving the constitutionally mandated opportunity for a sound basic education, and remitted the case to the trial court for further proceedings in accordance with its decision. In August 2004, the Supreme Court, New York County, referred this case to a panel of three referees to make recommendations as to how the State should satisfy the Court of Appeals holding. On November 30, 2004, the panel recommended that the State pay New York City Schools a total of $14.1 billion over the next four years in additional operations funding and $9.2 billion over the next five years for capital improvements. On March 15, 2005, the Supreme Court, New York County, issued an order confirming the panel's report. This


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

order was vacated on March 23, 2006 by the Appellate Division, First Department. The Appellate Division directed the Governor and Legislature to consider between a range of $4.7 billion and $5.63 billion over four years to appropriate to the New York City Schools for operational funding and to implement a capital improvement plan that expends $9.179 billion over 5 years or another amount that satisfies the New York City School's capital needs. Both the plaintiff and defendants have appealed the Supreme Court's decision to the Court of Appeals.

      There are currently multiple Indian land claims before the courts which include ONEIDA INDIAN NATION OF NEW YORK ET AL. V. COUNTY OF ONEIDA, CAYUGA INDIAN NATION OF NEW YORK V. CUOMO, ET AL., CANADIAN ST. REGIS BAND OF MOHAWK INDIANS, ET AL., V. STATE OF NEW YORK, ET AL., and SENECA NATION OF INDIANS, ET AL V. STATE, ET AL. in which the State may be liable for monetary damages or transfer of property among other damages.

      In CONSUMERS UNION OF U.S., INC. V. STATE, plaintiffs challenge the constitutionality of statutes relating to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Upon such conversion, the law requires, in part, that assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002. On May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff's original complaint but also affirmed the denial of defendants' motion to dismiss the amended claim. The State, the other defendants and the plaintiffs have been granted leave to appeal to the Court of Appeals.

      Other significant litigation includes statutory challenges related to Medicaid payment reimbursement methodology.

      STATE RETIREMENT SYSTEMS. The State and Local Retirement Systems ("Systems") provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans). The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. The present value of anticipated benefits for current members, retirees, and beneficiaries as of April 1, 2006 was $145.4 billion (including $53.4 billion for current retirees and beneficiaries), and the net assets available for benefits as of March 31, 2006 were $128 billion (including $2.3 billion in receivables). Under the funding method used by the Systems, the anticipated benefits of current members, retirees and beneficiaries are expected to be sufficiently covered by the net assets, plus future actuarially determined contributions.

      AUTHORITIES. Generally, the fiscal stability of the State is partially dependent upon the fiscal stability of its public authorities ("Authorities").

Such Authorities are responsible for financing, constructing, and operating revenue-producing public benefit facilities. Authorities may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization and are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself. Not surprisingly, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related, the State's access to the public credit markets could be impaired, and consequently, the market price of its outstanding debt could be negatively affected. As of December 31, 2006, the aggregate outstanding debt, including refunding bonds, of all the Authorities was $120.4 billion, and there were 19 public authorities that had outstanding debt of $100 million or more.

      In order to pay their operating expenses and debt service costs, public authorities generally use revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, charges for occupancy at medical care facilities, and charges for public power, electric, and gas utility services. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the
Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. Moreover, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, but understandably, the affected localities could seek additional State funds in the event that local assistance payments are diverted to Authorities.

      METROPOLITAN TRANSPORTATION AUTHORITY ("MTA"). In February 2006, the MTA released an update to the MTA financial plan for the years 2006-09 and the 2006 MTA Adopted Budget for itself and its affiliates and subsidiaries, which operate various rail, subway and bus services in New York City and the surrounding area. It is expected that the plan will enable all such entities to maintain their respective operations on a self-sustaining basis through 2006 with a closing cash balance estimated at $462 million in 2005 and a closing cash balance of $217 million forecast for 2006. There are anticipated budget gaps of $154 million in 2007, $797 million in 2008 and $934 million in 2009.

      On September 29, 2004, the MTA Board approved a $27.791 billion capital program for the 2005-09 period. The Capital Program Review Board ("CPRB") reviewed the transit and commuter rail portions of the program on October 1, 2004, but disapproved the submission on December 21, 2004 in order to allow time for funding issues related to the proposal to be resolved. In April 2005, the MTA Board approved a revised 2005-09 plan based on the 2005-09 State Budget, which provided for additional tax revenues for the MTA that allowed the MTA to advance a revised five-year plan totaling $21.145 billion. The CPRB approved the transit and commuter portions of this plan totaling $17.987 billion with minor program modifications in July 2005. The revised 2005-09 Capital Program assumes the issuance of an estimated $5.1 billion in new money MTA bonds. It is projected that the remainder of the plan will be financed with assistance from the federal government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. However, the MTA has proposed an amendment to revise the five-year program to total $21.285 billion.

      When a final plan is adopted there is no guarantee that all the necessary governmental actions for the current or future capital programs will be taken or that funding sources currently identified will not be decreased or eliminated. As appropriate, the MTA and the CPRB may amend the 2005-09 Capital Program from time to time due to the level of available funding. If the 2005-09 Capital Plan is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.

      The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017 or by visiting the MTA website at www.mta.info.

      NEW YORK CITY. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

      The official financial disclosure of The City of New York and the financing entities issuing debt on its behalf is available by contacting Raymond
J. Orlando, Director of Investor Relations, (212) 788-5875 or contacting the Office of Management and Budget, 75 Park Place, 6th Floor, New York, NY 10007.

      NEW YORK CITY FINANCIAL PLAN. On January 31, 2006, the City released a modification to its financial plan for 2006-10 ("January Financial Plan"). The January Financial Plan projected revenues and expenditures for the 2006 and 2007 fiscal years are balanced, in accordance with generally accepted accounting principles, and projects gaps of $3.4 billion, $3.5 billion and $2.7 billion for fiscal years 2007, 2008 and 2009, respectively. The 2006-2009 financial plan's projections for total revenues for each of these gap outyears is approximately $53 billion, $54.3 billion and $56.2 billion.

      On May 4, 2006, the Mayor issued the Executive budget for fiscal year 2007 and an updated four-year financial plan for 2006 through 2010. The City projects a balanced budget for the current fiscal year, a budget gap of $3.6 billion, $4.2 billion and $3.6 billion for fiscal years 2008, 2009 and 2010 respectively.

      The staffs of the New York State Financial Control Board ("FCB"), Office of the State Deputy Comptroller for the City of New York ("OSDC"), the City Comptroller and the Independent Budget Office ("IBO"), issue periodic reports on the City's financial plans. Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention:
Executive  Director;  OSDC,  59  Maiden Lane, 29th Floor, New  York,  NY  10038,
Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention: Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention:
Director.

      NEW  YORK  CITY  FINANCING  PROGRAM.   Successful execution of the January
Financial Plan depends upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2006 through 2010 projects $31.6 billion of long-term borrowing to support the City's current capital program. With the exception of a very small portion of the financing, the program will be implemented through General Obligation ("GO") bonds of the City and bonds of the New York City Municipal Water Finance Authority ("NYW"), unless bonding capacity of the New York City Transitional Finance Authority ("TFA") is increased.

      The City's total debt outstanding (excluding approximately $15.9 billion in debt of the NYW) for fiscal year 2006 is expected to be approximately $53.1 billion, which equals 14.9% of total City personal income. The City's financial plan is predicated on numerous assumptions, including the condition of the City's and the region's economies and the associated receipt of economically sensitive tax revenues in the projected amounts. The plan is also subject to a variety of other factors.

      In addition to borrowings related to capital projects, the City issues both revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, NYW, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.

      Since 1981, the City has repaid all short-term obligations within their fiscal year of issuance, fully satisfying its seasonal financing needs in the public credit markets. At times, the City has been obligated to issue short-term notes in amounts exceeding those expected earlier in the fiscal year because of delays in adopting the State's budget.

      OTHER LOCALITIES. Historically, the State has provided unrestricted financial assistance to cities, counties, towns and villages outside of the City. Certain localities outside the City have experienced financial problems and have consequently requested and received additional State assistance during the last several State fiscal years. Not included in the projections of the State's receipts and disbursements for the State's 2005-06 fiscal year or thereafter is the potential impact of any future requests by localities for additional financial assistance.

                          CERTAIN RISK CONSIDERATIONS

      Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.

      For Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers TAX-FREE MONEY Fund, the Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                            PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary.

      The share prices of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers STRATEGIC INCOME Fund will vary, and an investment in any of the Funds, when redeemed, may be worth more or less than an investor's original cost.

      Although Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

Yield Calculations
------------------

      LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND, LEHMAN BROTHERS TAX-FREE MONEY FUND AND NEUBERGER BERMAN CASH RESERVES. Each Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

      The EFFECTIVE YIELD of each Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

            Effective Yield = [(Base Period Return + 1)[365/7]] - 1.

      LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST. Each of these Funds may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

      ("a") = dividends and interest earned during the period
      ("b") = expenses accrued for the period (net of reimbursements)
      ("c") = the average daily number of shares outstanding  during  the period that were entitled to receive dividends
      ("d") = the maximum offering price per share on the last day of the period

                          YIELD = 2[(a-b + 1)[6] - 1]
                                     ---
                                     cd

Tax Equivalent Yield
--------------------

      LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, AND LEHMAN BROTHERS TAX-FREE MONEY FUND. These Funds may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (35% during 2007) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                        Tax Equivalent Yield =  Y1 + Y2
                                                --
                                                1-MR

where Y1 equals the portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals the portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

      For example, if the tax-free yield is 4%, there is no interest subject to federal income tax, and the maximum federal income tax rate is 35% during 2007, the computation is:

      4% / (1 - .35) = 4 /.65 = 6.15% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.15%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.15%. This example assumes that all of the income from the investment is tax-exempt.

      The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

Tax Equivalent Yield
--------------------

      LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND. This Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest combined marginal rate of federal income tax and New York state and New York city personal income taxes (41.8% during 2007) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund.(1) TAX EQUIVALENT YIELD is calculated according to the following formula:

                    Tax Equivalent Yield =  Y1  +  Y2  +  Y3
                                            --     --
                                            1-MR  1-MR[NY]

where Y1 equals the portion of the Fund's current or effective yield that is not subject to federal, New York state and New York city personal income taxes, Y2 equals the portion of the Fund's current or effective yield that is subject to New York state and New York city personal income taxes, Y3 equals the portion of the Fund's current or effective yield that is subject to federal income tax and New York state and New York city personal income taxes, MR[NY] equals New York's highest marginal tax rate in 2007, and MR equals the highest combined marginal tax rate.

      For example, if the tax-free yield is 4%, there is no interest subject to federal, New York state and New York city personal income taxes, and the maximum combined tax rate is 41.8% during 2007, the computation is:

     4% / (1 - .418) = 4 /.582 = 6.87% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.87%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.87%. This example assumes that all of the income from the investment is tax-exempt.

      The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Fund's future performance.

AVERAGE ANNUAL TOTAL RETURN COMPUTATIONS

LEHMAN BROTHERS HIGH INCOME BOND FUND,

      LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS STRATEGIC INCOME FUND AND LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P(1+T)[n] = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

      NB Management may from time to time reimburse a Fund for a portion of its expenses. Such action has the effect of increasing yield and total return.
Actual reimbursements are described in the Prospectuses and in "Investment Management and Administration Services" below.

----------------------
(1) This discussion assumes that the investor is not subject to the alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

      LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST AND LEHMAN BROTHERS STRATEGIC INCOME FUND

      An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P(1+T)[n] = ATVD

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

      LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS STRATEGIC INCOME FUND

      An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                               P(1+T)[n] = ATVDR

                             TRUSTEES AND OFFICERS

      The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

John        Trustee     Consultant;            61                 Independent Trustee or Director of three series of Oppenheimer
Cannon      since 1994  formerly, Chairman,                       Funds: Limited Term New York Municipal Fund, Rochester Fund
(77)                    CDC Investment                            Municipals, and Oppenheimer Convertible Securities Fund since
                        Advisers                                  1992.
                        (registered
                        investment
                        adviser), 1993 to
                        January 1999;
                        formerly, President
                        and Chief Executive
                        Officer, AMA
                        Investment
                        Advisors, an
                        affiliate of the
                        American Medical
                        Association.

Faith       Trustee     Counsel, Carter        61                 Formerly, Director (1997 to 2003) and Advisory Director (2003 to
Colish      since 2000  Ledyard & Milburn                         2006), ABA Retirement Funds (formerly, American Bar Retirement
(71)                    LLP (law firm)                            Association) (not-for-profit membership corporation).
                        since October 2002;
                        formerly, Attorney-
                        at-Law and
                        President, Faith
                        Colish, A
                        Professional
                        Corporation, 1980
                        to 2002.

Martha C.   Trustee     President, Woodhill    61
Goss        since 2007  Enterprises                               Director, Ocwen Financial Corporation (mortgage servicing), since
(58)                    Inc./Chase Hollow                         2005; Director, American Water (water utility), since 2003;
                        Associates LLC                            Director, Channel Reinsurance (financial guaranty reinsurance),
                        (personal investment                      since 2006; Advisory Board Member, Attensity (software developer),
                        vehicle), since                           since 2005; Director, Allianz Life of New York (insurance), since
                        2006; Chief                               2005; Director, Financial Women's Association of New York (not for
                        Operating and                             profit association), since 2003; Trustee Emerita, Brown
                        Financial Officer,                        University, since 1998.
                        Hopewell Holdings
                        LLC/ Amwell
                        Holdings, LLC (a
                        holding company for
                        a healthcare
                        reinsurance company
                        start-up), since
                        2003; formerly,
                        Consultant,
                        Resources Connection
                        (temporary
                        staffing), 2002 to
                        2006.

C. Anne     Trustee     President,             61                 Formerly, President, Board of Associates to The National
Harvey      since 2000  C.A. Harvey                               Rehabilitation Hospital's Board of Directors, 2001 to 2002;
(69)                    Associates since                          formerly, Member, Individual Investors Advisory Committee to the
                        October 2001;                             New York Stock Exchange Board of Directors, 1998 to June 2002.
                        formerly, Director,
                        AARP, 1978 to
                        December 2001.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------


Robert A.   Trustee     Marcus Nadler          61                 Formerly, Director, The Caring Community (not-for-profit), 1997 to
Kavesh      since 1993  Professor Emeritus                        2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and
(79)                    of Finance and                            pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for
                        Economics, New York                       Savings, 1979 to 1990; formerly, Director, Western Pacific
                        University Stern                          Industries, Inc., 1972 to 1986 (public company).
                        School of Business;
                        formerly, Executive
                        Secretary-
                        Treasurer, American
                        Finance
                        Association, 1961
                        to 1979.

Michael M.  Trustee     Dean, School of        61                 Trustee, Northwestern Mutual Series Fund, Inc. since February
Knetter     since 2007  Business,                                 2007; Director, Wausau Paper since 2005; Director, Great Wolf
(47)                    University of                             Resorts since 2004.
                        Wisconsin -
                        Madison; formerly,
                        Professor of
                        International
                        Economics and
                        Associate Dean,
                        Amos Tuck School of
                        Business -
                        Dartmouth College,
                        1998 to 2002.

Howard A.   Trustee     Retired; formerly,     61                 Director, Webfinancial Corporation (holding company) since
Mileaf      since 2000  Vice President and                        December 2002; formerly, Director WHX Corporation (holding
(70)                    General Counsel,                          company), January 2002 to June 2005; formerly, Director, State
                        WHX Corporation                           Theatre of New Jersey (not-for-profit theater), 2000 to 2005.
                        (holding company),
                        1993 to 2001.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
George W.   Trustee     Formerly, Executive    61                 Member, Board of Managers, Old Mutual Funds of Hedge Funds
Morriss     since 2007  Vice President and                        (registered hedge fund) since October 2006.
(59)                    Chief Financial
                        Officer, People's
                        Bank (a financial
                        services company),
                        1991 to 2001.

Edward I.   Trustee     Formerly, Member,      61                 Director, Legg Mason, Inc. (financial services holding company)
O'Brien     since 2000  Investment Policy                         since 1993; formerly, Director, Boston Financial Group (real
(78)                    Committee, Edward                         estate and tax shelters), 1993 to 1999.
                        Jones, 1993 to
                        2001; President,
                        Securities Industry
                        Association ("SIA")
                        (securities
                        industry's
                        representative in
                        government
                        relations and
                        regulatory matters
                        at the federal and
                        state levels),
                        1974 to 1992;
                        Adviser to SIA,
                        November 1992 to
                        November 1993.

William E.  Trustee     Retired; formerly,     61                 Formerly, Director, Pro-Kids Golf and Learning Academy (teach golf
Rulon (74)  since 1993  Senior Vice                               and computer usage to "at risk" children), 1998 to 2006; formerly,
                        President,                                Director, Prandium, Inc. (restaurants), March 2001 to  July 2002.
                        Foodmaker, Inc.
                        (operator and
                        franchiser of
                        restaurants) until
                        January 1997.

Cornelius    Trustee    Founding General       61                 None.
T. Ryan     since 2000  Partner, Oxford
(75)                    Partners and Oxford
                        Bioscience Partners
                        (venture capital
                        investing) and
                        President, Oxford
                        Venture Corporation
                        since 1981.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Tom D.      Trustee     General Partner,       61                 Director, H&R Block, Inc. (financial services company) since May
Seip (57)   since       Seip Investments LP                       2001; Chairman, Compensation Committee, H&R Block, Inc. since
            2000; Lead  (a private                                2006; Director, America One Foundation since 1998; formerly,
            Independent investment                                Chairman, Governance and Nominating Committee, H&R Block, Inc.,
            Trustee     partnership);                             2004 to 2006; Director, Forward Management, Inc. (asset management
            beginning   formerly, President                       company), 1999 to 2006; formerly Director, E-Bay Zoological
            2006        and CEO, Westaff,                         Society, 1999 to 2003; formerly, Director, General Magic (voice
                        Inc. (temporary                           recognition software), 2001 to 2002; formerly, Director, E-Finance
                        staffing), May 2001                       Corporation (credit decisioning services), 1999 to 2003; formerly,
                        to January 2002;                          Director, Save-Daily.com (micro investing services), 1999 to 2003.
                        formerly, Senior
                        Executive at the
                        Charles Schwab
                        Corporation, 1983
                        to 1998, including
                        Chief Executive
                        Officer, Charles
                        Schwab Investment
                        Management, Inc.
                        and Trustee, Schwab
                        Family of Funds and
                        Schwab Investments,
                        1997 to 1998, and
                        Executive Vice
                        President-Retail
                        Brokerage, Charles
                        Schwab & Co., Inc.,
                        1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Candace L.  Trustee     Private investor       61                 Director, Montpelier Re (reinsurance company) since 2006;
Straight    since 1993  and consultant                            Director, National Atlantic Holdings Corporation (property and
(59)                    specializing in the                       casualty insurance company) since 2004; Director, The Proformance
                        insurance industry;                       Insurance Company (property and casualty insurance company) since
                        formerly, Advisory                        March 2004; formerly, Director, Providence Washington Insurance
                        Director, Securitas                       Company (property and casualty insurance company), December 1998
                        Capital LLC (a                            to March 2006; formerly, Director, Summit Global Partners
                        global private                            (insurance brokerage firm), 2000 to 2005.
                        equity investment
                        firm dedicated to
                        making investments
                        in the insurance
                        sector), 1998 to
                        December 2003.

Peter P.    Trustee     Regional Manager       61                 None.
Trapp (62)  since 2000  for Mid-Southern
                        Region, Ford Motor
                        Credit Company
                        since September
                        1997; formerly,
                        President, Ford
                        Life Insurance
                        Company, April 1995
                        to August 1997.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                            FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------

Jack L.     President   Executive Vice         61                 Director, Dale Carnegie and Associates, Inc. (private company)
Rivkin*     and Trustee President and Chief                       since 1998; Director, Solbright, Inc. (private company) since
(66)        since 2002  Investment Officer,                       1998.
                        Neuberger Berman
                        Inc. (holding
                        company) since 2002
                        and 2003,
                        respectively;
                        Managing Director
                        and Chief
                        Investment Officer,
                        Neuberger Berman,
                        since December
                        2005 and 2003,
                        respectively;
                        formerly, Executive
                        Vice President,
                        Neuberger Berman,
                        December 2002 to
                        2005; Director
                        and Chairman, NB
                        Management since
                        December 2002;
                        formerly, Executive
                        Vice President,
                        Citigroup
                        Investments, Inc.,
                        September 1995 to
                        February 2002;
                        formerly, Executive
                        Vice President,
                        Citigroup Inc.,
                        September 1995 to
                        February 2002.

Peter E.   Chairman of  Executive Vice         61                 Director and Vice President, Neuberger & Berman Agency, Inc. since
Sundman*   the Board    President,                                2000; formerly, Director, Neuberger Berman Inc. (holding company),
(48)       and Trustee  Neuberger Berman                          October 1999 to March 2003; Trustee, Frost Valley YMCA; Trustee,
           since 2000;  Inc. (holding                             College of Wooster.
           Chief        company) since
           Executive    1999; Head of
           Officer      Neuberger Berman
           since 1999;  Inc.'s Mutual Funds
           President    Business (since
           from 1999    1999) and
           to 2000      Institutional
                        Business (1999 to
                        October 2005);
                        responsible for
                        Managed Accounts
                        Business and
                        intermediary
                        distribution since
                        October 1999;
                        President and
                        Director, NB
                        Management since
                        1999; Managing
                        Director, Neuberger
                        Berman, since
                        2005; formerly,
                        Executive Vice
                        President,
                        Neuberger Berman,
                        1999 to December
                        2005; formerly,
                        Principal,
                        Neuberger Berman,
                        1997 to 1999;
                        formerly, Senior
                        Vice President, NB
                        Management, 1996 to
                        1999.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and/or Lehman Brothers Asset Management.

INFORMATION ABOUT THE OFFICERS OF THE TRUST
-------------------------------------------

                                            Position and Length of
Name, Age, and Address (1)                      Time Served (2)                                    Principal Occupation(s) (3)
--------------------------                      ---------------                                    ---------------------------
Andrew B. Allard (45)            Anti-Money Laundering Compliance Officer since    Senior Vice President, Neuberger Berman, since
                                                      2002                         2006; Deputy General Counsel, Neuberger Berman,
                                                                                   since 2004; formerly, Vice President, Neuberger
                                                                                   Berman, 2000 to 2006; formerly, Associate General
                                                                                   Counsel, Neuberger Berman, 1999 to 2004;
                                                                                   Anti-Money Laundering Compliance Officer,
                                                                                   seventeen registered investment companies for
                                                                                   which NB Management acts as investment manager
                                                                                   and administrator (seven since 2002, three since
                                                                                   2003, four since 2004, one since 2005 and two
                                                                                   since 2006).

Michael J. Bradler (37)                  Assistant Treasurer since 2005            Vice President, Neuberger Berman,since 2006;
                                                                                   Employee, NB Management since 1997; Assistant
                                                                                   Treasurer, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (fifteen
                                                                                   since 2005 and two since 2006).


                                            Position and Length of
Name, Age, and Address (1)                      Time Served (2)                                    Principal Occupation(s) (3)
--------------------------                      ---------------                                    ---------------------------
Claudia A. Brandon (50)                       Secretary since 1985                 Senior Vice President, Neuberger Berman, since
                                                                                   2007; Vice President-Mutual Fund Board Relations,
                                                                                   NB Management since 2000 and Assistant Secretary
                                                                                   since 2004; formerly, Vice President, Neuberger
                                                                                   Berman, 2002 to 2006 and Employee since 1999;
                                                                                   Secretary, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (three since
                                                                                   1985, four since 2002, three since 2003, four
                                                                                   since 2004, one since 2005 and two since 2006).

Robert Conti (50)                          Vice President since 2000               Managing Director, Neuberger Berman, since 2007;
                                                                                   formerly, Senior Vice President, Neuberger
                                                                                   Berman, 2003 to 2006; formerly, Vice President,
                                                                                   Neuberger Berman, 1999 to 2003; Senior Vice
                                                                                   President, NB Management since 2000; Vice
                                                                                   President, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (three since
                                                                                   2000, four since 2002, three since 2003, four
                                                                                   since 2004, one since 2005 and two since 2006).

Brian J. Gaffney (53)                      Vice President since 2000               Managing Director, Neuberger Berman, since 1999;
                                                                                   Senior Vice President, NB Management since 2000;
                                                                                   Vice President, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (three since
                                                                                   2000, four since 2002, three since 2003, four
                                                                                   since 2004, one since 2005 and two since 2006).

                                            Position and Length of
Name, Age, and Address (1)                      Time Served (2)                                    Principal Occupation(s) (3)
--------------------------                      ---------------                                    ---------------------------
Maxine L. Gerson (56)          Chief Legal Officer since 2005 (only for purposes   Senior Vice President, Neuberger Berman, since
                               of sections 307 and 406 of the Sarbanes-Oxley Act   2002; Deputy General Counsel and Assistant
                               of 2002)                                            Secretary, Neuberger Berman, since 2001;
                                                                                   Secretary and General Counsel, NB Management
                                                                                   since 2004; Chief Legal Officer (only for
                                                                                   purposes of sections 307 and 406 of the
                                                                                   Sarbanes-Oxley Act of 2002), seventeen registered
                                                                                   investment companies for which NB Management acts
                                                                                   as investment manager and administrator (fifteen
                                                                                   since 2005 and two since 2006).

Sheila R. James (41)                     Assistant Secretary since 2002            Assistant Vice President, Neuberger Berman, since
                                                                                   2007 and Employee since 1999; Assistant
                                                                                   Secretary, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (seven since
                                                                                   2002, three since 2003, four since 2004, one
                                                                                   since 2005 and two since 2006).

Kevin Lyons (51)                         Assistant Secretary since 2003            Employee, Neuberger Berman, since 1999; Assistant
                                                                                   Secretary, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (ten since
                                                                                   2003, four since 2004, one since 2005 and two
                                                                                   since 2006).

                                            Position and Length of
Name, Age, and Address (1)                      Time Served (2)                                    Principal Occupation(s) (3)
--------------------------                      ---------------                                    ---------------------------
John M. McGovern (37)           Treasurer and Principal Financial and Accounting   Senior Vice President, Neuberger Berman, since
                                  Officer since 2005; prior thereto, Assistant     2007; formerly, Vice President, Neuberger Berman,
                                              Treasurer since 2002                 2004 to 2006; Employee, NB Management since 1993;
                                                                                   Treasurer and Principal Financial and Accounting
                                                                                   Officer, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (fifteen
                                                                                   since 2005 and two since 2006); formerly,
                                                                                   Assistant Treasurer, fifteen registered
                                                                                   investment companies for which NB Management acts
                                                                                   as investment manager and administrator, 2002 to
                                                                                   2005.

Frank Rosato (36)                        Assistant Treasurer since 2005            Vice President, Neuberger Berman, since 2006;
                                                                                   Employee, NB Management since 1995; Assistant
                                                                                   Treasurer, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (fifteen
                                                                                   since 2005 and two since 2006).

Frederic B. Soule (61)                     Vice President since 2000               Senior Vice President, Neuberger Berman,
                                                                                   since 2003; formerly, Vice President, Neuberger
                                                                                   Berman, 1999 to 2003; Vice President,
                                                                                   seventeen registered investment companies for
                                                                                   which NB Management acts as investment manager
                                                                                   and administrator (three since 2000, four since
                                                                                   2002, three since 2003, four since 2004, one
                                                                                   since 2005 and two since 2006).

                                            Position and Length of
Name, Age, and Address (1)                      Time Served (2)                                    Principal Occupation(s) (3)
--------------------------                      ---------------                                    ---------------------------
Chamaine Williams (36)                Chief Compliance Officer since 2005          Senior Vice President, Lehman Brothers Inc. since
                                                                                   2007; formerly, Vice President, Lehman Brothers
                                                                                   Inc., 2003 to 2006; Chief Compliance Officer,
                                                                                   seventeen registered investment companies for
                                                                                   which NB Management acts as investment manager
                                                                                   and administrator (sixteen since 2005 and one
                                                                                   since 2006; Chief Compliance Officer, Lehman
                                                                                   Brothers Asset Management Inc. since 2003; Chief
                                                                                   Compliance Officer, Lehman Brothers Alternative
                                                                                   Investment Management LLC since 2003; formerly,
                                                                                   Vice President, UBS Global Asset Management (US)
                                                                                   Inc. (formerly, Mitchell Hutchins Asset
                                                                                   Management, a wholly-owned subsidiary of
                                                                                   PaineWebber Inc.), 1997 to 2003.


____________________

(1)      The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)      Pursuant  to the  By-Laws of the Trust,  each  officer  elected by the Fund  Trustees  shall hold  office  until his or her successor  shall have been elected and qualified or until his or her earlier  death,  inability to serve,  or  resignation.
         Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)      Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


The Board of Trustees
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits;
(d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met seven times.

      ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter, and Edward
I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, NB Management, Neuberger Berman and Lehman Brothers Asset Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met twice.

      EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee did not meet.

      GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as

Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Income Funds, 605 Third Avenue, 2[nd] Floor, New
York, NY, 10158-0180. During the fiscal year ended October 31, 2006, the Committee met twice.

      PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met three times.

      INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met once.

      The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

      The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

                             TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/06
                         ------------------------------

                                               Aggregate                         Total Compensation from
                                              Compensation                     Investment Companies in the
Name and Position with the Trust              from the Trust                 Neuberger Berman Fund Complex
--------------------------------              ---------------                ------------------------------
INDEPENDENT FUND TRUSTEES
John Cannon                                      $24,311.59                               $108,800.52
Trustee

Faith Colish                                     $22,990.52                               $102,010.27
Trustee

Martha C. Goss                                      N/A*                                       N/A*

C. Anne Harvey                                   $22,990.52                               $102,010.27
Trustee

Robert A. Kavesh                                 $22,990.52                               $102,010.27
Trustee

Michael M. Knetter                                  N/A*                                       $6,077
Trustee

Howard A. Mileaf                                 $24,311.59                               $108,800.52
Trustee

George W. Morriss                                   N/A*                                       $6,741
Trustee

Edward I. O'Brien                                $22,990.52                               $102,010.27
Trustee

William E. Rulon                                 $22,990.52                               $102,010.27
Trustee


                                               Aggregate                         Total Compensation from
                                              Compensation                     Investment Companies in the
Name and Position with the Trust              from the Trust                 Neuberger Berman Fund Complex
--------------------------------              ---------------                ------------------------------
Cornelius T. Ryan                                $25,177.26                               $113,675.57
Trustee

Tom D. Seip                                      $27,577.99                               $123,395.94
Trustee

Candace L. Straight                              $22,990.52                               $102,010.27
Trustee

Peter P. Trapp                                   $22,862.35                               $101,605.08
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                       $0                                        $0
President and Trustee

Peter E. Sundman                                     $0                                        $0
Chairman of the Board, Chief Executive Officer
and Trustee

*Mr. Knetter and Mr. Morriss became Fund Trustees on February 28, 2007. Ms. Goss became a Fund Trustee on June 1, 2007.

        On February 1, 2007 the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

Ownership of Equity Securities by the Fund Trustees
---------------------------------------------------

      Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2006.

              Cash       High     Lehman      Short         Municipal        Municipal    National   New York  Tax-    Strategic
            Reserves    Income   Brothers    Duration       Securities         Money     Municipal  Municipal  Free      Income
                                   Core                                                    Money      Money    Money
John            A          C         A          D               A                A           A          A        A         A
Cannon

Faith           B          B         A          A               A                A           A          A        A         A
Colish

Martha C.       A          A         A          A               A                A           A          A        A         A
Goss

C. Anne         A          A         A          C               A                A           A          A        A         A
Harvey

Robert A.       A          A         A          A               A                A           A          A        A         A
Kavesh

Michael. M.     A          A         A          A               A                A           A          A        A         A
Knetter

Howard A.       B          C         A          A               A                A           A          A        A         A
Mileaf

George W.
Morriss         A          A         A          A               A                A           A          A        A         A

              Cash       High     Lehman      Short         Municipal        Municipal    National   New York  Tax-    Strategic
            Reserves    Income   Brothers    Duration       Securities         Money     Municipal  Municipal  Free      Income
                                   Core                                                    Money      Money    Money
Edward I.       A          A         A          A               A                C           A          A        A         A
O'Brien

William E.      A          A         A          A               A                A           A          A        A         A
Rulon

Cornelius       A          A         A          A               A                A           A          A        C         A
T. Ryan

Tom D.          A          A         A          A               A                A           A          A        A         A
Seip

Candace L.      D          A         A          D               A                A           A          A        A         A
Straight

Peter P.        A          A         A          A               A                A           A          A        A         A
Trapp

Jack L.         A          A         A          A               A                A           A          A        A         A
Rivkin

Peter E.        A          A         A          A               A                E           A          A        E         A
Sundman

A = None  B = $1-$10,000  C = $10,000 - $50,000D = $50,001-$100,000  E = over
$100,000

      The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family.

                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                              REGISTERED INVESTMENT COMPANIES OVERSEEN BY FUND
NAME OF FUND TRUSTEE          TRUSTEE IN FAMILY OFINVESTMENT COMPANIES*
INDEPENDENT FUND TRUSTEES
John Cannon                                        E
Faith Colish                                       E
Martha C. Goss                                     C
C. Anne Harvey                                     D
Robert A. Kavesh                                   C
Michael M. Knetter                                 A
Howard A. Mileaf                                   E
George W. Morriss                                  C
Edward I. O'Brien                                  E
William E. Rulon                                   E
Cornelius T. Ryan                                  C
Tom D. Seip                                        E
Candace L. Straight                                E
Peter P. Trapp                                     E

                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                              REGISTERED INVESTMENT COMPANIES OVERSEEN BY FUND
NAME OF FUND TRUSTEE          TRUSTEE IN FAMILY OFINVESTMENT COMPANIES*
INDEPENDENT FUND TRUSTEES
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
Jack L. Rivkin                                     B
Peter E. Sundman                                   E

   * Valuation as of December 31, 2006.

A = None  B = $1-$10,000  C = $10,000 - $50,000D = $50,001-$100,000  E = over
$100,000

Independent Fund Trustees Ownership of Securities
-------------------------------------------------

      No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

               INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

      NB Management serves as the investment manager to each Fund pursuant to a management agreement with the Trust, dated November 3, 2003 for Lehman Brothers HIGH INCOME BOND Fund, Lehman Brothers SHORT DURATION BOND Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES TRUST, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES, and dated May 31, 2005 for Lehman Brothers CORE BOND Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund.

      Each Management Agreement provides, in substance, that NB Management will make and implement investment decisions for each Fund in its discretion and will continuously develop an investment program for each Fund's assets. Each Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. Each Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds, although NB Management has no current plans to pay a material amount of such compensation.

      NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." Each of these Funds pays NB Management a management fee based on the Fund's average daily net assets, as described below.

      With regard to Lehman Brothers CORE BOND Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund, NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Funds; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Funds.

      Under the Management Agreements, NB Management provides facilities, services, and personnel to each Fund pursuant to six administration agreements with the Trust, one for each of the Investor Share Class and Trust Share Class of Lehman Brothers SHORT DURATION Bond Fund, each dated November 3, 2003, one for the Institutional Share Class of Lehman Brothers CORE BOND Fund dated May 31, 2005, one for the Reserve Share Class, dated December 31, 2005, one for the Institutional Share Class of Lehman Brothers Strategic Income Fund amended and restated February 28, 2007 and one for the Trust Share Class of Lehman Brothers STRATEGIC INCOME Fund dated February 28, 2007 (each an "Administration Agreement," collectively, the "Administration Agreements"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

      Under each Administration Agreement, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

      From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

      For investment management services, each Fund (except Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers STRATEGIC Income Fund and Neuberger Berman CASH RESERVES) pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

      For investment management services, Lehman Brothers HIGH INCOME Bond Fund pays NB Management a fee at the annual rate of 0.48% of average daily net assets.

      For investment management services, Lehman Brothers STRATEGIC INCOME Fund pays NB Management a fee at the annual rate of 0.60% of average daily net assets.

      For investment management services, Neuberger Berman CASH RESERVES pays NB Management a fee at the annual rate of 0.10% of its average daily net assets. NB Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average net assets of the Fund. This undertakings is terminable by Management upon notice to the Fund.

      For administrative services, the Investor Class of each Fund pays NB Management at the annual rate of 0.27% of that Class's average daily net assets plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses.. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services. (For Lehman Brothers CORE BOND Fund, a portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by this Class of the Fund; see "Distribution Arrangements" below.)

      The Investor Class of Neuberger Berman CASH Reserves, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 2006, 2005, and 2004:

                          Management and Administration Fees
                               Accrued for Fiscal Years
                                   Ended October 31
 Investor Class              2006          2005            2004
 --------------              ----          ----            ----
 CASH RESERVES             $2,035,692    $1,927,356   $2,987,514
 HIGH INCOME               $4,870,696    $6,313,428   $4,917,190
 SHORT DURATION              $767,180      $813,149     $926,815
 MUNICIPAL MONEY           $4,152,633    $2,730,503   $2,257,610
 MUNICIPAL SECURITIES        $170,297      $186,269     $200,817
 NEW YORK MUNICIPAL MONEY    $694,099            $0           $0


      The Investor Class of Lehman Brothers CORE BOND Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal year ended October 31, 2006, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005:

                                     Management and Administration Fees
                                                 Accrued
Investor Class*     Fiscal Year Ended      From October 1,      Fiscal Year Ended 2005
--------------      -----------------      ---------------      ----------------------
                    October 31, 2006       2005 to October        September 30,
                    ----------------       ---------------        --------------
                                              31, 2005                2005
                                              --------                ----

CORE BOND             $165,315                $13,027                $167,632

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.


      For administrative services, the Institutional Class of Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund each pays NB Management at the annual rate of 0.15% of that Class's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to the Fund under the Administration Agreement. In addition, the Fund may compensate such third parties for accounting and other services.

      The Institutional Class of Lehman Brothers CORE BOND Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal year ended October 31, 2006, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005:

                                 Management and Administration Fees
                                         Accrued
Institutional Class*   Fiscal Year Ended      From October 1,       Fiscal Year Ended
-------------------    -----------------      ---------------       -----------------
                       October 31, 2006       2005 to October         September 30,
                       ----------------       ---------------         -------------
                                                 31, 2005                2005
                                                 --------                ----
CORE BOND                 $176,883              $15,298                $485,743

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.


      The Institutional Class of Lehman Brothers STRATEGIC INCOME Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2006, 2005, and 2004:

                        Management and Administration Fees
                        ----------------------------------
                             Accrued for Fiscal Years
                             ------------------------
                                 Ended October 31
                                 ----------------
 Institutional Class      2006        2005        2004
 STRATEGIC INCOME        $175,198    $232,834   $203,654

      For administrative services, the Reserve Class of each Fund pays NB Management at the annual rate of 0.08% of that Class's average daily net assets plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

      The Reserve Class of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal year ended October 31, 2006:

                          Management and Administration Fees
                          ----------------------------------
                               Accrued for Fiscal Years
                               ------------------------
                                   Ended October 31
                                   ----------------
 Reserve Class                           2006
 -------------                           ----
 NATIONAL MUNICIPAL MONEY              $464,259
 TAX-FREE MONEY                       $1,751,847


      For administrative services, the Trust Class of the Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund each pays NB Management at the annual rate of 0.50% and 0.40%, respectively, of its average daily net assets plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to the Class under the Administration Agreement. In addition, the Fund may compensate such third parties for accounting and other services. (For the Trust Class of Lehman Brothers STRATEGIC INCOME Fund, a portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by this Class of the Fund; see "Distribution Arrangements" below.)

      The Trust Class of Lehman Brothers SHORT DURATION Bond Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2006, 2005, and 2004:

                             Management and Administration Fees
                             ----------------------------------
                                   Accrued for Fiscal Years
                                   ------------------------
                                     Ended October 31
                                     ----------------
 Trust Class                 2006        2005        2004
 -----------                 ----        ----        ----
 SHORT DURATION            $135,050    $170,314   $231,931

Waivers and Reimbursements
--------------------------

      NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a Class-by-Class basis. If any Fund is omitted from the descriptions of the Class-by-Class waivers or reimbursements below, that Class of the Fund is not subject to any waivers or reimbursements.

Investor Class
--------------

      NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of each of Neuberger Berman CASH RESERVES, Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund so that the total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) ("Operating Expenses") of each Investor Class do not exceed, in the aggregate, 0.59% for Lehman Brothers MUNICIPAL MONEY Fund and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, 0.65% for Neuberger Berman CASH RESERVES and Lehman Brothers MUNICIPAL SECURITIES Trust; 0.85% for Lehman Brothers CORE BOND Fund; 1.00% for Lehman Brothers HIGH INCOME Bond Fund; and 0.70% for Lehman Brothers SHORT DURATION Bond Fund per annum of the Investor Class of each Fund's average daily net assets. For all Funds (except Lehman Brothers CORE BOND Fund) this contractual undertaking lasts until October 31, 2010. For Lehman Brothers CORE BOND Fund, this contractual undertaking lasts until October 31, 2017.

      The Investor Class of each of Neuberger Berman CASH RESERVES, Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund have contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the reimbursements do not cause its total Operating Expenses to exceed an annual rate of 0.59% for MUNICIPAL MONEY and NEW YORK MUNICIPAL MONEY, 0.65% for CASH RESERVES and MUNICIPAL SECURITIES; 0.85% for Lehman Brothers CORE BOND Fund; 1.00% for HIGH INCOME; and 0.70% for SHORT DURATION of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

      For the fiscal years ended October 31, 2006, 2005, and 2004, NB Management reimbursed the Investor Class of the Funds the following amounts of expenses pursuant to each Fund's contractual arrangement:

 Investor Class                      2006     2005      2004
 --------------                      ----     ----      ----
 CASH RESERVES                        $0       $0         $0
 HIGH INCOME                          $0       $0         $0
 SHORT DURATION                  $144,034   $145,616   $118,706
 MUNICIPAL MONEY                 $193,464      $0         $0
 MUNICIPAL SECURITIES            $176,704   $157,589   $156,342
 NEW YORK MUNICIPAL MONEY        $123,196      $0         $0


      For the fiscal year ended October 31, 2006, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005, NB Management reimbursed the Investor Class of the Lehman Brothers CORE BOND Fund the following amounts of expenses:

Investor Class*      Fiscal Year Ended    From October 1, 2005   Fiscal Year
--------------       -----------------    --------------------   -----------
                     October 31, 2006     2005 to October 31,    Ended September
                                                2005                 30, 2005
                                                ----                 --------
CORE BOND              $119,159              $13,113                 $38,578

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

      Additionally, NB Management has voluntarily agreed to waive its investment management fee for the Investor Class of Neuberger Berman CASH RESERVES in the amount of 0.02% of the Fund's average net assets. For Neuberger Berman CASH RESERVES, this waiver may be terminated at any time. For the fiscal years ended October 31, 2006 and October 31, 2005, NB Management voluntarily waived its investment management fee for Neuberger Berman CASH RESERVES in the following amounts:

       Investor Class          2006          2005
       --------------          ----          -----
       CASH RESERVES         $110,037      $83,671


      Additionally, NB Management has voluntarily agreed to waive its management fee in the amount of 0.25% (0.20% prior to March 1, 2006) of the average daily net assets of the Lehman Brothers CORE BOND Fund. For the fiscal year ended September 30, 2005, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended October 31, 2006, NB Management voluntarily waived its investment management fee for the Investor Class of Lehman Brothers CORE BOND Fund in the following amounts:


Investor Class*        Fiscal Year Ended      From October 1,       Fiscal Year
--------------         -----------------      ---------------       -----------
                       October 31, 2006     2005 to October 31,  Ended September
                       -----------------    -------------------  ---------------
                                                   2005               30, 2005
                                                   ----               --------
CORE BOND                $74,257                 $5,011               $18,529

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

Institutional Class
-------------------

      NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund so that the total Operating Expenses of the Institutional Class of the Funds' do not exceed, in the aggregate, 0.45% per annum Lehman Brothers CORE BOND Fund's and 0.85% per annum of Lehman Brothers STRATEGIC INCOME Fund's average daily net assets. This contractual undertaking lasts until October 31, 2017.

      The Institutional Class of the Lehman Brothers CORE BOND Fund and Lehman Brothers STRATEGIC INCOME Fund have contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class' total Operating Expenses to exceed an annual rate of 0.45% and 0.85%, respectively, of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

      For the fiscal year ended October 31, 2006, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended September 30, 2005, NB Management reimbursed the Institutional Class of Lehman Brothers CORE BOND Fund the following amounts of expenses:


Institutional Class*   Fiscal Year Ended    From October 1,      Fiscal Year
-------------------    -----------------    ---------------      ------------
                       October 31, 2006     2005 to October 31,  Ended September
                       ----------------     ------------------   ---------------
                                              2005                 30, 2005
                                              ----                 --------
CORE BOND               $98,223             $15,063               $76,763

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.

      For the fiscal years ended October 31, 2006, 2005, and 2004, NB Management reimbursed the Institutional Class of Lehman Brothers STRATEGIC INCOME Fund the following amounts of expenses:

Institutional Class     2006         2005           2004
-------------------     ----         ----           ----
STRATEGIC INCOME       $336,211    $297,154      $240,824


      Additionally, NB Management has voluntarily agreed to waive its management fee in the amount of 0.25% (0.20% prior to March 1, 2006) of the average daily net assets of the Lehman Brothers CORE BOND Fund. For the fiscal year ended September 30, 2005, the fiscal period of October 1, 2005 to October 31, 2005 and the fiscal year ended October 31, 2006, NB Management voluntarily waived its investment management fee for the Institutional Class of Lehman Brothers CORE BOND Fund in the following amounts:

Institutional Class*   Fiscal Year Ended     From October 1,      Fiscal Year
-------------------    -----------------     ---------------      -----------
                       October 31, 2006    2005 to October 31,   Ended September
                       -----------------   -------------------   ---------------
                                                2005               30, 2005
                                                ----               --------
CORE BOND              $103,013               $7,645               $30,159

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.


Reserve Class
-------------
      NB Management has voluntarily undertaken to reimburse or waive certain expenses of the Reserve Class of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund so that the total operating expenses of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) are limited to 0.17% and 0.20% of average daily net assets, respectively. NB Management expects that, in the future, it may voluntarily reimburse or waive certain expenses of each Fund, so that total annual operating expenses of each Fund are limited to 0.23% of average net assets. NB Management may, at its sole discretion, modify or terminate this voluntary commitment with notice to each Fund.

      For the fiscal years ended October 31, 2006, NB Management reimbursed the Reserve Class of the Funds the following amounts of expenses pursuant to each Fund's contractual arrangement:

 Reserve Class                         2006
 -------------                         ----
 NATIONAL MUNICIPAL MONEY               $0
 TAX-FREE MONEY*                        $0
*Prior to June 1, 2006, NB Management had voluntarily agreed to reimburse or waive the Reserve Class of Lehman Brothers TAX-FREE MONEY Fund so that its total
operating  expenses  (excluding  interest,  taxes,   brokerage  commissions  and
extraordinary expenses) were limited to 0.17% of average daily net assets.

Trust Class
-----------

      NB Management has contractually undertaken to forgo current payments of fees and/or reimburse certain expenses of the Trust Class of Lehman Brothers SHORT DURATION BOND Fund and Lehman Brothers STRATEGIC INCOME Fund so that the total Operating Expenses of the Trust Class do not exceed, in the aggregate, 0.80% per annum of the Trust Class of Lehman Brothers SHORT DURATION BOND Fund average daily net assets and 1.10% per annum of the Trust Class of Lehman
Brothers STRATEGIC INCOME Fund average daily net assets. This contractual undertaking lasts until October 31, 2010.

      The Trust Class of Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund have contractually undertaken to repay NB
Management for the fees and excess expenses forgone and/or paid by NB Management, provided the reimbursements do not cause the Class' total Operating Expenses to exceed an annual rate of 0.80% or 1.10%, respectively, of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

      For the fiscal years ended October 31, 2006, 2005, and 2004, NB Management reimbursed the Trust Class of Lehman Brothers SHORT DURATION Bond Fund the following amounts of expenses:

 Trust Class               2006       2005        2004
 -----------               ----       ----        ----
 SHORT DURATION          $47,206    $49,486     $47,081


All Classes
-----------

      Each Management Agreement continues until October 31, 2007. Each Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreements continue with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreements are renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      Each Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreements are terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Advisers
------------

      LEHMAN BROTHERS CORE BOND FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND

      NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to Lehman Brothers CORE BOND Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund pursuant to a sub-advisory agreement dated May 31, 2005.

      Pursuant to this sub-advisory agreement, NB Management has delegated responsibility for each Fund's day-to-day management to Lehman Brothers Asset Management. This sub-advisory agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for each Fund in its discretion and will continuously develop an investment program for each Fund's assets. This sub-advisory agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of each Fund through associated persons of Lehman Brothers Asset Management. This sub-advisory agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to each Fund, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

      LEHMAN BROTHERS HIGH INCOME BOND FUND, LEHMAN BROTHERS SHORT DURATION BOND FUND, LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS STRATEGIC INCOME FUND AND NEUBERGER BERMAN CASH RESERVES

       NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Neuberger Berman CASH RESERVES pursuant to a sub-advisory agreement dated November 3, 2003 and an assignment and assumption agreement dated February 28, 2007. Prior to February 28, 2007, Neuberger Berman, served as sub-adviser to these Funds. NB Management retains
Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub- adviser with respect to Lehman Brothers STRATEGIC INCOME Fund pursuant to a sub-advisory agreement dated November 3, 2003. Throughout this section, the term "Sub-Adviser" will refer to Lehman Brothers Asset Management or Neuberger Berman, as applicable.

      These sub-advisory agreements provide in substance that the Sub-Adviser will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that the Sub-Adviser, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of the Sub-Adviser. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. These sub-advisory agreements provide that NB Management will pay for the services rendered by the Sub-Adviser based on the direct and indirect costs to the Sub-Adviser in connection with those services.

      All Funds
      ---------

      Each sub-advisory agreement continues until October 31, 2007 for each Fund and is renewable from year to year, subject to approval of its continuance in the same manner as each Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, by Neuberger Berman or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. Each sub-advisory agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

Portfolio Manager Information
------------------------------

PORTFOLIO MANAGER         FUND(S) MANAGED
---------------------------------------------------------------
ANN H. BENJAMIN      Lehman Brothers High Income Bond Fund
                     Lehman Brothers Strategic Income Fund
---------------------------------------------------------------

---------------------------------------------------------------
STEVEN BROWN         Lehman Brothers Strategic Income Fund
---------------------------------------------------------------
JOHN E. DUGENSKE     Lehman Brothers Short Duration Bond Fund
                     Lehman Brothers Strategic Income Fund
---------------------------------------------------------------
WILLIAM FURRER       Lehman Brothers Municipal Securities Trust
---------------------------------------------------------------
JAMES L. ISELIN      Lehman Brothers Municipal Securities Trust
---------------------------------------------------------------
RICHARD W. KNEE      Lehman Brothers Core Bond Fund
---------------------------------------------------------------
RICHARD LEVINE       Lehman Brothers Strategic Income Fund
---------------------------------------------------------------
JOHN LOVITO          Lehman Brothers Strategic Income Fund
---------------------------------------------------------------
THOMAS P. O'REILLY   Lehman Brothers High Income Bond Fund
                     Lehman Brothers Strategic Income Fund
---------------------------------------------------------------
JACK RIVKIN          Lehman Brothers Strategic Income Fund
---------------------------------------------------------------
THOMAS SONTAG        Lehman Brothers Short Duration Bond Fund
                     Lehman Brothers Strategic Income Fund
---------------------------------------------------------------


      Other Accounts Managed
      ----------------------

      The table below describes the other accounts for which each Portfolio Manager has day-to-day management responsibility as of December 31, 2006.

                                        NUMBER OF         TOTAL ASSETS        NUMBER OF ACCOUNTS             ASSETS MANAGED FOR
                                        ACCOUNTS           MANAGED          MANAGED FOR WHICH               WHICH ADVISORY FEE IS
TYPE OF ACCOUNT                          MANAGED         ($ MILLIONS)        ADVISORY FEE IS                PERFORMANCE-BASED
                                                                            PERFORMANCE-BASED                 ($ MILLIONS)
ANN H. BENJAMIN

Registered Investment Companies*            3                $520                      -                               -

Other Pooled Investment Vehicles            6                $162.6                    -                               -

Other Accounts**                           29              $4,174.5                    2                               $165.8

STEVEN BROWN

Registered Investment Companies*            6               $2,863                     -                               -


                                                               97

Other Pooled Investment Vehicles            -                 -                        -                               -

Other Accounts**                           191              $1,826                     -                               -

JOHN E. DUGENSKE
Registered Investment Companies*            1                $417                      -                               -

Other Pooled Investment Vehicles            -                 -                        -                               -

Other Accounts**                           47                $422                      -                               -

WILLIAM FURRER

Registered Investment Companies*            0                 $0                       -                               -

Other Pooled Investment Vehicles            -                 -                        -                               -

Other Accounts**                           40               $2,326                     -                               -

JAMES L. ISELIN

Registered Investment Companies*            0                 $0                       -                               -

Other Pooled Investment Vehicles            -                 -                        -                               -

Other Accounts**                           40               $2,326                     -                               -

RICHARD W. KNEE

Registered Investment Companies*            0                 $0                       -                               -

Other Pooled Investment Vehicles            -                 -                        -                               -

Other Accounts**                           62              $13,368                     -                               -

RICHARD LEVINE

Registered Investment Companies*            1                $207                      -                               -

Other Pooled Investment Vehicles            -                 -                        -                               -

Other Accounts**                          2,207             $2,897                     -                               -

JOHN LOVITO

Registered Investment Companies*            0                 $0                       -                               -

Other Pooled Investment Vehicles            -                 -                        -                               -

Other Accounts**                           51                $752                      -                               -


                                                                       98

THOMAS P. O'REILLY

Registered Investment Companies*            3                $520                      -                               -

Other Pooled Investment Vehicles            6                $162.6                    -                               -

Other Accounts**                           29               $4,174.5                   2                               $165.8

JACK RIVKIN

Registered Investment Companies*            1                $207                      -                               -

Other Pooled Investment Vehicles            -                 -                        -                               -

Other Accounts**                            -                 -                        -                               -

THOMAS SONTAG

Registered Investment Companies*            2                $418                      -                               -

Other Pooled Investment Vehicles            -                 -                        -                               -

Other Accounts**                            5                $521                      -                               -



      Conflicts of Interest
      ---------------------

      Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NB Management, Lehman Brothers Asset Management and each Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


      Compensation
      ------------

      NB Management
      -------------

      A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers'
compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

      NB Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that our Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

      In addition, there are additional stock and option award programs available.

      NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.


      Lehman Brothers Asset Management
      --------------------------------

      Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall portfolio performance in relation to their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to the Firm. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.

      The percentage of compensation varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.

       Additionally, certain key members of the investment professional staff of Lehman Brothers Asset Management who were previously covered by employment contracts with Lehman Brothers will receive annual payouts from an Incentive Payment Pool ("IPP") valued at a fixed multiple of earnings for the fixed income business. Payouts begin in 2007 and extend through 2009, and have specific non-compete and non-solicitation provision restrictions.

      Some accounts the Portfolio Managers manage tie compensation to performance. However, no substantial portion of the manager's compensation is tied directly to performance, so we believe that there are no significant incentives for them to take undue risks.

      Ownership of Securities
      -----------------------

      Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund(s) that the Portfolio Manager manages as of October 31, 2006.

-------------------------------------------------------------------------------
PORTFOLIO MANAGER               FUND(S) MANAGED               DOLLAR RANGE OF
                                                              EQUITY SECURITIES
                                                              OWNED IN THE FUND
-------------------------------------------------------------------------------

ANN H. BENJAMIN      Lehman Brothers High Income Bond Fund           A
                     Lehman Brothers Strategic Income Fund           A
-------------------------------------------------------------------------------
STEVEN BROWN         Lehman Brothers Strategic Income Fund           A
-------------------------------------------------------------------------------
JOHN E. DUGENSKE     Lehman Brothers Short Duration Bond Fund        A
                     Lehman Brothers Strategic Income Fund           A
-------------------------------------------------------------------------------
WILLIAM FURRER       Lehman Brothers Municipal Securities Trust      A
-------------------------------------------------------------------------------
JAMES ISELIN         Lehman Brothers Municipal Securities Trust      A
-------------------------------------------------------------------------------
RICHARD W. KNEE      Lehman Brothers Core Bond Fund                  A
-------------------------------------------------------------------------------
RICHARD LEVINE       Lehman Brothers Strategic Income Fund           E
-------------------------------------------------------------------------------
JOHN LOVITO          Lehman Brothers Strategic Income Fund           A
-------------------------------------------------------------------------------
THOMAS P. O'REILLY   Lehman Brothers High Income Bond Fund           A
                     Lehman Brothers Strategic Income Fund           A
-------------------------------------------------------------------------------
JACK RIVKIN          Lehman Brothers Strategic Income Fund           A
-------------------------------------------------------------------------------
THOMAS SONTAG        Lehman Brothers Short Duration Bond Fund        E
                     Lehman Brothers Strategic Income Fund           A
-------------------------------------------------------------------------------
      A = NONE                                         E = $100,001-$500,000

      B = $1-$10,000                                   F = $500,001-$1,000,000

      C = $10,001-$50,000                              G = OVER $1,000,001

      D =$50,001-$100,000

Investment Companies Managed
----------------------------

      The investment decisions concerning the Funds and the other registered investment companies managed by NB Management, Neuberger Berman or Lehman Brothers Asset Management Inc. (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management, Neuberger Berman or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by NB Management, Neuberger Berman or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management, Neuberger Berman and/or Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Funds are subject to certain limitations imposed on all advisory clients of NB Management, Neuberger Berman and/or Lehman Brothers Asset Management (including the Funds, the Other NB Funds, and other managed accounts) and personnel of NB Management, Neuberger Berman and/or Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management, Neuberger Berman and/or Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

      The Funds, NB Management, Neuberger Berman and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds' managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

      Neuberger Berman, Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Joseph Amato, Richard W. Knee, Lori A. Loftus and Bradley C. Tank. The directors, officers and/or employees of Neuberger Berman who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman are: Peter Sundman and Robert Traversa.

      Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                           DISTRIBUTION ARRANGEMENTS

      Neuberger Berman CASH RESERVES, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Lehman Brothers NEW YORK MUNICIPAL MONEY Fund offer a Class of shares, known as Investor Class. Lehman Brothers CORE BOND Fund offers two Classes of shares known as Investor Class and Institutional Class. Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund offer a Class of shares, known as Reserve Class. Lehman Brothers SHORT DURATION Bond Fund offers two Classes of shares known as Investor Class and Trust Class. Lehman Brothers STRATEGIC INCOME Fund offers two Classes of shares know as Institutional Class and Trust Class.

Distributor
-----------

      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class, Institutional Class, Reserve Class and Trust Class shares are offered on a no-load basis. Lehman Brothers SHORT DURATION Bond Fund Trust Class Shares are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

      In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class shares, Institutional Class shares, Reserve Class shares and Trust Class shares of Lehman Brothers STRATEGIC INCOME Fund, each a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of shares of each Fund's Institutional Class, Trust Class and Reserve Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

      For each Funds' Investor Class shares, Institutional Class shares, Reserve Class shares and Trust Class shares of Lehman Brothers STRATEGIC INCOME Fund, which are sold directly to investors, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or Lehman Brothers Asset Management.

      From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class, except the Trust Class of Lehman Brothers STRATEGIC INCOME Fund and Investor Class of Lehman Brothers CORE BOND Fund which is each a party to a Distribution and Services Agreement, (collectively, the "Distribution Agreements"). The Distribution Agreements continue until October 31, 2007. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and
(2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as each Management Agreement.

Distribution Plan (Lehman Brothers CORE BOND Fund Investor Class Only)
----------------------------------------------------------------------

      The Trust, on behalf of Lehman Brothers CORE BOND Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") with respect to the Investor Class of Lehman Brothers CORE BOND Fund which, among other things, permits the Fund to pay NB Management fees for its services related to the sales and distribution of this Class of shares and provide ongoing services to holders of this Class of shares. Under the Distribution Plan, the Fund pays NB Management a certain annual percentage rate of its average daily net assets. The Investor Class of Lehman Brothers CORE BOND

Fund pays 0.25% of its average daily net assets. Payments with respect to the Investor Class of Lehman Brothers CORE BOND Fund are made only from assets attributable to that Class. For the Investor Class of Lehman Brothers CORE BOND Fund, NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, third-party administrators and other institutions that support the sale and distribution of shares or provide services to that Class and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective Class of shares only. The amount of fees paid by the Investor Class of Lehman Brothers CORE BOND Fund during any year may be more or less than the cost of distribution and other services provided to that Class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Distribution Plan complies with these rules.

      The table below sets forth the total amount of fees accrued for Lehman Brothers CORE BOND Fund:


Investor Class*    Fiscal Year Ended      From October 1,       Fiscal Year
---------------    -----------------      ---------------       -----------
                   October 31, 2006     2005 to October 31,   Ended September
                   ----------------     -------------------   ---------------
                                               2005               30, 2005
                                               ----               --------
CORE BOND              $79,460                $6,259               $72,994

*Data prior to June 10, 2005 is that of the Ariel Premier Bond Fund, the predecessor to the Lehman Brothers CORE BOND Fund.


      The Distribution Plan requires that NB Management provide Fund Trustees, for their review, a quarterly written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made.

      Prior to approving the Distribution Plan, Fund Trustees considered various factors relating to the implementation of the Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plan will benefit Lehman Brothers CORE BOND Fund and shareholders of the Fund's Investor Class. To the extent the Distribution Plan allows the Investor Class of Lehman Brothers CORE BOND Fund to penetrate markets to which that Class would not otherwise have access, the Distribution Plan may result in additional sales of Investor Class shares of Lehman Brothers CORE BOND Fund; this, in turn, may enable Lehman Brothers CORE BOND Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

      The Distribution Plan continues until May 31, 2007. The Distribution Plan is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plans ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plan may not be amended to increase materially the amount of fees paid by any Class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Class and by Fund Trustees in the manner described above. A Distribution Plan is terminable with respect to a Class of the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Class.

      From time to time, one or more of the Funds may be closed to new investors. Because the Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

Distribution Plan (Lehman Brothers STRATEGIC INCOME Fund Trust Class Only)
--------------------------------------------------------------------------

      The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Trust Class of the Fund. The Plan provides that the Fund will compensate NB Management for administrative and other services provided to the Fund, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Fund. Under the Plan, NB Management receives from the Trust Class of the Fund a fee at the annual rate of 0.10% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class's plan complies with these rules.

      The Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made.

      Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. To the extent the Plan allows the Fund to penetrate markets to which it would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

      The Plan continues until October 31, 2008. The Plan is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a class of the Fund at any time by a vote of a majority of the Rule 12b 1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

      From time to time, a fund may be closed to new investors. Because the Plan for a fund pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a fund to continue paying a 12b-1 fee, even though the fund is closed to new investors.

Revenue Sharing (All Funds)
---------------------------

      NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Funds) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

      Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

      In addition, NB Management may pay for: placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

      The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

      Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

      In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

      NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

                        ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

      Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Class of a Fund is calculated by subtracting total liabilities of that Class from total assets attributable to the Class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that Class and rounding the result to the nearest full cent.

      Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund and Neuberger Berman CASH RESERVES will try to maintain a stable NAV of $1.00 per share. The Funds value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. Each Fund calculates its NAV as of 3:00 p.m., Eastern time (except Neuberger Berman CASH RESERVES which calculates its NAV as of noon, Eastern time), on each day the New York Stock Exchange ("NYSE") and Federal Reserve Wire System ("Federal Reserve") are open.

     Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers MUNICIPAL SECURITIES Trust value their debt securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Fund Trustees believe accurately reflects fair value. The Funds periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL
SECURITIES Trust, Lehman Brothers SHORT DURATION Bond Fund and Lehman Brothers STRATEGIC INCOME Fund each calculates it NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

     Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers HIGH INCOME Bond Fund value their equity portfolio securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

      If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day.

      Each Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time (4:00 p.m., Eastern time for Lehman Brothers STRATEGIC INCOME Fund). The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

      If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Board of Trustees has authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

      If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board of Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

      Investor Class, Trust Class and Institutional Class shareholders (except for Lehman Brothers SHORT DURATION Bond Fund Trust Class and Lehman Brothers CORE BOND Institutional Class shareholders) may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

      For all Funds except for the money market funds, automatic investing enables an Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

Financial Intermediaries
------------------------

      The Funds have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Funds' prospectuses.

                        ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectuses entitled "Maintaining Your Account," if shareholders purchased a Fund's Advisor, Institutional, Investor or Trust Class shares directly, they may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other Fund(s) are met. Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

      Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Advisor, Trust or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for Neuberger Berman International Institutional Fund Institutional Class shareholders, or Neuberger Berman Genesis Fund Institutional Class shareholders.

      Most  investment providers allow you to take advantage  of  the  Neuberger
Berman fund exchange  program.   Please  contact  your investment provider or NB
Management for further information on exchanging your shares.

EQUITY FUNDS
------------
  Neuberger Berman All Cap Growth      Seeks  growth  of  capital.   Invests mainly in common stocks of small-, mid-, and large-
  Fund                                 capitalization companies, which it defines as those with a total market capitalization within the market  capitalization  range of the Russell 3000 Index. The Portfolio Managers employ a disciplined  investment  strategy when  selecting  growth stocks,  looking for  fast-growing companies  with above  average  sales and  competitive  returns on equity  relative to their peers.

  Neuberger Berman                     Seeks long-term growth of capital; dividend income is a secondary goal.  Invests mainly in
  Century Fund                         common stocks of large- capitalization companies. The Portfolio  Manager  seeks  to  buy companies with strong historical and prospective earnings growth.

  Neuberger Berman                     Seeks long-term capital growth. The Portfolio Manager also may consider  a company's
  Fasciano Fund                        potential for income  prior to selecting it for the Fund. The Fund invests mainly in the common stocks of small-cap  companies,  i.e., those with a total market value of no more than
                                       $1.5  billion at the time the Fund first  invests in them.  In selecting  companies  that the
                                       Portfolio  Manager believes may have greater  potential to appreciate in price, the Portfolio
                                       Manager  will  invest the Fund in smaller  companies  that are  under-followed  by major Wall
                                       Street brokerage houses and large asset management firms.


EQUITY FUNDS
------------
  Neuberger Berman                     Seeks long-term growth of capital. Invests mainly in common stocks selected from  13 multi-
  Focus Fund                           industry sectors of the economy. To maximize potential return, the Fund normally makes 90%
                                       or more of its investments in not more than six sectors of the economy, and may invest 50% or more of its assets in any one sector.

  Neuberger Berman                     Seeks  growth of capital. Invests mainly in stocks of companies with small market
  Genesis Fund                         capitalizations  (no  more  than $1.5 billion  at  the time of the Fund's investment). The
  (This Fund is closed to new          Portfolio Managers seek to buy the stocks of undervalued companies whose current product
  investors.)                          lines and balance sheets are strong.


  Neuberger Berman                     Seeks long-term growth  of  capital  and  secondarily,  current income. Invests mainly in
  Guardian Fund                        stocks of mid- to large- capitalization companies that are well positioned and are undervalued in the market.

  Neuberger Berman                     Seeks long-term capital appreciation by investing primarily  in  foreign  stocks  of  any
  International Fund                   capitalization, both in developed economies and in emerging markets. The Portfolio Managers seek undervalued companies  in  countries with strong potential for growth.
  (This Fund is closed to new
  investors.)

  Neuberger Berman International       Seeks  long-term  capital  appreciation  by investing primarily in foreign stocks of any
  Institutional Fund                   capitalization,  both  in developed economies and in emerging markets.  The  Portfolio
                                       Managers seek undervalued companies in countries with strong potential for growth.
  (This Fund is
  closed to new
  investors.)

  Neuberger Berman                     Seeks long-term capital appreciation by investing primarily  in  common  stocks  of  foreign
  International Large Cap Fund         companies,  both  in developed  economies  and in emerging markets. The Portfolio Managers seek undervalued companies in countries with strong potential for growth.

  Neuberger Berman                     Seeks growth of capital.  Invests  in  securities  believed  to  have  the maximum potential
  Manhattan Fund                       for long-term capital appreciation. Portfolio Managers seek fast-growing companies with above average  sales and  competitive  returns  on  equity  relative  to their  peers.  Factors  in identifying  these  firms may  include  financial  strength,  a strong  position  relative to competitors and strong earnings growth relative to competitors.

                                                                112



EQUITY FUNDS
------------

  Neuberger Berman                     Seeks growth of capital by investing  mainly  in common stocks of small-capitalization
  Millennium Fund                      companies, which it defines as those with a total market value of no more than  $2 billion at the time of initial  investment.  The Portfolio  Managers take a growth  approach to stock selection,  looking for fast  growing  companies  with above  average  sales and  competitive returns on equity  relative to their peers.  Factors in  identifying  these firms may include financial  strength,  a strong  position  relative to competitors  and strong earnings growth relative to competitors.

  Neuberger Berman                     Seeks capital growth through an approach that is intended to  increase capital with
  Partners Fund                        reasonable risk. The Portfolio Manager looks at fundamentals, focusing particularly on cash flow, return on capital, and asset values.

  Neuberger Berman                     Seeks total return through investment in real estate securities, emphasizing both capital
  Real Estate Fund                     appreciation and current income.


  Neuberger Berman                     Seeks  growth  of  capital  by investing primarily in common stocks  of  mid-capitalization
  Regency Fund                         companies  which  the Portfolio Manager believes have solid fundamentals.


  Neuberger Berman                     Seeks long-term growth of capital by investing primarily in securities of companies that meet
  Socially Responsive Fund             the Fund's financial criteria and social policy.


INCOME FUNDS
------------
Neuberger Berman                       A money market fund seeking the highest available current income consistent with safety and
Cash Reserves                          liquidity. The Fund invests in high-quality money market instruments. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                       A U.S. Government money market  fund seeking maximum safety and liquidity and the highest
Government Money Fund                  available current income. The Fund invests in securities issued  or  guaranteed  as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

                                                                             113


Lehman Brothers High Income            Seeks high total returns consistent with capital preservation.  The  Fund  normally  invests
Bond Fund                              primarily in a diversified portfolio of intermediate-term, U.S. dollar denominated, high-yield corporate bonds, including those sometimes known as "junk" bonds.


Lehman Brothers                        Seeks to maximize total return through a combination of income and capital appreciation.
Core Bond  Fund                        The Fund normally invests in high  quality  fixed-income  securities.  Corporate bonds, commercial paper or bonds secured by assets such as home mortgages,  generally, must at least be an A[*]; bonds issued by the U.S. Government or its agencies are considered high quality.

Lehman Brothers Short Duration         Seeks the highest current income consistent with  low  risk  to principal and liquidity and,
Bond Fund                              secondarily, total return. The Fund invests in debt securities, primarily investment grade;
                                       maximum 10% below investment grade, but no lower than B.[*] Maximum average duration of three years.

Lehman Brothers Strategic Income       Seeks to maximize income without undue risk to principle.  The Fund invests in a
Fund                                   diversified portfolio of fixed-income instruments of varying sectors, credit quality and maturities and dividend-paying equities.


MUNICIPAL FUNDS
---------------
Lehman Brothers Municipal              Seeks  high  current  tax-exempt  income  with low risk to principal and  liquidity  and,
Securities Trust                       secondarily, total return. The Fund invests  in investment grade municipal securities with a maximum average duration of 10 years.


Lehman Brothers National               Seeks the highest available current income exempt from federal income tax that is consistent
Municipal Money Fund                   with safety and liquidity. The Fund normally invests at least 80% of its net assets in high-
                                       quality, short-term securities from municipal issuers around the country. The Fund seeks to maintain a stable $1.00 share price.

Lehman Brothers Municipal              A money market fund seeking the highest current  income  exempt  from  federal  income  tax,
Money Fund                             consistent with safety and liquidity. The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

                                                                               114

MUNICIPAL FUNDS
---------------
Lehman Brothers New York               A money market fund seeking the highest available current income exempt from federal income
Municipal Money Fund                   tax and New York State and New York City personal income taxes that is consistent with safety and  liquidity.  The Fund  normally  invests at least 80% of its net assets in  high-quality, short-term  municipal  securities  that provide income that is exempt from federal income tax and New York State and New York City  personal  income  taxes.  The Fund seeks to  maintain a stable $1.00 share price.

Lehman Brothers Tax-Free               Seeks the highest available current income exempt from federal income tax and, to the extent
Money Fund                             possible, from the federal alternative minimum tax, that is consistent with safety and liquidity.  The  Fund  normally  invests  at least  80% of its net  assets  in  high-quality, short-term  municipal  securities.  The Fund also  normally  invests  at least 80% of its net assets in securities the interest on which is not a preference  item for federal  alternative minimum tax purposes. The Fund seeks to maintain a stable $1.00 share price.

[*] As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

      Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

      There can be no assurance that Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, or Lehman Brothers TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

      Each of the Funds, except Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

      o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

      o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

                       ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

      The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. For Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, or Lehman Brothers TAX-FREE Money Fund, redemption payments may also be delayed when the Federal Reserve is closed or when trading on the Federal Reserve is restricted; when the Exchange, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

      If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension (for Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE Money Fund, the first day the NYSE and the Federal Reserve are open after termination of the suspension).

      As noted in the applicable Prospectus, each Fund, other than a money market fund, prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, these Funds will generally price their shares as of the earlier closing time.

      Neuberger Berman CASH RESERVES calculates its share price as of noon Eastern time, each day the NYSE and the Federal Reserve are open.

      Each of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE Money Fund calculates its share price as of 3:00 p.m. on days on which the NYSE and Federal Reserve is open. If the NYSE or Federal Reserve were to close before regular trading, each Fund would price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

      Each Fund (except Neuberger Berman CASH RESERVES and Lehman Brothers STRATEGIC INCOME Fund) reserves the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. Neuberger Berman CASH RESERVES and Lehman Brothers STRATEGIC INCOME Fund also reserve the right, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder or institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                       DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund distributes to its shareholders substantially all of its net investment income by Class (after deducting expenses attributable to the Class), any net capital gains (both long-term and short-term) and net gains from foreign currency transactions it earns or realizes. A Fund's net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income of each Fund (except Neuberger Berman CASH RESERVES, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE Money Fund) and net gains and losses of each Fund, if any, are reflected in its NAV until distributed. Neuberger Berman CASH RESERVES calculates its net investment income and share price as of noon, Eastern time, on each day the NYSE and the Federal Reserve are open; each of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE Money Fund calculates their net investment income and share price as of 3:00 p.m., Eastern time, on each day the NYSE and the Federal Reserve are open; the other Funds calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

      Income  dividends for each Fund (except Lehman Brothers  STRATEGIC  INCOME
Fund) are declared daily (for Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund, income dividends are declared daily at approximately 4:00 p.m., Eastern Time); dividends declared for each month are paid on the last Business Day of the month. The shares of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE Money Fund and Neuberger Berman CASH RESERVES will begin earning income dividends thereon on the Business Day on which the proceeds of the purchase order are converted to "federal funds" (if converted by 6:00 p.m., Eastern time), or the next Business Day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Shares of the other Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

      Each of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund's and Lehman Brothers TAX-FREE MONEY Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

      Income dividends are declared and paid quarterly for Lehman Brothers STRATEGIC INCOME Fund. These dividends may include a portion of realized gains or losses on foreign currency, which are classified for tax purposes as ordinary income or loss. Distributions of net realized capital gains, if any, normally are paid once annually, in December, together with any foreign currency gain or loss not previously distributed.

      Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders and shareholders of Lehman Brothers STRATEGIC INCOME Fund may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

      A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS

      ALL FUNDS. To continue to qualify for treatment as a RIC under the Code, each Fund, which is treated as a separate corporation for federal tax purposes, must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income - consisting generally of taxable net investment income, the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), and, for Lehman Brothers CORE BOND Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers HIGH INCOME Bond Fund, and Lehman Brothers STRATEGIC INCOME Fund (collectively "Bond Funds"), net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid - plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following:

         (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and

         (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs.

      By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain and amounts that otherwise would be "exempt-interest dividends" (described below), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions each year to avoid liability for the Excise Tax.

      Each Fund (except Lehman Brothers CORE BOND Fund) may acquire zero coupon or other securities issued with OID, and each of Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE Money Fund may also acquire municipal securities issued with OID. Lehman Brothers HIGH INCOME Bond Fund and Lehman Brothers STRATEGIC INCOME Fund may also acquire pay-in-kind securities, which pay "interest" through the issuance of additional securities. As a holder of those securities, each Fund must take into income (or take into account in the case of municipal OID securities) the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any accrued taxable and tax-exempt OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      Interest and dividends a Fund receives, and gains it realizes, on foreign securities, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND. Dividends a Fund pays will qualify as "exempt-interest dividends" if it satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Fund intends to continue to satisfy this requirement. Exempt-interest dividends constitute the portion of a Fund's aggregate dividends equal to the excess of its excludable interest over certain amounts disallowed as deductions.

      BOND FUNDS. The Bond Funds' use of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments any Bond Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Each Bond Fund's exchange-traded Futures Contracts, "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index), and certain foreign currency contracts that are subject to section 1256 of the Code (collectively "Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that any Bond Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-

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to-market for  purposes  of  the Excise Tax. Each Bond Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of short-term gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including Forward Contracts, (2) except in certain circumstances, from Hedging Instruments on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and
(4) that are attributable to exchange rate fluctuations between the time a Bond Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Bond Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If a Bond Fund's section 988 losses exceed other investment company taxable income for a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares. Although each Bond Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Bond Fund will do so from time to time, incurring the costs of currency conversion.

      When a covered call option written (sold) by a Bond Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Bond Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than such amount. When a covered call option written by a Bond Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it receives on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

      If a Bond Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or Forward Contract a Bond Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Bond Fund's

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

transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      LEHMAN  BROTHERS  STRATEGIC   INCOME   FUND.   The  following  income  tax
considerations apply to Lehman Brothers STRATEGIC INCOME Fund in addition to those described above under "Bond Funds."

      Income that Lehman Brothers STRATEGIC INCOME Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) ("RE Partnership") will be treated under the Code as qualifying income under the Income Requirement only to the extent that income is attributable to the RE Partnership's income that would be qualifying income if realized directly by the Fund in the same manner as realized by the RE Partnership. The Service also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees' thereof but nevertheless indicate the Service's view of federal tax matters) holding that a RIC that invests in a partnership should be treated as owning a proportionate share of the partnership's assets for purposes of the Diversification Requirement.

      Lehman Brothers STRATEGIC INCOME Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits ("REMICs") or
(2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools ("TMPs") or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an "excess inclusion." The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service recently issued a notice ("Notice") announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

      The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP's excess inclusion income under a "reasonable method," (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not "disqualified organizations" (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.


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

      A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting "that are nominees" for "that are not `disqualified organizations'" in clause (3) and inserting "record shareholders that are" after "its" in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that for taxable years beginning after December 31, 2006, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. Lehman Brothers STRATEGIC INCOME Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

      OTHER. Neuberger Berman CASH RESERVES, Lehman Brothers SHORT DURATION BOND Fund, Lehman Brothers STRATEGIC INCOME Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE Money Fund may invest in bonds that are purchased, generally not on their initial issue, with "market discount" (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("market discount bonds"). Market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after a Fund acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of a market discount bond, other than a bond with a fixed maturity date within one year from its issuance, generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as described above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Taxation of the Funds' Shareholders
-----------------------------------

      ALL FUNDS. Dividends a Fund pays to a foreign shareholder, other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, "interest-related dividends" and "short-term capital gain dividends," if properly designated by a Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.


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

      As described in "Maintaining Your Account" in each Prospectus, a Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

      Each Fund is required to withhold 28% of all taxable dividends, and each Bond Fund and Lehman Brothers MUNICIPAL SECURITIES Trust is required to withhold 28% of all capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

      BOND FUNDS. If shares of a Bond Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      LEHMAN BROTHERS STRATEGIC INCOME FUND. After calendar year-end, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of the distributions they have made during that year, which would result at that time in Lehman Brothers STRATEGIC INCOME Fund's also having to re-categorize some of the distributions it has made to its stockholders. Those changes would be reflected in your annual Form 1099, together with other tax information. Although those forms generally will be distributed to you in January of each year, the Fund may, in one or more years, request from the Service an extension of time to distribute those forms until mid-or late-February to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to you on a single form (rather than having to send you an amended form).

      LEHMAN BROTHERS MUNICIPAL SECURITIES TRUST, LEHMAN BROTHERS MUNICIPAL MONEY FUND, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND, LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, although the amount of those dividends must be reported on the recipient's federal income tax return. Shareholders' treatment of dividends from a Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

      Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.


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

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

      Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Fund still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.

      If a Fund invests in instruments that generate taxable interest income, under the circumstances described in the Prospectuses and in the discussion of market discount bonds above, the portion of any Fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

      If shares of Lehman Brothers MUNICIPAL SECURITIES Trust are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund is required to withhold 28% of all taxable dividends otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.

      LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND. Dividends paid by Lehman Brothers NEW YORK MUNICIPAL MONEY Fund are exempt from New York State and New York City personal income taxes applicable to individuals who reside in New York State and New York City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, and the governments of Puerto Rico, the U.S. Virgin Islands, Guam, and other U.S. territories. Distributions excluded from gross income for federal income tax purposes that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City. Additionally, other distributions from that Fund, including distributions derived from taxable ordinary income and short-term gain, are generally not exempt from New York State and New York City personal income taxes. Distributions to a corporate shareholder will be subject to New York State corporate franchise tax and New York City general corporation tax.

      Investment in Lehman Brothers NEW YORK MUNICIPAL MONEY Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City, because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on distributions received from the Fund.

      Interest on indebtedness incurred by a shareholder to purchase or carry shares is not deductible for New York State or New York City personal income tax purposes.

      Under current applicable New York State law, the highest marginal New York State income tax rate imposed on individuals is 6.85%. The highest marginal New York City income tax rate currently imposed on individuals is 3.648%. Shareholders subject to taxation in a state other then New York will realize a lower after tax rate of return if distributions from Lehman Brothers NEW YORK MUNICIPAL MONEY Fund are not exempt from taxation in such other state.

                                   * * * * *

      The foregoing is only a general summary of some of the important federal income and excise tax, and New York State and New York City personal income tax, considerations generally affecting the funds and their shareholders. It reflects the federal and New York State and New York City income tax laws as of the date of this SAI and does not address special tax rules applicable to certain types of investors. It is not intended as a substitute for careful tax planning. Investors should consult their tax advisers regarding other federal, state, or local tax considerations that may apply in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

                        VALUATION OF PORTFOLIO SECURITIES

      Each of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE Money Fund and Neuberger Berman CASH RESERVES relies on Rule 2a-7 to use the amortized cost method of valuation to enable it to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds', under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in these Funds', as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay

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

brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

      In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, the Manager considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. The Manager also may consider the brokerage and research services that broker-dealers provide to the Fund or the Manager. Under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, each Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

      During the fiscal year ended October 31, 2006, Neuberger Berman CASH RESERVES acquired securities of the following of its "regular brokers or dealers": Goldman Sachs & Co., Wachovia Securities, Inc. At October 31, 2006, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: Citigroup Global Markets, $14,696,048; Morgan Stanley & Co., Inc., $13,825,274; Banc of America Securities, LLC, $9,972,141; Barclays Bank PLC, $6,973,365; Bear Stearns & Co., Inc., $5,001,772; JP Morgan Chase & Co., Inc., $1,000,162; UBS Securities LLC, $988,072; and Merrill Lynch, Pierce, Fenner & Smith, Inc., $500,127.


      During the fiscal year ended October 31, 2006, Lehman Brothers CORE BOND Fund acquired securities of the following of its "regular brokers or dealers":
Morgan Stanley & Co., Inc. At October 31, 2006, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: JP Morgan Chase & Co., Inc. $6,069,160; Goldman, Sachs & Co., $2,542,286; Banc of America Securities, LLC, $1,692,047; Bear Stearns& Co., Inc. $1,661,270; Citigroup Capital Markets, Inc., $1,585,982; Wachovia Securities, Inc. $1,254,764; Lehman Brothers Inc., $885,744; Merrill Lynch, Pierce, Fenner & Smith Inc., $740,580; and Morgan Stanley & Co., Inc., $658,613.

      During the fiscal year ended October 31, 2006, Lehman Brothers SHORT DURATION Bond Fund acquired securities of the following of its "regular brokers or dealers": State Street Bank and Trust Company. At October 31, 2006, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: JP Morgan Chase & Co., $11,051,551; Banc of America Securities, LLC, $9,767,523; State Street Bank and Trust Company, $6,900,000; Bear Stearns & Co., Inc., $6,065,085; Goldman Sachs & Co., $4,279,829; Merrill Lynch, Pierce, Fenner & Smith, Inc., $2,278,111; Lehman Brothers Inc., $2,257,044; and Morgan Stanley & Co., Inc., $2,237,713.

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

      During the fiscal year ended October 31, 2006, Lehman Brothers HIGH INCOME Bond Fund acquired securities of the following of its "regular brokers or dealers": Citigroup Global Markets, Inc. At October 31, 2006, the Fund held none of the securities of its "regular brokers or dealers."

      During the fiscal year ended October 31, 2006, Lehman Brothers MUNICIPAL SECURITIES Trust did not acquire any securities of its "regular brokers or dealers." At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."

      During the fiscal year ended October 31, 2006, Lehman Brothers MUNICIPAL MONEY Fund did not acquire any securities of its "regular brokers or dealers." At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."

      During the fiscal year ended October 31, 2006, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund did not acquire any securities of its "regular brokers or dealers." At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."

      During the fiscal year ended October 31, 2006, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund did not acquire any securities of its "regular brokers or dealers." At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."

      During the fiscal year ended October 31, 2006, Lehman Brothers TAX-FREE MONEY Fund did not acquire any securities of its "regular brokers or dealers." At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."

      During the fiscal year ended October 31, 2004, Neuberger Berman STRATEGIC INCOME Fund paid brokerage commissions of $27,037, of which $670 was paid to Neuberger Berman and $5,976 was paid to Lehman Brothers. During the fiscal year ended October 31, 2005, Neuberger Berman STRATEGIC INCOME Fund paid brokerage commissions of $28,834, of which $1,287 was paid to Neuberger Berman and $6,381 was paid to Lehman Brothers.

      During the fiscal year ended October 31, 2006, Neuberger Berman STRATEGIC INCOME Fund paid brokerage commissions of $14,446, of which $656 was paid to Neuberger Berman and $2,249 was paid to Lehman Brothers. During the fiscal year ended October 31, 2006, transactions in which the Fund used Neuberger Berman as broker comprised 4.63% of the aggregate dollar amount of transactions involving the payment of commissions, and 4.54% of the aggregate brokerage commissions paid by the Fund. During the fiscal year ended October 31, 2006, transactions in which the Fund used Lehman Brothers as broker comprised 18.78% of the aggregate dollar amount of transactions involving the payment of commissions, and 15.57% of the aggregate brokerage commissions paid by the Fund. 100% of the $13,790 paid to other brokers and Lehman Brothers by that Fund during that fiscal year (representing commissions on transactions involving approximately $9,884,324.52) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended October 31, 2006, Neuberger Berman STRATEGIC INCOME Fund did not acquire any securities of its "regular brokers or dealers.". At October 31, 2006, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: State Street Bank and Trust Company, $495,000; Goldman Sachs & Co., Inc., $113,525; JP Morgan Chase & Co., Inc., $122,151; Citigroup Capital Markets, $82,637; Banc of America Securities, LLC, $44,860; and Merrill Lynch, Pierce, Fenner and Smith, Inc., $4,885.


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

      No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

      The Funds may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

      In effecting securities transactions, the Funds generally seek to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") act as principal brokers for Neuberger Berman STRATEGIC INCOME Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers. as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

      The use of Neuberger Berman and Lehman Brothers as brokers for the Funds is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by the Funds to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in the Manager's judgment. No Fund deems it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, each Fund unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Funds are fair and reasonable and effect brokerage transactions for the Fund must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including the Funds, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Funds. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

      Each Fund expects that it will continue to execute a portion of their transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, the Manager considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

      In certain instances the Manager specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced the Manager's normal internal research activities, the Manager's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, the Manager is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to the Manager by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of the Manager and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, the Manager always considers its best execution obligation when deciding which broker to utilize.

      A committee comprised of officers of NB Management and employees of Neuberger Berman and/or Lehman Brothers Asset Management who are Portfolio Managers of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's and Lehman Brothers Asset Management's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if the Manager determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. The Manager believes that those research services benefit the Funds by supplementing the information otherwise available to the Manager. That research may be used by the Manager in servicing Other NB Funds and, in some cases, by Neuberger Berman and/or Lehman Brothers Asset Management in servicing the Managed Accounts. On the other hand, research received by the Manager from brokers effecting

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

portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman and/or Lehman Brothers Asset Management from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

Portfolio Turnover
------------------

      Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers STRATEGIC INCOME Fund and calculate their portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Expense Offset Arrangement
--------------------------

      Each Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2006, the impact of this arrangement was a reduction of expenses as follows:

----------------------------------------------------------
FUNDS                    AMOUNT OF REDUCTION OF EXPENSES
----------------------------------------------------------
CASH RESERVES                                  $11,812.55
----------------------------------------------------------
CORE BOND                                       $3,396.91
----------------------------------------------------------
HIGH INCOME                                    $29,338.83
----------------------------------------------------------
SHORT DURATION                                  $9,245.69
----------------------------------------------------------
STRATEGIC INCOME                                $1,092.36
----------------------------------------------------------
MUNICIPAL SECURITIES                            $1,987.49
----------------------------------------------------------
MUNICIPAL MONEY                                $47,465.05
----------------------------------------------------------
NATIONAL MUNICIPAL MONEY                       $13,411.64
----------------------------------------------------------
NEW YORK MUNICIPAL MONEY                        $4,668.32
----------------------------------------------------------
TAX-FREE MONEY                                $127,599.04
----------------------------------------------------------


Commission Recapture Program (Lehman Brothers STRATEGIC INCOME Fund)
--------------------------------------------------------------------

      The Fund has entered into a commission recapture program with Citigroup Global Markets Inc., which enables the Fund to recoup a portion of the commissions it pays to a broker that is not a related party of the Fund by redirecting these commissions to pay for some of its operational expenses. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the year ended October 31, 2006, the impact of this arrangement on the Fund was a reduction of expenses as follows:

--------------------------------------------------
FUNDS           AMOUNT OF REDUCTION OF EXPENSES
--------------------------------------------------
STRATEGIC INCOME                      $1,017.88
--------------------------------------------------


Proxy Voting
------------

      The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

      NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

      NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

      In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                         PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

      The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

      NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable
Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

      Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

      No Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Trustees reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

      Pursuant to Codes of Ethics adopted by the Funds, NB Management, and Lehman Brothers Asset Management ("Code of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds shareholders. The Code of Ethics also prohibits any person associated with the Funds, NB Management and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

      The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

      STATE STREET BANK AND TRUST COMPANY ("State Street"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

      BEAR STEARNS SECURITIES CORP. ("Bear Stearns"). Lehman Brothers HIGH INCOME Bond Fund has entered into a securities lending agreement with Bear Stearns under which the Fund provides Bear Stearns with its complete portfolio holdings each day. Pursuant to such agreement, Bear Stearns agrees that all portfolio and other information concerning the Fund that is disclosed or made available to Bear Stearns constitutes a valuable asset of, and is proprietary to the Fund. Bear Stearns agrees that the Fund's information will be used solely for purposes of the transactions contemplated by the agreement or to comply with regulatory requirements or legal process and will not be disclosed to any other party without the express written consent of the Fund. Bear Stearns agrees to protect the Fund information by using the same degree of care to prevent the unauthorized disclosure of the Fund information as Bear Stearns uses to protect its own information of a like nature. The Fund pays a fee to Bear Stearns with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

      SECURITIES LENDING AGENT. One or more of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES have entered or may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to a Fund's operations that is designated by that Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Fund participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

      OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUNDS. The Funds may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Funds who require access to this information to fulfill their duties to the Funds. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

      Rating, Ranking and Research Agencies.
      -------------------------------------

      Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. Each Fund provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Fund also provides its complete month-end portfolio holdings to Data Communiqu{e'} International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. Each Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each of the Funds.

                            REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Funds. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

      Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series (including the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to June 1, 2007, the name of the Trust was "Neuberger Berman Income Funds."

      On February 28, 2007, each of Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers TAX-FREE MONEY Fund changed its name from Neuberger Berman High Income Bond Fund, Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman Municipal Securities Trust, National Municipal Money
Fund, Neuberger Berman Strategic Income Fund and Tax-Free Money Fund, respectively.

      DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

      OTHER. For Fund shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                             CUSTODIAN AND TRANSFER AGENT

      Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence for Reserve Class shares of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE Money Fund and Investor Class shares of Lehman Brothers CORE BOND Fund, Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL SECURITIES Trust and Neuberger Berman CASH RESERVES should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All Institutional Class and Trust Class correspondence for Lehman Brothers CORE BOND Fund, Lehman Brothers STRATEGIC INCOME Fund and Lehman Brothers SHORT DURATION Bond Fund should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Lehman Brothers HIGH INCOME Bond Fund, Lehman Brothers SHORT DURATION Bond Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Lehman Brothers STRATEGIC INCOME Fund and Neuberger Berman CASH RESERVES has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.

      Lehman Brothers CORE BOND Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm who will audit its financial statements.

                                 LEGAL COUNSEL

      The Trust has selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of January 31, 2007, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND AND CLASS                    NAME & ADDRESS                   PERCENT OWNED

Lehman Brothers NATIONAL          LOWE INTERESTS LP                   14.65%
MUNICIPAL MONEY Fund              CASH
                                  5151 SAN FELIPE
RESERVE CLASS                     SUITE 400
                                  HOUSTON TX  77056-3626

                                  JAMES L GAGAN TTEE                  10.73%
                                  JAMES LAWRENCE GAGAN TRUST
                                  ATTN EUGENE DEUTSCH
                                  8450 BROADWAY
                                  MERRILLVILLE IN  46410-6221

                                  CRE FIDUCIARY SERVICES INC          6.77%
                                  TRUSTEE - CRE TRUST
                                  JO LYNN JORDAN
                                  2120 CARREY AVE.
                                  CHEYENNE WY  82001-3602

                                  MARMON HOLDINGS INC                 5.60%
                                  ATTN TREASURY
                                  225 WEST WASHINGTON
                                  CHICAGO IL  60606-2418

Lehman Brothers NEW YORK          LEHMAN BROTHERS INC                 33.45%
MUNICIPAL MONEY Fund              FOR THE EXCLUSIVE
                                  BENEFIT OF CUSTOMERS
INVESTOR CLASS                    70 HUDSON ST 7TH FLOOR
                                  ATTN MUTUAL FUNDS OPERATIONS
                                  JERSEY CITY NJ  07302-6599


                                  MARK A WALSH AND                    9.98%
                                  LISA J WALSH
                                  5 HUNTER LANE
                                  RYE NY  10580-1614

                                  MR ROBERT SHAFIR AND                8.34%
                                  MRS DONNA SHAFIR
                                  1930 BROADWAY APT 30C
                                  NEW YORK NY  10023-6947

Lehman Brothers TAX-FREE          LEHMAN BROTHERS INC                 10.66%
MONEY Fund                        FOR THE EXCLUSIVE
                                  BENEFIT OF CUSTOMERS
RESERVE CLASS                     70 HUDSON ST 7TH FLOOR
                                  ATTN MUTUAL FUNDS OPERATIONS
                                  JERSEY CITY NJ  07302-6599

                                  CONTINENTAL STCK TRANS & T          7.28%
                                  A/T/F GRANAHAN MCCOURT AC CORP
                                  ATTN FRANK DI PAOLO
                                  17 BATTERY PL FL 8
                                  NEW YORK NY  10004-1123

                                  BRADLEY HARRIS JACK AND             7.00%
                                  KARIN S JACK JTWROS
                                  1155 SASCO HILL RD
                                  FAIRFIELD CT  06824-6346

                                  AMERICAN STCK TRNS & TR CO          6.35%
                                  A/T/F STAR MARITIME
                                  ATTN HENRY REINHOLD
                                  59 MAIDEN LANE PLAZA LEVEL
                                  NEW YORK NY  10038

                                  MOORE FINANCING LLC                 6.14%
                                  1251 AVENUE OF THE AMERICAS
                                  17TH FLOOR
                                  NEW YORK NY  10020

                                  TOLL BROS. INC                      5.90%
                                  ATTN MIKE MCDEVITT
                                  250 GIBRALTOR ROAD
                                  2ND FLOOR SOUTH
                                  HORSHAM PA  19044-2323

                                  CONTINENTAL STCK TRNS & TR          5.77%
                                  A/T/F ENERGY
                                  INFRASTRUCTURE AC
                                  ATTN FRANK DI PAOLO
                                  17 BATTERY PL FL 8
                                  NEW YORK NY  10004-1123

Neuberger Berman CASH             NEUBERGER BERMAN                    41.87%
RESERVES                          MANAGEMENT INC
                                  ATTN CHENG LIU
INVESTOR CLASS                    399 PARK AVE FL 11
                                  NEW YORK NY  10022-4614


                                  LEHMAN BROTHERS INC                 28.18%
                                  FOR THE EXCLUSIVE
                                  BENEFIT OF CUSTOMERS
                                  70 HUDSON ST 7TH FLOOR
                                  ATTN MUTUAL FUNDS OPERATIONS
                                  JERSEY CITY NJ  07302-6599

                                  NEUBERGER BERMAN LLC                7.82%
                                  FOR THE EXCLUSIVE BENEFIT
                                  OF CUSTOMERS
                                  70 HUDSON ST 7TH FLOOR
                                  JERSEY CITY NJ  07302-4585

Lehman Brothers  MUNICIPAL        LEHMAN BROTHERS INC                 22.21%
MONEY Fund                        FOR THE EXCLUSIVE
                                  BENEFIT OF CUSTOMERS
                                  70 HUDSON ST 7TH FLOOR
                                  ATTN MUTUAL FUNDS OPERATIONS
                                  JERSEY CITY NJ  07302-6599

Lehman Brothers MUNICIPAL         CHARLES SCHWAB & CO INC
SECURITIES Trust                  ATTN MUTUAL FUNDS                   25.02%
                                  101 MONTGOMERY ST
INVESTOR CLASS                    SAN FRANCISCO CA  94104-4151


                                  MERRILL LYNCH PIERCE                8.55%
                                  FENNER & SMITH INC FUND
                                  ADMINISTRATION
                                  ATTN SERVICE TEAM
                                  4800 DEER LAKE DR E FL 2
                                  JACKSONVILLE FL  32246-6484

Lehman Brothers SHORT             CHARLES SCHWAB & CO INC             24.03%
DURATION Bond Fund                ATTN MUTUAL FUNDS
                                  101 MONTGOMERY ST
INVESTOR CLASS                    SAN FRANCISCO CA  94104-4151




Lehman Brothers CORE BOND         MERCER TRUST CO CUST                55.37%
Fund                              IBEW LOCAL 134 JOINT
                                  PENSION TRUST
INSTITUTIONAL CLASS               OF CHICAGO PENSION PLAN NO 5
                                  ATTN DCPA DOUG DENIGRIS LOC 35
                                  INVESTORS WAY
                                  NORWOOD MA  02062


                                  UNION BANK TR NOMINEE               19.17%
                                  FBO FNB OMNIBUS
                                  PO BOX 85484
                                  SAN DIEGO CA  92186-5484

                                  IUOE LOCAL 399                      6.91%
                                  HEALTH & WELFARE FUND
                                  763 W JACKSON BLVD
                                  CHICAGO IL  60661-5487

                                  BANK OF AMERICA NA                  6.87%
                                  AQUA AMERICA INC
                                  NEUBERGER BERMAN INC
                                  FDS LEHAM BROS
                                  CORE BD FND LB
                                  MFO 1048487
                                  PO BOX 831575
                                  DALLAS TX  75283-1575

Neuberger Berman CORE             UMB BANK, NA                        23.54%
BOND Fund                         FIDUCIARY FOR VARIOUS
                                  TAX DEFERRED ACCOUNTS
INVESTOR CLASS                    1 SW SECURITY BENEFIT PL
                                  TOPEKA KS  66636-0001

                                  NATIONAL FINANCIAL SVCS CORP        17.85%
                                  FOR EXCLUSIVE BENEFIT
                                  OF OUR CUSTOMERS
                                  SAL VELLA
                                  200 LIBERTY ST
                                  NEW YORK NY  10281-1003

                                  SECURITY BENEFIT LIFE               12.24%
                                  INSURANCE CO
                                  1 SW SECURITY BENEFIT PL
                                  TOPEKA KS  66636-0001

                                  MLPF&S FOR THE SOLE BENEFIT         11.31%
                                  OF ITS CUSTOMERS
                                  ATTN FUND
                                  ADMINISTRATION
                                  4800 DEER LAKE DR E  3RD FL
                                  JACKSONVILLE FL  32246-6484

Lehman  Brothers HIGH             CHARLES SCHWAB & CO INC             27.12%
INCOME BOND Fund                  ATTN MUTUAL FUNDS
                                  101 MONTGOMERY ST
INVESTOR CLASS                    SAN FRANCISCO CA  94104-4151

                                  NATIONAL FINANCIAL SERVICES FOR     26.16%
                                  THE EXCLUSIVE BENEFIT OF THEIR
                                  CLIENTS
                                  PO BOX 3908
                                  CHURCH ST  STATION
                                  NEW YORK NY  10008-3908

Lehman  Brothers STRATEGIC        LEHMAN BROTHERS INC                 7.72%
INCOME Fund                       70 HUDSON STREET 7TH FLOOR
                                  JERSEY CITY NJ  07302-6599
INSTITUTIONAL CLASS

                                  LEHMAN BROTHERS, INC.               6.93%
                                  70 HUDSON ST FL 7
                                  JERSEY CITY NJ  07302-6599

                                  LEHMAN BROTHERS, INC.               5.16%
                                  70 HUDSON STREET, 7TH FLOOR
                                  JERSEY CITY NJ  07302-6599




                             REGISTRATION STATEMENT

      This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

      Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The following financial statements and related documents are incorporated herein by reference from each Fund's Annual Report to shareholders for the fiscal year ended October 31, 2006:

      The audited financial statements of Lehman Brothers HIGH INCOME Bond Fund (formerly, Neuberger Berman High Income Bond Fund), Lehman

      Brothers SHORT DURATION Bond Fund (formerly, Neuberger Berman Limited Maturity Bond Fund), Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers MUNICIPAL SECURITIES Trust (formerly, Neuberger Berman Municipal Securities Trust), Lehman Brothers NATIONAL MUNICIPAL MONEY Fund (formerly, National Municipal Money Fund), Lehman Brothers STRATEGIC INCOME Fund (formerly, Neuberger Berman Strategic Income Fund) and Neuberger Berman CASH RESERVES and notes thereto for the fiscal year ended October 31, 2006, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements of the Funds.

      The audited financial statements of Lehman Brothers CORE BOND Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund (formerly, Tax-Free Money Fund) and notes thereto for the fiscal year ended October 31, 2006, and the reports of Tait, Weller and Baker LLP, Independent Registered Public Accounting Firm with respect to such audited financial statements of the Funds.

                                   Appendix A

           RATINGS OF CORPORATE BONDS, MUNICIPAL BONDS AND COMMERCIAL
                                     PAPER

      S&P CORPORATE BOND RATINGS:
      --------------------------

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI - The rating CI is reserved for income bonds on which no interest is being paid.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S CORPORATE BOND RATINGS:
      ------------------------------

      Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


      S&P MUNICIPAL BOND RATINGS:
      --------------------------

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


      MOODY'S MUNICIPAL BOND RATINGS:
      ------------------------------

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

      A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa  -  Bonds  which  are  rated  Baa   are  considered  as  medium  grade
obligations;  i.e.,  they  are  neither  highly protected  nor  poorly  secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      CA - Bonds rated CA represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above except Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


      S&P COMMERCIAL PAPER RATINGS:
      ----------------------------

      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).


      MOODY'S COMMERCIAL PAPER RATINGS:
      --------------------------------

      Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

   -     Leading market positions in well-established industries.

   -     High rates of return on funds employed.

   - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

   - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      S&P SHORT-TERM RATINGS:
      ----------------------

      SP-1 - Top-tier investment grade short-term rating reflects superior ability of repayment. Those issues determined to possess extraordinary safety characteristics are denoted with a plus sign (+).

      MOODY'S SHORT-TERM RATINGS:

      MIG 1, VMIG 1 - Top-tier investment grade short-term ratings reflect superior ability of repayment.

--------------------------------------------------------------------------------

                          LEHMAN BROTHERS INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                              Investor Class Shares


                             DATED February 28, 2007
                            AS AMENDED JUNE 1, 2007


                     Neuberger Berman GOVERNMENT MONEY Fund


              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------


        Neuberger Berman GOVERNMENT MONEY Fund offers shares pursuant to a Prospectus dated February 28, 2007 ("Prospectus").


        Neuberger Berman GOVERNMENT MONEY Fund invests all of its net investable assets in GOVERNMENT Master Series, a series of Institutional Liquidity Trust.


        The Prospectus provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

        This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

        No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2007 Neuberger Berman Management Inc. All rights reserved.

(C)2007 Lehman Brothers Asset Management LLC. All rights reserved.

(C)2007 Lehman Brothers.  All rights reserved.

                                TABLE OF CONTENTS
                                -----------------


INVESTMENT INFORMATION.........................................................1
        Investment Policies and Limitations....................................1
        Cash Management and Temporary Defensive Positions......................4
        Additional Investment Information......................................4

CERTAIN RISK CONSIDERATIONS...................................................15

PERFORMANCE INFORMATION.......................................................15
        Yield Calculations....................................................15
        Tax Equivalent Yield..................................................16

TRUSTEES AND OFFICERS.........................................................16

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................32
        Investment Manager and Administrator..................................32
        Management and Administration Fees....................................34
        Expense Limitations...................................................34
        Sub-Adviser...........................................................35
        Investment Companies Managed..........................................35
        Codes of Ethics.......................................................36
        Management and Control of NB Management and Lehman
        Brothers Asset Management.............................................37

DISTRIBUTION ARRANGEMENTS.....................................................37

ADDITIONAL PURCHASE INFORMATION...............................................40
        Share Prices and Net Asset Value......................................40
        Automatic Investing...................................................40

ADDITIONAL EXCHANGE INFORMATION...............................................41

ADDITIONAL REDEMPTION INFORMATION.............................................41
        Suspension of Redemptions.............................................46
        Redemptions in Kind...................................................47

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................47

ADDITIONAL TAX INFORMATION....................................................48
        Taxation of the Fund..................................................48
        See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Master Series
                and the Master Series' investments in certain securities.
        Taxation of the Master Series.........................................49

        Taxation of the Fund's Shareholders...................................49
VALUATION OF PORTFOLIO SECURITIES.............................................48

PORTFOLIO TRANSACTIONS........................................................51
        Proxy Voting..........................................................55

PORTFOLIO HOLDINGS DISCLOSURE.................................................55

REPORTS TO SHAREHOLDERS.......................................................57

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................58

CUSTODIAN AND TRANSFER AGENT..................................................61

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................61

LEGAL COUNSEL.................................................................61

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................61

REGISTRATION STATEMENT........................................................62

FINANCIAL STATEMENTS..........................................................62

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION


        The Fund is a separate operating series of Lehman Brothers Income Funds (formerly, Neuberger Berman Income Funds) ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

        The Fund seeks its investment objective by investing all of its net investable assets in GOVERNMENT Master Series ("Master Series"), a series of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of the Fund. The Master Series, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of the Fund. The Master Series is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").

        The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and the Master Series. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and the Master Series are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or the trustees of the Master Trust ("Master Series Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Master Series may not be changed without the approval of the lesser of:

        (1) 67% of the total units of beneficial interest ("shares") of the Fund or Master Series represented at a meeting at which more than 50% of the outstanding Fund or Master Series shares are represented, or

        (2) a majority of the outstanding shares of the Fund or Master Series.

        These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Master Series, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

        NB Management has delegated day-to-day management of the Master Series to Lehman Brothers Asset Management, LLC ("Lehman Brothers Asset Management"). Throughout the SAI, the term "Manager" will be used to refer to NB Management or Lehman Brothers Asset Management, as appropriate.



Investment Policies and Limitations
-----------------------------------


        The Fund has the following fundamental investment policy:

        Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

        The Fund's policy on "Investments in Any One Issuer" does not limit the Fund's ability to invest up to 100% of its total assets in a master series with the same investment objectives, policies and limitations as the Fund.

        All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Master Series. Therefore, although the following discusses the investment policies and limitations of the Master Series, it applies equally to the Fund.

        For purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

        Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Master Series. If events subsequent to a transaction result in the Master Series exceeding the percentage limitation on borrowing or illiquid securities, the Manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

        The fundamental investment policies and limitations of the Master Series are as follows:

        1. BORROWING. The Master Series may not borrow money, except that the Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of the Master Series' total assets at the time the loan is made.

        2. COMMODITIES AND REAL ESTATE. The Master Series may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association ("GNMA").

        3. LENDING. The Master Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Master Series can (i) purchase debt securities and (ii) engage in repurchase agreements.

        4. INDUSTRY CONCENTRATION. The Master Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

        5. DIVERSIFICATION. The Master Series may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Master Series is subject to the diversification requirements under Rule 2a-7 under the 1940 Act ("Rule 2a-7").)

        6.    SENIOR  SECURITIES.  The  Master  Series  may  not  issue   senior
securities, except as permitted under the 1940 Act.

        7. UNDERWRITING. The Master Series may not underwrite securities of other issuers, except to the extent that the Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

        8. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Master Series may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

        The non-fundamental investment policies and limitations of The Master Series are as follows:

        1. BORROWING AND SECURITIES LENDING. The Master Series will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

        2. ILLIQUID SECURITIES. The Master Series may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

        3. INVESTMENTS IN ANY ONE ISSUER. The Master Series may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

        4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Master Series may not make any loans other than securities loans.

        5. MARGIN TRANSACTIONS. The Master Series may not purchase securities on margin from brokers or other lenders, except that the Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

SENIOR SECURITIES: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.


Cash Management and Temporary Defensive Positions
-------------------------------------------------


        For temporary defensive purposes, the Master Series may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations.

        In reliance on an SEC exemptive rule, the Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude the Master Series from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Master Series' investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Borrowing
---------

        If at any time borrowings exceed 33 1/3% of the value of the Master Series' total assets, the Master Series will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation.


Additional Investment Information
---------------------------------


        The Master Series may make the following investments, among others, some of which are part of the Master Series' principal investment strategies and some of which are not. The principal risks of the Master Series' principal investment strategies are also discussed in the Prospectus. The Master Series will not necessarily buy all of the types of securities or use all of the investment techniques that are described.

        U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.


        "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the GNMA, Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

        U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.


        The Master Series may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.

        POLICIES AND LIMITATIONS. The Master Series normally invests all of its assets in U.S. Government and Agency Securities and repurchase agreements relating to such securities. Neither the Master Series nor the Fund will change this strategy without providing shareholders at least 60 days' advance notice.

        ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless the Manager, acting pursuant to guidelines established by the Master Series Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Master Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Master Series may be subject to legal restrictions which could be costly to the Master Series.

        POLICIES AND LIMITATIONS. The Master Series may invest up to 10% of its net assets in illiquid securities.

        REPURCHASE AGREEMENTS. In a repurchase agreement, the Master Series purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Master Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week.

Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Manager monitors the creditworthiness of sellers.

        The Master Series may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

        POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; the Master Series may not enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Master Series may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Master Series' account by its custodian or a bank acting as the Master Series' agent.

        The Master Series may only invest in repurchase agreements relating to U.S. Government and Agency Securities.

        SECURITIES LOANS. The Master Series may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by the Manager, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Master Series. The Master Series may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Master Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Master Series or the borrower. The Master Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Master Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Manager believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Master Series can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Master Series also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Master Series may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

        POLICIES AND LIMITATIONS. In order to realize income, the Master Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by the Manager. Borrowers are required continuously to secure their obligations to return securities on loan from the Master Series by depositing collateral in a form determined to be satisfactory by the Master Series Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. The Master Series does not count the collateral for purposes of any investment policy or limitation that requires the Master Series to invest specific percentages of its assets in accordance with its principal investment program.

        Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

        RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Master Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Master Series qualify under Rule 144A and an institutional market develops for those securities, the Master Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Master Series' illiquidity. The Manager, acting under guidelines established by the Master Series Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

        Where registration is required, the Master Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Master Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Master Series might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Master Series Trustees believe accurately reflects fair value.

        POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Master Series' 10% limit on investments in illiquid securities.

        REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Master Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Master Series' net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Master Series. The Manager monitors the creditworthiness of counterparties to reverse repurchase agreements.

        The Master Series' investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Master Series generally will enter into a reverse repurchase agreement only if the Manager anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Master Series receives a large-scale redemption near 5:00 p.m., Eastern time.

        POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Master Series' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Master Series will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Master Series' obligations under the agreement.

        The Master Series may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

        VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (E.G., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

        Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (E.G., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Master Series' quality standards. Accordingly, in purchasing these securities, the Master Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Master Series can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Master Series to sell the security to the issuer or third party at a specified price. The Master Series may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

        POLICIES AND LIMITATIONS. The Master Series may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

        For purposes of determining its dollar-weighted average maturity, the Master Series calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, the Master Series is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, the Manager considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

        MONEY MARKET FUNDS. The Master Series may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Master Series to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Master Series will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

        POLICIES AND LIMITATIONS. For cash management purposes, the Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. See "Cash Management and Temporary Investment Policy."

        Otherwise, the Master Series' investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Series' total assets with respect to any one investment company and (iii) 10% of the Master Series' total assets in all investment companies in the aggregate.

        MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae or Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

        Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (I.E., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.


        Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

        Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.


        Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Master Series may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Master Series uses an approach that the Manager believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Master Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


        Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a PRO RATA basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.


        Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. The Manager considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Master Series' investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. The Master Series may buy mortgage-backed securities without insurance or guarantees, if the Manager determines that the securities meet the Master Series' quality standards. The Manager will, consistent with the Master Series' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

        POLICIES AND LIMITATIONS. The Master Series may not purchase mortgage-backed securities that, in the Manager's opinion, are illiquid if, as a result, more than 10% of the Master Series' net assets would be invested in illiquid securities. The Master Series may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

        WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by the Master Series to purchase securities that will be issued at a future date ordinarily within two months, although the Master Series may agree to a longer settlement period. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

        When-issued and delayed delivery transactions enable the Master Series to "lock in" what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Master Series might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Master Series may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Master Series will enter into transactions with established counterparties and the Manager will monitor the creditworthiness of such counterparties.

        The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Master Series' NAV starting on the date of the agreement to purchase the securities. Because the Master Series has not yet paid for the securities, this produces an effect similar to leverage. The Master Series does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because the Master Series is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Master Series' interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

        When-issued and delayed-delivery transactions may cause the Master Series to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

        POLICIES AND LIMITATIONS. The Master Series will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Master Series may dispose of or renegotiate a commitment after it has been entered into. The Master Series also may sell securities it has committed to purchase before those securities are delivered to the Master Series on the settlement date. The Master Series may realize capital gains or losses in connection with these transactions.

        When the Master Series purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Master Series' purchase commitments. This procedure is designed to ensure that the Master Series maintains sufficient assets at all times to cover its obligations under when-issued or delayed delivery purchases.

        LEVERAGE. The Master Series may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Master Series' NAV. Although the principal of such borrowings will be fixed, the Master Series' assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Master Series. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Master Series will have to pay, that Master Series' total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Master Series will be less than it would be if leverage were not used. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

        POLICIES AND LIMITATIONS. The Master Series may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). However, as an operating policy, the Master Series will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

        The Master Series may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

        ZERO COUPON SECURITIES. The Master Series may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

        Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Master Series prior to the receipt of any actual payments.

        Because the Fund must distribute to its shareholders substantially all of its share of the Master Series' net investment income (including any non-cash income attributable to OID on zero coupon securities) each year for federal income and excise tax purposes, and the Fund must redeem part of its interest in the Master Series to produce cash to make those distributions, the latter may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to pay the redemption proceeds to the Fund to enable it to satisfy its distribution requirements. See "Additional Tax Information - Taxation of the Master Series."

        The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

        TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Master Series service providers and the Master Series' operations.

        RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").


        Lower-rated   securities  are  more  likely  to  react  to  developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.


        CALL RISK. Some debt securities in which the Master Series may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, the Master Series holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Master Series would have to reinvest the proceeds from the called security at the current, lower rates.

        RATINGS OF FIXED INCOME SECURITIES. The Master Series may purchase securities rated by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Master Series' prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Master Series may rely on the ratings of any NRSRO, the Master Series mainly refer to ratings assigned by S&P, Moody's, which are described in Appendix A, and Fitch Inc.. The Master Series may also invest in unrated securities that are deemed comparable in quality by the Manager to the rated securities in which the Master Series may permissibly invest.

        HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by the Manager to be of comparable quality.

        RATINGS DOWNGRADES. Subsequent to its purchase by the Master Series, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Master Series. In such a case, the Manager will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

         DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration the Master Series will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

        The Master Series has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, the Master Series will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits the Master Series to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Rule 2a-7 also requires the Master Series to maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Master Series has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.


                           CERTAIN RISK CONSIDERATIONS


        Although the Master Series seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Master Series will achieve its investment objective.

        The Fund's investment in the Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in the Master Series (other than the Fund) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Fund) might, as a result, experience higher PRO RATA operating expenses, thereby producing lower returns.


                             PERFORMANCE INFORMATION


        The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Yield Calculations
------------------


        The Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. The Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

        The EFFECTIVE YIELD of the Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:


                                                          365/7
               Effective Yield = [(Base Period Return + 1)     ] - 1.

Tax Equivalent Yield
--------------------


        Much of the dividends the Fund pays may represent income it received on direct obligations of the U.S. Government and, as a result, is not subject to income tax in most states and localities. From time to time, the Fund may advertise a "tax equivalent yield" for one or more of those states or localities that reflects the taxable yield that an investor subject to the highest marginal rate of state or local income tax would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:


                         Tax Equivalent Yield =  Y1 + Y2
                                                ----
                                                1-MR

where Y1 equals the portion of the Fund's current or effective yield that is not subject to state or local income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.


        The calculation of tax equivalent yield can be illustrated by the following example. If the current yield for a 7-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York and subject to that state's highest marginal 2007 tax rate of 6.85% would have to have received a taxable current yield of 8.26% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 2007 rate of 3.65%, the taxpayer would have to have received a taxable current yield of 8.6% to equal the 5% after-tax yield. The calculation using these marginal rates reflect deductions of state and local taxes for Federal income tax purposes.


        The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Fund's recent or future performance. Of course, all dividends paid by Neuberger Berman GOVERNMENT MONEY Fund are subject to federal income taxation at applicable rates.



                              TRUSTEES AND OFFICERS

        The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

John        Trustee     Consultant;            61                 Independent Trustee or Director of three series of Oppenheimer
Cannon      since 1994  formerly, Chairman,                       Funds: Limited Term New York Municipal Fund, Rochester Fund
(77)                    CDC Investment                            Municipals, and Oppenheimer Convertible Securities Fund since
                        Advisers                                  1992.
                        (registered
                        investment
                        adviser), 1993 to
                        January 1999;
                        formerly, President
                        and Chief Executive
                        Officer, AMA
                        Investment
                        Advisors, an
                        affiliate of the
                        American Medical
                        Association.

Faith       Trustee     Counsel, Carter        61                 Formerly, Director (1997 to 2003) and Advisory Director (2003 to
Colish      since 2000  Ledyard & Milburn                         2006), ABA Retirement Funds (formerly, American Bar Retirement
(71)                    LLP (law firm)                            Association) (not-for-profit membership corporation).
                        since October 2002;
                        formerly, Attorney-
                        at-Law and
                        President, Faith
                        Colish, A
                        Professional
                        Corporation, 1980
                        to 2002.

Martha C.   Trustee     President, Woodhill    61
Goss        since 2007  Enterprises                               Director, Ocwen Financial Corporation (mortgage servicing), since
(58)                    Inc./Chase Hollow                         2005; Director, American Water (water utility), since 2003;
                        Associates LLC                            Director, Channel Reinsurance (financial guaranty reinsurance),
                        (personal investment                      since 2006; Advisory Board Member, Attensity (software developer),
                        vehicle), since                           since 2005; Director, Allianz Life of New York (insurance), since
                        2006; Chief                               2005; Director, Financial Women's Association of New York (not for
                        Operating and                             profit association), since 2003; Trustee Emerita, Brown
                        Financial Officer,                        University, since 1998.
                        Hopewell Holdings
                        LLC/ Amwell
                        Holdings, LLC (a
                        holding company for
                        a healthcare
                        reinsurance company
                        start-up), since
                        2003; formerly,
                        Consultant,
                        Resources Connection
                        (temporary
                        staffing), 2002 to
                        2006.

C. Anne     Trustee     President,             61                 Formerly, President, Board of Associates to The National
Harvey      since 2000  C.A. Harvey                               Rehabilitation Hospital's Board of Directors, 2001 to 2002;
(69)                    Associates since                          formerly, Member, Individual Investors Advisory Committee to the
                        October 2001;                             New York Stock Exchange Board of Directors, 1998 to June 2002.
                        formerly, Director,
                        AARP, 1978 to
                        December 2001.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------


Robert A.   Trustee     Marcus Nadler          61                 Formerly, Director, The Caring Community (not-for-profit), 1997 to
Kavesh      since 1993  Professor Emeritus                        2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and
(79)                    of Finance and                            pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for
                        Economics, New York                       Savings, 1979 to 1990; formerly, Director, Western Pacific
                        University Stern                          Industries, Inc., 1972 to 1986 (public company).
                        School of Business;
                        formerly, Executive
                        Secretary-
                        Treasurer, American
                        Finance
                        Association, 1961
                        to 1979.

Michael M.  Trustee     Dean, School of        61                 Trustee, Northwestern Mutual Series Fund, Inc. since February
Knetter     since 2007  Business,                                 2007; Director, Wausau Paper since 2005; Director, Great Wolf
(47)                    University of                             Resorts since 2004.
                        Wisconsin -
                        Madison; formerly,
                        Professor of
                        International
                        Economics and
                        Associate Dean,
                        Amos Tuck School of
                        Business -
                        Dartmouth College,
                        1998 to 2002.

Howard A.   Trustee     Retired; formerly,     61                 Director, Webfinancial Corporation (holding company) since
Mileaf      since 2000  Vice President and                        December 2002; formerly, Director WHX Corporation (holding
(70)                    General Counsel,                          company), January 2002 to June 2005; formerly, Director, State
                        WHX Corporation                           Theatre of New Jersey (not-for-profit theater), 2000 to 2005.
                        (holding company),
                        1993 to 2001.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
George W.   Trustee     Formerly, Executive    61                 Member, Board of Managers, Old Mutual Funds of Hedge Funds
Morriss     since 2007  Vice President and                        (registered hedge fund) since October 2006.
(59)                    Chief Financial
                        Officer, People's
                        Bank (a financial
                        services company),
                        1991 to 2001.

Edward I.   Trustee     Formerly, Member,      61                 Director, Legg Mason, Inc. (financial services holding company)
O'Brien     since 2000  Investment Policy                         since 1993; formerly, Director, Boston Financial Group (real
(78)                    Committee, Edward                         estate and tax shelters), 1993 to 1999.
                        Jones, 1993 to
                        2001; President,
                        Securities Industry
                        Association ("SIA")
                        (securities
                        industry's
                        representative in
                        government
                        relations and
                        regulatory matters
                        at the federal and
                        state levels),
                        1974 to 1992;
                        Adviser to SIA,
                        November 1992 to
                        November 1993.

William E.  Trustee     Retired; formerly,     61                 Formerly, Director, Pro-Kids Golf and Learning Academy (teach golf
Rulon (74)  since 1993  Senior Vice                               and computer usage to "at risk" children), 1998 to 2006; formerly,
                        President,                                Director, Prandium, Inc. (restaurants), March 2001 to  July 2002.
                        Foodmaker, Inc.
                        (operator and
                        franchiser of
                        restaurants) until
                        January 1997.

Cornelius    Trustee    Founding General       61                 None.
T. Ryan     since 2000  Partner, Oxford
(75)                    Partners and Oxford
                        Bioscience Partners
                        (venture capital
                        investing) and
                        President, Oxford
                        Venture Corporation
                        since 1981.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Tom D.      Trustee     General Partner,       61                 Director, H&R Block, Inc. (financial services company) since May
Seip (57)   since       Seip Investments LP                       2001; Chairman, Compensation Committee, H&R Block, Inc. since
            2000; Lead  (a private                                2006; Director, America One Foundation since 1998; formerly,
            Independent investment                                Chairman, Governance and Nominating Committee, H&R Block, Inc.,
            Trustee     partnership);                             2004 to 2006; Director, Forward Management, Inc. (asset management
            beginning   formerly, President                       company), 1999 to 2006; formerly Director, E-Bay Zoological
            2006        and CEO, Westaff,                         Society, 1999 to 2003; formerly, Director, General Magic (voice
                        Inc. (temporary                           recognition software), 2001 to 2002; formerly, Director, E-Finance
                        staffing), May 2001                       Corporation (credit decisioning services), 1999 to 2003; formerly,
                        to January 2002;                          Director, Save-Daily.com (micro investing services), 1999 to 2003.
                        formerly, Senior
                        Executive at the
                        Charles Schwab
                        Corporation, 1983
                        to 1998, including
                        Chief Executive
                        Officer, Charles
                        Schwab Investment
                        Management, Inc.
                        and Trustee, Schwab
                        Family of Funds and
                        Schwab Investments,
                        1997 to 1998, and
                        Executive Vice
                        President-Retail
                        Brokerage, Charles
                        Schwab & Co., Inc.,
                        1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Candace L.  Trustee     Private investor       61                 Director, Montpelier Re (reinsurance company) since 2006;
Straight    since 1993  and consultant                            Director, National Atlantic Holdings Corporation (property and
(59)                    specializing in the                       casualty insurance company) since 2004; Director, The Proformance
                        insurance industry;                       Insurance Company (property and casualty insurance company) since
                        formerly, Advisory                        March 2004; formerly, Director, Providence Washington Insurance
                        Director, Securitas                       Company (property and casualty insurance company), December 1998
                        Capital LLC (a                            to March 2006; formerly, Director, Summit Global Partners
                        global private                            (insurance brokerage firm), 2000 to 2005.
                        equity investment
                        firm dedicated to
                        making investments
                        in the insurance
                        sector), 1998 to
                        December 2003.

Peter P.    Trustee     Regional Manager       61                 None.
Trapp (62)  since 2000  for Mid-Southern
                        Region, Ford Motor
                        Credit Company
                        since September
                        1997; formerly,
                        President, Ford
                        Life Insurance
                        Company, April 1995
                        to August 1997.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                              FUNDS IN
                                              FUND COMPLEX
            POSITION                          COMPLEX
NAME, AGE,  AND LENGTH                        OVERSEEN
AND         OF TIME     PRINCIPAL             BY FUND
ADDRESS(1)  SERVED(2)   OCCUPATION(S)(3)      OCCUPATION(S)(4)    OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                            FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------

Jack L.     President   Executive Vice         61                 Director, Dale Carnegie and Associates, Inc. (private company)
Rivkin*     and Trustee President and Chief                       since 1998; Director, Solbright, Inc. (private company) since
(66)        since 2002  Investment Officer,                       1998.
                        Neuberger Berman
                        Inc. (holding
                        company) since 2002
                        and 2003,
                        respectively;
                        Managing Director
                        and Chief
                        Investment Officer,
                        Neuberger Berman,
                        since December
                        2005 and 2003,
                        respectively;
                        formerly, Executive
                        Vice President,
                        Neuberger Berman,
                        December 2002
                        to 2005; Director
                        and Chairman, NB
                        Management since
                        December 2002;
                        formerly, Executive
                        Vice President,
                        Citigroup
                        Investments, Inc.,
                        September 1995 to
                        February 2002;
                        formerly, Executive
                        Vice President,
                        Citigroup Inc.,
                        September 1995 to
                        February 2002.

Peter E.   Chairman of  Executive Vice         61                 Director and Vice President, Neuberger & Berman Agency, Inc. since
Sundman*   the Board    President,                                2000; formerly, Director, Neuberger Berman Inc. (holding company),
(48)       and Trustee  Neuberger Berman                          October 1999 to March 2003; Trustee, Frost Valley YMCA; Trustee,
           since 2000;  Inc. (holding                             College of Wooster.
           Chief        company) since
           Executive    1999; Head of
           Officer      Neuberger Berman
           since 1999;  Inc.'s Mutual Funds
           President    Business (since
           from 1999    1999) and
           to 2000      Institutional
                        Business (1999 to
                        October 2005);
                        responsible for
                        Managed Accounts
                        Business and
                        intermediary
                        distribution since
                        October 1999;
                        President and
                        Director, NB
                        Management since
                        1999; Managing
                        Director, Neuberger
                        Berman, since
                        2005; formerly,
                        Executive Vice
                        President,
                        Neuberger Berman,
                        1999 to
                        December 2005;
                        formerly,
                        Principal,
                        Neuberger Berman,
                        1997 to 1999;
                        formerly, Senior
                        Vice President,
                        NB Management, 1996
                        to 1999.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and/or Lehman Brothers Asset Management.

INFORMATION ABOUT THE OFFICERS OF THE TRUST
-------------------------------------------

                                            Position and Length of
Name, Age, and Address (1)                      Time Served (2)                                    Principal Occupation(s) (3)
--------------------------                      ---------------                                    ---------------------------
Andrew B. Allard (45)            Anti-Money Laundering Compliance Officer since    Senior Vice President, Neuberger Berman, since
                                                      2002                         2006; Deputy General Counsel, Neuberger Berman,
                                                                                   since 2004; formerly, Vice President, Neuberger
                                                                                   Berman, 2000 to 2006; formerly, Associate General
                                                                                   Counsel, Neuberger Berman, 1999 to 2004;
                                                                                   Anti-Money Laundering Compliance Officer,
                                                                                   seventeen registered investment companies for
                                                                                   which NB Management acts as investment manager
                                                                                   and administrator (seven since 2002, three since
                                                                                   2003, four since 2004, one since 2005 and two
                                                                                   since 2006).

Michael J. Bradler (37)                  Assistant Treasurer since 2005            Vice President, Neuberger Berman, since 2006;
                                                                                   Employee, NB Management since 1997; Assistant
                                                                                   Treasurer, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (fifteen
                                                                                   since 2005 and two since 2006).

                                            Position and Length of
Name, Age, and Address (1)                      Time Served (2)                                    Principal Occupation(s) (3)
--------------------------                      ---------------                                    ---------------------------
Claudia A. Brandon (50)                       Secretary since 1985                 Senior Vice President, Neuberger Berman, since
                                                                                   2007; Vice President-Mutual Fund Board Relations,
                                                                                   NB Management since 2000 and Assistant Secretary
                                                                                   since 2004; formerly, Vice President, Neuberger
                                                                                   Berman, 2002 to 2006 and Employee since 1999;
                                                                                   Secretary, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (three since
                                                                                   1985, four since 2002, three since 2003, four
                                                                                   since 2004, one since 2005 and two since 2006).

Robert Conti (50)                          Vice President since 2000               Managing Director, Neuberger Berman, since 2007;
                                                                                   formerly, Senior Vice President, Neuberger
                                                                                   Berman, 2003 to 2006; formerly, Vice President,
                                                                                   Neuberger Berman, 1999 to 2003; Senior Vice
                                                                                   President, NB Management since 2000; Vice
                                                                                   President, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (three since
                                                                                   2000, four since 2002, three since 2003, four
                                                                                   since 2004, one since 2005 and two since 2006).

Brian J. Gaffney (53)                      Vice President since 2000               Managing Director, Neuberger Berman, since 1999;
                                                                                   Senior Vice President, NB Management since 2000;
                                                                                   Vice President, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (three since
                                                                                   2000, four since 2002, three since 2003, four
                                                                                   since 2004, one since 2005 and two since 2006).

                                            Position and Length of
Name, Age, and Address (1)                      Time Served (2)                                    Principal Occupation(s) (3)
--------------------------                      ---------------                                    ---------------------------
Maxine L. Gerson (56)          Chief Legal Officer since 2005 (only for purposes   Senior Vice President, Neuberger Berman, since
                               of sections 307 and 406 of the Sarbanes-Oxley Act   2002; Deputy General Counsel and Assistant
                               of 2002)                                            Secretary, Neuberger Berman, since 2001;
                                                                                   Secretary and General Counsel, NB Management
                                                                                   since 2004; Chief Legal Officer (only for
                                                                                   purposes of sections 307 and 406 of the
                                                                                   Sarbanes-Oxley Act of 2002), seventeen registered
                                                                                   investment companies for which NB Management acts
                                                                                   as investment manager and administrator (fifteen
                                                                                   since 2005 and two since 2006).

Sheila R. James (41)                     Assistant Secretary since 2002            Assistant Vice President, Neuberger Berman, since
                                                                                   2007 and Employee since 1999; Assistant
                                                                                   Secretary, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (seven since
                                                                                   2002, three since 2003, four since 2004, one
                                                                                   since 2005 and two since 2006).

Kevin Lyons (51)                         Assistant Secretary since 2003            Employee, Neuberger Berman, since 1999; Assistant
                                                                                   Secretary, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (ten since
                                                                                   2003, four since 2004, one since 2005 and two
                                                                                   since 2006).

                                            Position and Length of
Name, Age, and Address (1)                      Time Served (2)                                    Principal Occupation(s) (3)
--------------------------                      ---------------                                    ---------------------------
John M. McGovern (37)           Treasurer and Principal Financial and Accounting   Senior Vice President, Neuberger Berman, since
                                  Officer since 2005; prior thereto, Assistant     2007; formerly, Vice President, Neuberger Berman,
                                              Treasurer since 2002                 2004 to 2006; Employee, NB Management since 1993;
                                                                                   Treasurer and Principal Financial and Accounting
                                                                                   Officer, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (fifteen
                                                                                   since 2005 and two since 2006); formerly,
                                                                                   Assistant Treasurer, fifteen registered
                                                                                   investment companies for which NB Management acts
                                                                                   as investment manager and administrator, 2002 to
                                                                                   2005.

Frank Rosato (36)                        Assistant Treasurer since 2005            Vice President, Neuberger Berman, since 2006;
                                                                                   Employee, NB Management since 1995; Assistant
                                                                                   Treasurer, seventeen registered investment
                                                                                   companies for which NB Management acts as
                                                                                   investment manager and administrator (fifteen
                                                                                   since 2005 and two since 2006).

Frederic B. Soule (61)                     Vice President since 2000               Senior Vice President, Neuberger Berman, since
                                                                                   2003; formerly, Vice President, Neuberger Berman,
                                                                                   1999 to 2003; Vice President, seventeen
                                                                                   registered investment companies for which NB
                                                                                   Management acts as investment manager and
                                                                                   administrator (three since 2000, four since 2002,
                                                                                   three since 2003, four since 2004, one since 2005
                                                                                   and two since 2006).

                                            Position and Length of
Name, Age, and Address (1)                      Time Served (2)                                    Principal Occupation(s) (3)
--------------------------                      ---------------                                    ---------------------------
Chamaine Williams (36)                Chief Compliance Officer since 2005          Senior Vice President, Lehman Brothers Inc. since
                                                                                   2007; formerly, Vice President, Lehman Brothers
                                                                                   Inc., 2003 to 2006; Chief Compliance Officer,
                                                                                   seventeen registered investment companies for
                                                                                   which NB Management acts as investment manager
                                                                                   and administrator (sixteen since 2005 and one
                                                                                   since 2006; Chief Compliance Officer, Lehman
                                                                                   Brothers Asset Management Inc. since 2003; Chief
                                                                                   Compliance Officer, Lehman Brothers Alternative
                                                                                   Investment Management LLC since 2003; formerly,
                                                                                   Vice President, UBS Global Asset Management (US)
                                                                                   Inc. (formerly, Mitchell Hutchins Asset
                                                                                   Management, a wholly-owned subsidiary of
                                                                                   PaineWebber Inc.), 1997 to 2003.


____________________

(1)      The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)      Pursuant  to the  By-Laws of the Trust,  each  officer  elected by the Fund  Trustees  shall hold  office  until his or her successor  shall have been elected and qualified or until his or her earlier  death,  inability to serve,  or  resignation.
         Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)      Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------


        The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

        AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Fund's accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firms; and (e) to act as a liaison between the Fund's independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met seven times.

        ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward
I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Lehman Brothers Asset Management.


        CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met twice.

        EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee did not meet.


        GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as

Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2006, the Committee met twice.

        PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which the Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met three times.

        INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met once.


        The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

        Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective
July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

        The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.


                                    TABLE OF COMPENSATION
                                FOR FISCAL YEAR ENDED 10/31/06
                                ------------------------------

                                          Aggregate             Total Compensation from
                                         Compensation          Investment Companies in the
Name and Position with the Trust        from the Trust        Neuberger Berman Fund Complex
---------------------------------       --------------        -----------------------------
INDEPENDENT FUND TRUSTEES
John Cannon                               $24,311.59                   $108,800.52
Trustee

Faith Colish                              $22,990.52                   $102,010.27
Trustee

Martha C. Goss                               N/A*                          N/A*

C. Anne Harvey                            $22,990.52                   $102,010.27
Trustee

Robert A. Kavesh                          $22,990.52                   $102,010.27
Trustee

Michael M. Knetter
Trustee                                      N/A*                           $6,077

Howard A. Mileaf                          $24,311.59                   $108,800.52
Trustee

George W. Morriss
Trustee                                      N/A*                           $6,741

                                          Aggregate             Total Compensation from
                                         Compensation          Investment Companies in the
Name and Position with the Trust        from the Trust        Neuberger Berman Fund Complex
---------------------------------       --------------        -----------------------------
Edward I. O'Brien                         $22,990.52                   $102,010.27
Trustee

William E. Rulon                          $22,990.52                   $102,010.27
Trustee

Cornelius T. Ryan                         $25,177.26                   $113,675.57
Trustee

Tom D. Seip                               $27,577.99                   $123,395.94
Trustee

Candace L. Straight                       $22,990.52                   $102,010.27
Trustee

Peter P. Trapp                            $22,862.35                   $101,605.08
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
Jack L. Rivkin                                $0                           $0
President and Trustee

Peter E. Sundman                              $0                           $0
Chairman of the Board, Chief
Executive Officer and Trustee

*Mr. Knetter and Mr. Morriss became Fund Trustees on February 28, 2007. Ms. Goss became a Fund Trustee on June 1, 2007.

        On February 1, 2007, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

Ownership of Equity Securities by Fund Trustees
-----------------------------------------------

        Set forth below is the dollar range of securities owned by the Fund Trustees as of December 31, 2006.

--------------------------------
                     Government
                     Money
--------------------------------
John Cannon              A
--------------------------------
Faith Colish             A
--------------------------------
Martha C. Goss           A
--------------------------------
C. Anne Harvey           A
--------------------------------
Robert A. Kavesh         A
--------------------------------
Michael M. Knetter       A
--------------------------------
Howard A. Mileaf         A
--------------------------------
George W. Morriss        A
--------------------------------
Edward I. O'Brien        A
--------------------------------
William E. Rulon         A
--------------------------------

--------------------------------
Cornelius T. Ryan        A
--------------------------------
Tom D. Seip              A
--------------------------------
Candace L. Straight      C
--------------------------------
Peter P. Trapp           A
--------------------------------
Jack L. Rivkin           A
--------------------------------
Peter E. Sundman         A
--------------------------------

A = None     B = $1-$10,000     C = $10,000 - $50,000     D = $50,001-$100,000
E = over $100,000

--------------------------------------------------------------------------------
                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                BY FUND TRUSTEE IN FAMILY OF INVESTMENT
NAME OF FUND TRUSTEE            COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                 E
--------------------------------------------------------------------------------
Faith Colish                                                E
--------------------------------------------------------------------------------
Martha C. Goss                                              C
--------------------------------------------------------------------------------
C. Anne Harvey                                              D
--------------------------------------------------------------------------------
Robert A. Kavesh                                            C
--------------------------------------------------------------------------------
Michael M. Knetter                                          A
--------------------------------------------------------------------------------
Howard A. Mileaf                                            E
--------------------------------------------------------------------------------
George W. Morriss                                           C
--------------------------------------------------------------------------------
Edward I. O'Brien                                           E
--------------------------------------------------------------------------------
William E. Rulon                                            E
--------------------------------------------------------------------------------
Cornelius T. Ryan                                           C
--------------------------------------------------------------------------------
Tom Decker Seip                                             E
--------------------------------------------------------------------------------
Candace L. Straight                                         E
--------------------------------------------------------------------------------
Peter P. Trapp                                              E
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                              B
--------------------------------------------------------------------------------
Peter E. Sundman                                            E
--------------------------------------------------------------------------------
    * Valuation as of December 31, 2006.

A = None     B = $1-$10,000     C = $10,000 - $50,000     D = $50,001-$100,000
E = over $100,000


Independent Fund Trustees Ownership of Securities
-------------------------------------------------

        No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------


        Because all of the Fund's net investable assets are invested in the Master Series, the Fund does not need an investment manager. NB Management serves as the investment manager to the Master Series pursuant to a management agreement with Master Trust, on behalf of the Master Series (a "Management Agreement"). The Management Agreement was approved by the holders of the interests in the Master Series on December 18, 2006.

        The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of The Master Series through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although NB Management has no current plans to pay a material amount of such compensation.

        NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day  investment  management of the Master Series;  NB
Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Master Series.

        Under the Management Agreement, NB Management provides to the Master Series, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management, presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." The Master Series pays NB Management a management fee based on its average daily net assets, as described in the Prospectus.

        NB Management provides similar facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust dated November 3, 2003 ("Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

        Under the Administration Agreement for the Investor Class of Neuberger Berman GOVERNMENT MONEY Fund shares, NB Management provides to the Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the

Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

        From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.


Management and Administration Fees
----------------------------------


        For investment management services, the Master Series pays NB Management a fee at the annual rate of 0.08% of its average daily net assets.

        For administrative services, the Investor Class of the Fund pays NB Management at the annual rate of 0.27% of that Class's average daily net assets plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, the Fund may compensate such third parties for accounting and other services.

        The Investor Class of the Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2006, 2005, and 2004:

                                      Management and Administration Fees
                                      ----------------------------------
                                           Accrued for Fiscal Years
                                           ------------------------
                                               Ended October 31
                                               ----------------
Investor Class                     2006              2005              2004
--------------                     ----              ----              ----
GOVERNMENT MONEY                $1,348,229        $1,750,053         $4,233,687

Expense Limitations
-------------------

        Until February 28, 2007, NB Management had voluntarily agreed to waive its investment management fee for the Investor Class of the Fund in the amount of 0.02% of the Fund's average net assets. For the fiscal years ended October 31, 2006 and October 31, 2005, NB Management voluntarily waived its investment management fee for the Fund in the following amounts:

            Investor Class                     2006             2005
            --------------                     ----             ----
            GOVERNMENT MONEY                 $72,877           $73,845

        Effective February 28, 2007, NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 0.45% per annum of the Fund's Investor Class' average daily net assets. This contractual undertaking lasts until October 31, 2010.

        The Fund's Investor Class has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.45% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

          The Management Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Master Series, so long as its continuance is approved at least annually (1) by the vote of a majority of the Master Series Trustees who are not "interested persons" of NB Management or the Trust ("Independent Master Series Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Master Series Trustees or by a 1940 Act majority vote of the outstanding interests in the Master Series.

          The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

        The Management Agreement is terminable, without penalty, with respect to the Master Series on 60 days' written notice either by the Master Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.


Sub-Adviser
-----------


        NB Management retains Lehman Brothers Asset Management, 399 Park Avenue, New York, NY 10022, as sub-adviser with respect to the Master Series pursuant to a sub-advisory agreement dated December 15, 2006 (the "Sub-Advisory Agreement").

        Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Master Series' day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the

Master Series through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

        The Sub-Advisory Agreement continues with respect to the Master Series for a period of two years after the date the Master Series became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund, by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

        Most money managers that come to the Lehman Brothers organization have at least fifteen years experience. Lehman Brothers Asset Management and NB Management employ experienced professionals that work in a competitive environment.


Investment Companies Managed
----------------------------


        The investment decisions concerning the Fund and the other registered investment companies managed by NB Management, or Lehman Brothers Asset Management Inc. (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

        There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund's having their advisory arrangements with NB Management and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

        The Fund is subject to certain limitations imposed on all advisory clients of Lehman Brothers Asset Management (including the Fund, the Other NB Funds, and other managed accounts) and personnel of Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB

Management and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.


Codes of Ethics
---------------


        The Fund, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund's managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with the Fund or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.


Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

        Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Joseph Amato, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

        Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                            DISTRIBUTION ARRANGEMENTS


        The Fund offer a Class of shares, known as Investor Class.

Distributor
-----------


        NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Investor Class shares are offered on a no-load basis.

        In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Investor Class shares, each a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

        For the Fund's Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Lehman Brothers Asset Management.


        From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.


        The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to the Investor Class ("Distribution
Agreement"). The Distribution Agreement continue until October 31, 2007. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as each Management Agreement.

Revenue Sharing
---------------

        NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Fund) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").


        Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.


        In addition, NB Management may pay for: placing the Fund on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Fund; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Fund; explaining to clients the features and characteristics of the Fund; conducting due diligence regarding the Fund; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.


        The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.


        Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Fund or of any particular share class of the Fund. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of the Fund.

        In addition to the compensation described above, the Fund and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Fund may differ depending on the Fund and are designed to be equal to or less than the fees the Fund would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

        NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Fund or retain shares of the Fund in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Fund with respect to those assets.


                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------


        The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Investor Class of the Fund and the Master Series is calculated by subtracting total liabilities of that Class from total assets attributable to the Class of the Fund (in the case of a Master Series, the market value of the securities the Master Series holds plus cash and other assets). The Fund's Investor Class NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that Class and rounding the result to the nearest full cent.

        The Fund tries to maintain stable NAVs of $1.00 per share. The Master Series values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Master Series and the Fund each price their shares at 5:00 p.m., Eastern time on each day the New York Stock Exchange ("NYSE") and Federal Reserve Wire System ("Federal Reserve") are open.

        If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. The Master Series values all other securities and assets, including restricted securities, by a method that the Master Series Trustees believe accurately reflects fair value.

        If NB Management believes that the price of a security obtained under the Master Series' valuation procedures (as described above) does not represent the amount that the Master Series reasonably expects to receive on a current sale of the security, the Master Series will value the security based on a method that the Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Automatic Investing
-------------------


        Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.



Financial Intermediaries
------------------------


        The Fund has authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Fund's prospectus. Purchase orders will be priced at the next share price to be calculated after your order has been received, provided payment is received in a timely fashion.


                         ADDITIONAL EXCHANGE INFORMATION


        As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," if shareholders purchased a Fund's Advisor, Institutional, Investor or Trust Class shares directly, they may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other Fund(s) are met. Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

        Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Advisor, Trust or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for
Neuberger Berman International Institutional Fund Institutional Class shareholders, or Neuberger Berman Genesis Fund Institutional Class shareholders.

        Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

EQUITY FUNDS
------------


 Neuberger Berman All Cap Growth Fund     Seeks   growth  of  capital.   Invests
                                          mainly  in common  stocks  of  small-,
                                          mid-,     and     large-capitalization
                                          companies,  which it  defines as those
                                          with  a  total  market  capitalization
                                          within the market capitalization range
                                          of  the  Russell   3000   Index.   The
                                          Portfolio     Managers     employ    a
                                          disciplined  investment  strategy when
                                          selecting  growth stocks,  looking for
                                          fast-growing   companies   with  above
                                          average sales and competitive  returns
                                          on equity relative to their peers.


 Neuberger  Berman                        Seeks  long-term  growth  of  capital;
 Century Fund                             dividend  income is a secondary  goal.
                                          Invests  mainly  in  common  stocks of
                                          large-capitalization   companies.  The
                                          Portfolio   Manager   seeks   to   buy
                                          companies  with strong  historical and
                                          prospective earnings growth.

 Neuberger Berman                         Seeks long-term  capital  growth.  The
 Fasciano Fund                            Portfolio  Manager also may consider a
                                          company's  potential  for income prior
                                          to selecting it for the Fund. The Fund
                                          invests mainly in the common stocks of
                                          small-cap companies,  I.E., those with
                                          a total  market  value of no more than
                                          $1.5  billion  at the  time  the  Fund
                                          first  invests in them.  In  selecting
                                          companies  that the Portfolio  Manager
                                          believes may have greater potential to
                                          appreciate  in  price,  the  Portfolio
                                          Manager   will   invest  the  Fund  in
                                          smaller     companies     that     are
                                          under-followed  by major  Wall  Street
                                          brokerage   houses  and  large   asset
                                          management firms.

 Neuberger Berman                         Seeks  long-term  growth  of  capital.
 Focus Fund                               Invests   mainly  in   common   stocks
                                          selected   from   13    multi-industry
                                          sectors of the  economy.  To  maximize
                                          potential  return,  the Fund  normally
                                          makes  90% or more of its  investments
                                          in not more  than six  sectors  of the
                                          economy, and may invest 50% or more of
                                          its assets in any one sector.


 Neuberger Berman                         Seeks   growth  of  capital.   Invests
 Genesis Fund                             mainly  in stocks  of  companies  with
 (This Fund is closed to new              small market  capitalizations (no more
 investors.)                              than $1.5  billion  at the time of the
                                          Fund's   investment).   The  Portfolio
                                          Managers  seek  to buy the  stocks  of
                                          undervalued  companies  whose  current
                                          product  lines and balance  sheets are
                                          strong.

EQUITY FUNDS
------------

 Neuberger Berman                         Seeks long-term  growth of capital and
 Guardian Fund                            secondarily,  current income.  Invests
                                          mainly    in   stocks   of   mid-   to
                                          large-capitalization   companies  that
                                          are    well    positioned    and   are
                                          undervalued in the market.


 Neuberger Berman                         Seeks long-term  capital  appreciation
 International Fund                       by  investing   primarily  in  foreign
                                          stocks of any capitalization,  both in
 (This Fund is closed to new              developed  economies  and in  emerging
 investors.)                              markets.  The Portfolio  Managers seek
                                          undervalued   companies  in  countries
                                          with strong potential for growth.

Neuberger Berman International            Seeks long-term  capital  appreciation
Institutional Fund                        by  investing   primarily  in  foreign
                                          stocks of any capitalization,  both in
(This Fund  is  closed  to  new           developed  economies  and in  emerging
investors.)                               markets.  The Portfolio  Managers seek
                                          undervalued   companies  in  countries
                                          with strong potential for growth.

Neuberger Berman                          Seeks long-term  capital  appreciation
International                             by   investing   primarily  in  common
Large Cap Fund                            stocks of foreign  companies,  both in
                                          developed  economies  and in  emerging
                                          markets.  The Portfolio  Managers seek
                                          undervalued   companies  in  countries
                                          with strong potential for growth.

 Neuberger Berman                         Seeks  growth of  capital.  Invests in
 Manhattan Fund                           securities   believed   to  have   the
                                          maximum    potential   for   long-term
                                          capital    appreciation.     Portfolio
                                          Managers seek  fast-growing  companies
                                          with   above    average    sales   and
                                          competitive returns on equity relative
                                          to their peers. Factors in identifying
                                          these  firms  may  include   financial
                                          strength,  a strong position  relative
                                          to  competitors  and  strong  earnings
                                          growth relative to competitors.


 Neuberger Berman                         Seeks  growth of capital by  investing
 Millennium Fund                          mainly    in    common    stocks    of
                                          small-capitalization  companies, which
                                          it  defines  as  those  with  a  total
                                          market   value  of  no  more  than  $2
                                          billion   at  the   time  of   initial
                                          investment.   The  Portfolio  Managers
                                          take  a  growth   approach   to  stock
                                          selection,  looking  for fast  growing
                                          companies with above average sales and
                                          competitive returns on equity relative
                                          to their peers. Factors in identifying
                                          these  firms  may  include   financial
                                          strength,  a strong position  relative
                                          to  competitors  and  strong  earnings
                                          growth relative to competitors.

EQUITY FUNDS
------------

 Neuberger Berman                         Seeks   capital   growth   through  an
 Partners Fund                            approach  that is intended to increase
                                          capital  with  reasonable   risk.  The
                                          Portfolio     Manager     looks     at
                                          fundamentals, focusing particularly on
                                          cash  flow,  return  on  capital,  and
                                          asset values.

 Neuberger Berman                         Seeks total return through  investment
 Real Estate Fund                         in real estate securities, emphasizing
                                          both capital  appreciation and current
                                          income.

 Neuberger Berman                         Seeks  growth of capital by  investing
 Regency Fund                             primarily   in   common    stocks   of
                                          mid-capitalization companies which the
                                          Portfolio  Manager believes have solid
                                          fundamentals.

 Neuberger Berman                         Seeks  long-term  growth of capital by
 Socially Responsive Fund                 investing  primarily in  securities of
                                          companies   that   meet   the   Fund's
                                          financial criteria and social policy.


INCOME FUNDS
------------

 Neuberger Berman                         A  money   market  fund   seeking  the
 Cash Reserves                            highest   available   current   income
                                          consistent  with safety and liquidity.
                                          The Fund invests in high-quality money
                                          market   instruments.   It   seeks  to
                                          maintain  a  constant   purchase   and
                                          redemption price of $1.00.

Neuberger Berman                          A U.S.  Government  money  market fund
Government Money Fund                     seeking  maximum  safety and liquidity
                                          and  the  highest   available  current
                                          income. The Fund invests in securities
                                          issued or  guaranteed  as to principal
                                          or  interest  by the U.S.  Government,
                                          its agencies and instrumentalities and
                                          repurchase agreements relating to such
                                          securities.

INCOME FUNDS
------------

Lehman Brothers High Income               Seeks  high total  returns  consistent
Bond Fund                                 with  capital  preservation.  The Fund
                                          normally   invests   primarily   in  a
                                          diversified        portfolio        of
                                          intermediate-term,     U.S.     dollar
                                          denominated,    high-yield   corporate
                                          bonds, including those sometimes known
                                          as "junk" bonds.

Lehman  Brothers                          Seeks to maximize total return through
Core Bond Fund                            a  combination  of income and  capital
                                          appreciation.    The   Fund   normally
                                          invests in high  quality  fixed-income
                                          securities.      Corporate      bonds,
                                          commercial  paper or bonds  secured by
                                          assets   such   as   home   mortgages,
                                          generally,  must at  least  be an A*/;
                                          bonds issued by the U.S. Government or
                                          its  agencies  are   considered   high
                                          quality.

Lehman Brothers Short Duration            Seeks  the  highest   current   income
Bond Fund                                 consistent  with low risk to principal
                                          and liquidity and, secondarily,  total
                                          return.   The  Fund  invests  in  debt
                                          securities,    primarily    investment
                                          grade;  maximum  10% below  investment
                                          grade,  but no lower than B.*/ Maximum
                                          average duration of three years.

Lehman Brothers Strategic Income          Seeks to maximize income without undue
Fund                                      risk to principle.  The Fund invests
                                          in a diversified portfolio of fixed-
                                          income instruments of varying sectors,
                                          credit quality and maturities and
                                          dividend-paying equities.

MUNICIPAL FUNDS
---------------

Lehman Brothers  Municipal                Seeks high current  tax-exempt  income
Securities Trust                          with  low risk to  principal  and
                                          liquidity  and,   secondarily,   total
                                          return. The Fund invests in investment
                                          grade  municipal   securities  with  a
                                          maximum average duration of 10 years.

Lehman Brothers  National                 Seeks the  highest  available  current
Municipal Money Fund                      income exempt from federal  income tax
                                          that is  consistent  with  safety  and
                                          liquidity.  The Fund normally  invests
                                          at  least  80% of its  net  assets  in
                                          high-quality,   short-term  securities
                                          from  municipal   issuers  around  the
                                          country.  The Fund seeks to maintain a
                                          stable $1.00 share price.

Lehman Brothers Municipal                 A  money   market  fund   seeking  the
Money  Fund                               highest current  income  exempt  from
                                          federal  income tax,  consistent  with
                                          safety and liquidity. The Fund invests
                                          in high-quality,  short-term municipal
                                          securities.  It  seeks to  maintain  a
                                          constant purchase and redemption price
                                          of $1.00.

MUNICIPAL FUNDS
---------------

Lehman Brothers New York                  A  money   market  fund   seeking  the
Municipal Money Fund                      highest   available   current   income
                                          exempt from federal income tax and New
                                          York State and New York City  personal
                                          income taxes that is  consistent  with
                                          safety   and   liquidity.   The   Fund
                                          normally  invests  at least 80% of its
                                          net assets in high-quality, short-term
                                          municipal   securities   that  provide
                                          income  that is  exempt  from  federal
                                          income  tax and New York State and New
                                          York City personal  income taxes.  The
                                          Fund seeks to maintain a stable  $1.00
                                          share price.

Lehman Brothers Tax-Free                  Seeks the  highest  available  current
Money Fund                                income exempt from federal  income tax
                                          and, to the extent possible,  from the
                                          federal  alternative minimum tax, that
                                          is   consistent    with   safety   and
                                          liquidity.  The Fund normally  invests
                                          at  least  80% of its  net  assets  in
                                          high-quality,   short-term   municipal
                                          securities.  The  Fund  also  normally
                                          invests at least 80% of its net assets
                                          in securities the interest on which is
                                          not  a  preference  item  for  federal
                                          alternative minimum tax purposes.  The
                                          Fund seeks to maintain a stable  $1.00
                                          share price.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.


        Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

        There can be no assurance that Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, or Lehman Brothers TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

        Each of the Funds, except Neuberger Berman International, Neuberger Berman International Institutional, Neuberger Berman International Large Cap and Neuberger Berman Real Estate Funds may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman International, Neuberger Berman International Institutional, Neuberger Berman International Large Cap and Neuberger Berman Real Estate Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

        o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

        o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------


        The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. Redemption payments may also be delayed in the event of the closing of the Federal Reserve or when trading on the Federal Reserve is restricted. In addition, when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day.

        If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE and the Federal Reserve are open ("Business Day") after termination of the suspension.

        The Fund calculates its share price as of 5:00 p.m., Eastern time each Business Day. When the Exchange, bond market or Federal Reserve closes early, orders must be received by the earlier of 12:00 noon, Eastern time, or the markets' earlier closing times in order to be processed that day; orders to purchase or sell shares received in good order after 12:00 noon, Eastern time, and before such earlier closing times will be processed the following business day at the share price calculated on the day your order was received.


Redemptions in Kind
-------------------


        The Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS


        The Fund distributes to its shareholders substantially all of its net investment income by Class (after deducting expenses attributable to the Class) and any net capital gains (both long-term and short-term) it earns or realizes (including, in each case, its proportionate share of its corresponding Master Series' net investment income and any gains). The Master Series' net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses. Net investment income and net capital gains and losses are reflected in the Master Series' NAV (and, hence, the Fund's NAV) until they are distributed. The Master Series and the Fund normally calculate their respective net investment income and share price as of 5:00 p.m., Eastern time, on each Business Day.

        Income dividends are declared daily, at approximately 4:00 p.m., Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month. Shares of Neuberger Berman GOVERNMENT MONEY Fund whose purchase orders are received by 12:00 noon, Eastern time, and converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day; shares whose purchase orders are received after noon, Eastern time, and converted to "federal funds" by 6:00 p.m., Eastern time, the following day, will first become shareholders and accrue a dividend the day after the order is received. The shares will continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

        The Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

        The Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

        A shareholder's cash election remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.


        Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------


        To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and short-term gain, both determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (b) not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

        By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (taxable as ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

        Series of the Trust and other registered investment companies that previously invested in master-feeder structures and were managed by NB Management ("Feeder Trusts," and each series thereof, a "Feeder Fund") received rulings from the Internal Revenue Service ("Service") that each Feeder Fund, as an investor in its corresponding master series (each, a "Master Fund"), would be deemed to own a proportionate share of the Master Fund's assets, and to earn a proportionate share of the Master Fund's income, for purposes of determining whether the Feeder Fund satisfies all of the requirements described above to qualify as a RIC. Although the Fund may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Fund as well.

        The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

        See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Master Series and the Master Series' investments in certain securities.

Taxation of the Master Series
-----------------------------

        The Master Funds received rulings from the Service to the effect that, among other things, each Master would be treated as a separate partnership for federal tax purposes and would not be a "publicly traded partnership." Although the Master Series may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Master Series as well. As a result, the Master Series is not subject to federal income tax; instead, each investor in the Master Series, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Master Series' income, gains, losses and deductions, without regard to whether it has received any cash distributions from the Master Series. The Master Series also is not subject to Delaware or New York income or franchise tax.

        Because the Fund is deemed to own a proportionate share of the Master Series' assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Master Series intends to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

        Distributions to the Fund from the Master Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Fund's basis in its interest in the Master Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Master Series and includes a disproportionate share of any unrealized receivables the Master Series holds and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis in its interest in the Master Series generally equals the amount of cash and the basis of any property the Fund invests in the Master Series, increased by the Fund's share of the Master Series' net income and capital gains, if any, and decreased by (a) the amount of cash and the basis of any property the Master Series distributes to the Fund and
(b) the Fund's share of the Master Series' losses.

        The Master Series may acquire zero coupon or other securities issued with OID. As a holder of those securities, the Master Series must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because the Fund annually must distribute to its shareholders substantially all of its proportionate share of the Master Series' investment company taxable income, including any accrued OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash the Master Series actually receives. If that occurred, then because the Fund would have to redeem part of its interest in the Master Series to produce cash to make those distributions, the redemption payments would have to be made from the Master Series' cash assets or, if necessary, from the proceeds of sales of its securities. The Master Series may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income.

Taxation of the Fund's Shareholders
-----------------------------------

        The Fund is required to withhold 28% of all dividends otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who are subject to backup withholding for any other reason.

        The income dividends the Fund pays to a non-resident alien individual or foreign corporation (I.E., a non-U.S. person), other than dividends paid to such a shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on, generally are subject to a 30% (or lower treaty rate) federal withholding tax. Fund distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund's (including its proportionate share of the Master Series') "qualified net interest income" and/or short-term gain, (3) properly designated by the Fund and (4) with respect to a taxable year before January 1, 2008, are exempt from that tax.

        As described in "Maintaining Your Account" in the Prospectus, the Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing or money purchase pension plan, Code section 401(k) plan and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.


                        VALUATION OF PORTFOLIO SECURITIES


        The Master Series relies on Rule 2a-7 to use the amortized cost method of valuation to enable the Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Master Series' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.


                             PORTFOLIO TRANSACTIONS


        Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

        In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, the Manager considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. the Manager also may consider the brokerage and research services that broker-dealers provide to the Fund or the Manager. Under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, the Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

        During the fiscal year ended October 31, 2006, Neuberger Berman GOVERNMENT MONEY Fund did not acquire any securities of its "regular brokers or dealers." At October 31, 2006, the Fund held none of the securities of its "regular brokers or dealers."

        No affiliate of the Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of the Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

        The Fund may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

        The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

        Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in the Manager's judgment. No Fund deems it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

        A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Fund are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

        To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

        Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

        The Fund expects that it will continue to execute a portion of their transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, the Manager considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

        In certain instances the Manager specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced the Manager's normal internal research activities, the Manager's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, the Manager is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to the Manager by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of the Manager and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, the Manager always considers its best execution obligation when deciding which broker to utilize.

        A committee comprised of officers of NB Management and employees of Neuberger Berman and/or Lehman Brothers Asset Management who are Portfolio Managers of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's and Lehman Brothers Asset Management's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB

Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

        The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if the Manager determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. The Manager believes that those research services benefit the Fund by supplementing the information otherwise available to the Manager. That research may be used by the Manager in servicing Other NB Funds and, in some cases, by Lehman Brothers Asset Management in servicing the Managed Accounts. On the other hand, research received by the Manager from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman and Lehman Brothers Asset Management from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.


Expense Offset Arrangement
--------------------------


        The Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2006, the impact of this arrangement was a reduction of expenses as follows:

       ------------------------------------------------------------------
       FUND                                 AMOUNT   OF   REDUCTION   OF
                                            EXPENSES
       ------------------------------------------------------------------
       GOVERNMENT MONEY                                        $6,106.05
       ------------------------------------------------------------------


Proxy Voting
------------


        The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

        NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

        NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

        NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

        In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

        If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

        Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.


                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------


        The Master Series prohibits the disclosure of information about its portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Master Series, rating and ranking organizations, and affiliated persons of the Master Series or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Master Series' legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

        NB Management and the Master Series have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Master Series with a specific business reason to know the portfolio holdings of the Master Series (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Master Series prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.


Portfolio Holdings Disclosure Procedures
----------------------------------------


        Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Master Series by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Master Series or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Master Series or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

        The Fund, NB Management nor any affiliate of either may not receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Master Series' Chief Compliance Officer, the Board of Trustees reviews the Master Series' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

        Pursuant to Codes of Ethics adopted by the Master Series, NB Management, and Lehman Brothers Asset Management ("Code of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Master Series except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Master Series shareholders. The Code of Ethics also prohibits any person associated with the Master Series, NB Management and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Master Series from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.


Portfolio Holdings Approved Recipients
--------------------------------------


        The Master Series currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

        STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Master Series has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Master Series employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Master Series' activities and supplies the Master Series with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Master Series which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Master Series, except with such Master Series' written consent. State Street receives reasonable compensation for its services and expenses as custodian.

        SECURITIES LENDING AGENT. The Master Series has entered into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Master Series' portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Master Series' operations that is designated by the Master Series as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Master Series pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Master Series also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

        OTHER THIRD-PARTY SERVICE PROVIDERS TO THE MASTER SERIES. The Master Series may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Master Series who require access to this information to fulfill their duties to the Master Series. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.


        Rating, Ranking and Research Agencies.
        --------------------------------------


        The Master Series sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Master Series. The Master Series provides its complete portfolio holdings to:
Vestek each day and Lipper, a Reuters company on the second business day of each month. The Fund also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Master Series' top 10 holdings. No compensation is received by the Master Series, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. The Master Series either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Master Series' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Master Series.

                             REPORTS TO SHAREHOLDERS


        Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS



The Fund
--------

        The Fund is an ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series (including the Fund). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

        Prior to June 1, 2007, the name of the Trust was "Neuberger Berman Income Funds."

        The predecessor of the Fund was converted into separate series of the Trust on July 2, 1993; this conversion was approved by the shareholders of the Fund in April 1993.

        DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

        SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

        CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

Master Series
-------------


        The Master Series is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has nine separate portfolios (including the Master Series). The assets of each portfolio belong only to that portfolio, and the liabilities of each portfolio are borne solely by that portfolio and no other.

        NEUBERGER BERMAN GOVERNMENT MONEY FUND'S INVESTMENTS IN THE MASTER SERIES. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Master Series, which is a "master fund." The Master Series, which has the same investment objective, policies, and limitations as the Fund that invests in it, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

        The Fund's investment in the Master Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Master Series.

        The Master Series may also permit other investment companies and/or other institutional investors to invest in the Master Series. All investors will invest in the Master Series on the same terms and conditions as the Fund and will pay a proportionate share of the Master Series' expenses. Other investors in the Master Series are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and might charge a sales commission. Therefore, shareholders of a Class of the Fund may have different returns than shareholders in another investment company that invests exclusively in the Master Series. Information regarding any fund that invests in the Master Series is available from NB Management by calling 888-556-9030.

        The Fund Trustees believe that investment in the Master Series by other potential investors in addition to the Fund may enable the Master Series to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in the Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in the Master Series (other than the Fund) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Fund) might, as a result, experience higher PRO RATA operating expenses, thereby producing lower returns.

        The Fund may withdraw its entire investment from the Master Series at any time, if the Fund Trustees determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Master Series with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Master Series in a manner not acceptable to the Fund Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Master Series to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of its investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Master Series, the Fund Trustees would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

        INVESTOR MEETINGS AND VOTING. The Master Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Master Series will be entitled to vote in proportion to its relative beneficial interest in the Master Series. On most issues subjected to a vote of the Master Series investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Master Series in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Master Series, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Master Series investors; indeed, if other investors hold a majority interest in the Master Series, they could have voting control of the Master Series.

        CERTAIN PROVISIONS. Under Delaware law, investors in the Master Series will not be personally liable for the obligations of the Master Series; those investors are entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or the Master Series contain a statement that such obligation may be enforced only against the assets of the Master Trust or Master Series and provides for indemnification out of Master
Trust or Master Series property of any investor nevertheless held personally liable for Master Trust or Master Series obligations, respectively, merely on the basis of being an investor.


                          CUSTODIAN AND TRANSFER AGENT


        Each of the Fund and the Master Series has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


        Each of the Fund and the Master Series has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.


                                  LEGAL COUNSEL


        The Trusts have selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


        As of January 31, 2007, the following are all of the beneficial and record owners of more than five percent of the Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of its policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND                             NAME & ADDRESS                    PERCENT OWNED
----                             --------------                    -------------
Neuberger Berman GOVERNMENT      LEHMAN BROTHERS INC  FOR THE          53.24%
MONEY Fund                       EXCULSIVE
                                 BENEFIT OF CUSTOMERS
INVESTOR CLASS                   70 HUDSON ST 7TH FLOOR
                                 ATTN MUTUAL FUNDS
                                 OPERATIONS
                                 JERSEY CITY NJ  07302-6599

                                 NEUBERGER BERMAN LLC                  26.04%
                                 FOR THE EXCLUSIVE BENEFIT
                                 OF CUSTOMERS
                                 70 HUDSON ST 7TH FLOOR
                                 JERSEY CITY NJ 07302-4585



                             REGISTRATION STATEMENT


        This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

        Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS


        The   following   financial   statements   and  related   documents  are
incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended October 31, 2006:

             The audited financial statements of Neuberger Berman GOVERNMENT MONEY Fund and notes thereto for the fiscal year ended October 31, 2006, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements of the Fund.

        Additionally, seed capital financial statements of GOVERNMENT Master Series for the one-day period ended December 4, 2006, are incorporated herein by reference from the Lehman Brothers Institutional Liquidity Funds Statement of Additional Information dated December 19, 2006.

                                                                      Appendix A


             RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER


        S&P CORPORATE BOND RATINGS:
        ---------------------------

        AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

        A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

        BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

        BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        CI - The rating CI is reserved for income bonds on which no interest is being paid.

        D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

        MOODY'S CORPORATE BOND RATINGS:
        -------------------------------

        Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

        Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

        A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

        C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


        S&P COMMERCIAL PAPER RATINGS:
        -----------------------------

        A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                                       A-2
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        MOODY'S COMMERCIAL PAPER RATINGS:
        ---------------------------------

        Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

    -      Leading market positions in well-established industries.

    -      High rates of return on funds employed.

    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.


                                      A-3

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